Quarterly Holdings Report
for
Fidelity® Total International Index Fund
January 31, 2026
TI1-NPRT1-0426
1.9871052.109
Common Stocks - 97.1%
	Shares	Value ($)
AUSTRALIA - 4.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Aussie Broadband Ltd	145,838	459,025
Superloop Ltd (d)	292,484	468,444
Telstra Group Ltd	1,970,782	6,697,088
Tuas Ltd (d)	166,574	822,396
		8,446,953
Entertainment - 0.0%
EVT Ltd	51,483	449,920
Interactive Media & Services - 0.1%
CAR Group Ltd	195,488	3,757,135
REA Group Ltd	27,074	3,577,353
SEEK Ltd	191,438	2,795,466
		10,129,954
Media - 0.0%
Nine Entertainment Co Holdings Ltd	650,035	518,286
TOTAL COMMUNICATION SERVICES		19,545,113
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Amotiv Ltd	93,527	546,420
ARB Corp Ltd	43,127	775,113
PWR Holdings Ltd (e)	62,059	402,329
		1,723,862
Broadline Retail - 0.2%
Harvey Norman Holdings Ltd	298,890	1,348,696
Wesfarmers Ltd	588,733	33,961,990
		35,310,686
Distributors - 0.0%
Bapcor Ltd	213,135	317,611
Diversified Consumer Services - 0.0%
IDP Education Ltd	153,689	675,305
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	288,107	10,745,385
Collins Foods Ltd	60,996	453,628
Corporate Travel Management Ltd (g)	63,316	708,528
Domino's Pizza Enterprises Ltd	38,851	618,181
Flight Centre Travel Group Ltd (e)	93,831	1,058,495
Guzman y Gomez Ltd (e)	26,366	407,224
Lottery Corp/The	1,148,296	4,118,022
Tabcorp Holdings Ltd	1,189,545	733,081
WEB Travel Group Ltd (d)	194,755	626,554
		19,469,098
Household Durables - 0.0%
Breville Group Ltd (e)	54,901	1,231,016
Specialty Retail - 0.0%
Eagers Automotive Ltd	90,746	1,695,414
JB Hi-Fi Ltd	57,538	3,251,404
Lovisa Holdings Ltd	38,172	823,747
Nick Scali Ltd	42,623	728,954
Premier Investments Ltd	57,247	533,778
Super Retail Group Ltd	89,489	916,040
Temple & Webster Group Ltd (d)	54,148	454,357
		8,403,694
TOTAL CONSUMER DISCRETIONARY		67,131,272
Consumer Staples - 0.1%
Beverages - 0.0%
Treasury Wine Estates Ltd (e)	412,412	1,539,301
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	694,782	10,295,508
Endeavour Group Ltd/Australia (e)	824,484	2,124,279
GrainCorp Ltd Class A	118,494	594,095
Metcash Ltd	572,834	1,324,325
Woolworths Group Ltd	633,239	13,643,178
		27,981,385
Food Products - 0.0%
Bega Cheese Ltd	154,132	655,785
Elders Ltd	134,350	689,498
Inghams Group Ltd	217,220	378,153
		1,723,436
TOTAL CONSUMER STAPLES		31,244,122
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	126,875	2,547,997
Beach Energy Ltd (e)	785,560	672,839
Deep Yellow Ltd (d)	505,788	1,000,264
New Hope Corp Ltd	254,787	800,168
Paladin Energy Ltd (d)(e)	156,098	1,504,392
Paladin Energy Ltd (Canada) (d)	68,335	625,311
Santos Ltd	1,690,391	8,251,497
Viva Energy Group Ltd (b)(c)	609,635	764,135
Whitehaven Coal Ltd	402,989	2,477,887
Woodside Energy Group Ltd	986,279	17,414,240
Yancoal Australia Ltd	196,396	790,475
TOTAL ENERGY		36,849,205
Financials - 1.4%
Banks - 1.1%
ANZ Group Holdings Ltd	1,544,661	39,296,717
Bank of Queensland Ltd	382,496	1,808,524
Bendigo & Adelaide Bank Ltd	295,141	2,254,570
Commonwealth Bank of Australia	869,567	90,440,913
Judo Capital Holdings Ltd (d)	583,126	736,998
National Australia Bank Ltd	1,586,736	47,664,632
Westpac Banking Corp	1,774,046	47,956,556
		230,158,910
Capital Markets - 0.2%
ASX Ltd	100,663	4,015,138
HMC Capital Ltd (e)	163,195	477,292
HUB24 Ltd	42,591	3,010,015
Insignia Financial Ltd (d)	260,851	844,643
L1 Group Ltd	419,236	359,079
MA Financial Group Ltd	68,883	497,414
Macquarie Group Ltd	187,338	27,679,479
Magellan Financial Group Ltd	97,544	592,983
Magellan Financial Group Ltd warrants 4/16/2027 (d)	4,999	70
Netwealth Group Ltd	68,213	1,162,803
Perpetual Ltd	64,459	812,886
Pinnacle Investment Management Group Ltd	91,539	1,082,359
		40,534,161
Consumer Finance - 0.0%
Credit Corp Group Ltd	45,289	446,563
Zip Co Ltd (d)	667,289	1,231,367
		1,677,930
Financial Services - 0.0%
AMP Ltd	1,266,596	1,494,980
Challenger Ltd	280,223	1,797,178
Helia Group Ltd	162,816	662,121
Washington H Soul Pattinson & Co Ltd	179,143	4,813,957
		8,768,236
Insurance - 0.1%
AUB Group Ltd	62,357	1,311,788
Generation Development Group Ltd	180,469	676,102
Insurance Australia Group Ltd	1,229,001	6,504,193
Medibank Pvt Ltd	1,438,170	4,626,790
nib holdings Ltd/Australia	255,810	1,198,837
QBE Insurance Group Ltd	783,561	10,739,311
Steadfast Group Ltd	566,756	2,064,075
Suncorp Group Ltd	563,189	6,667,003
		33,788,099
TOTAL FINANCIALS		314,927,336
Health Care - 0.3%
Biotechnology - 0.2%
CSL Ltd	252,148	31,773,128
Mesoblast Ltd (d)(e)	475,614	837,920
Telix Pharmaceuticals Ltd (d)(e)	143,669	1,048,259
		33,659,307
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	76,646	1,742,077
Cochlear Ltd	33,762	6,326,586
Nanosonics Ltd (d)	148,549	401,355
PolyNovo Ltd (d)(e)	333,614	235,797
		8,705,815
Health Care Providers & Services - 0.1%
EBOS Group Ltd	102,336	1,584,160
Ramsay Health Care Ltd	102,046	2,583,732
Regis Healthcare Ltd	103,125	481,852
Sigma Healthcare Ltd	2,685,936	5,779,387
Sonic Healthcare Ltd	240,814	3,851,053
		14,280,184
Health Care Technology - 0.0%
Pro Medicus Ltd	30,424	3,900,721
Pharmaceuticals - 0.0%
Clarity Pharmaceuticals Ltd (d)	154,004	329,228
Neuren Pharmaceuticals Ltd (d)	61,162	710,830
		1,040,058
TOTAL HEALTH CARE		61,586,085
Industrials - 0.3%
Aerospace & Defense - 0.0%
Austal Ltd (d)	145,124	705,379
DroneShield Ltd (c)(d)	436,836	1,009,913
		1,715,292
Commercial Services & Supplies - 0.1%
Brambles Ltd	705,089	10,998,148
Cleanaway Waste Management Ltd	1,181,133	2,031,530
Downer EDI Ltd	348,812	1,955,307
		14,984,985
Construction & Engineering - 0.0%
Monadelphous Group Ltd	51,723	1,121,579
NRW Holdings Ltd	240,044	870,876
Service Stream Ltd	345,466	548,488
SRG Global Ltd	321,281	675,647
Ventia Services Group Pty Ltd	430,471	1,732,604
Worley Ltd	247,508	2,311,243
		7,260,437
Ground Transportation - 0.0%
Aurizon Holdings Ltd	884,822	2,273,578
Kelsian Group Ltd	117,882	320,140
		2,593,718
Machinery - 0.0%
Silex Systems Ltd (d)	120,540	585,886
Passenger Airlines - 0.0%
Qantas Airways Ltd	386,224	2,708,297
Professional Services - 0.1%
ALS Ltd	267,277	4,585,956
Computershare Ltd	270,337	6,157,630
IPH Ltd	157,040	408,987
McMillan Shakespeare Ltd	40,031	475,279
SmartGroup Corp Ltd	77,278	453,640
		12,081,492
Trading Companies & Distributors - 0.0%
Reece Ltd (e)	120,330	1,240,119
SGH Ltd	106,493	3,442,340
		4,682,459
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	531,793	1,840,461
Qube Holdings Ltd	863,275	2,867,445
Transurban Group unit	1,596,891	15,512,331
		20,220,237
TOTAL INDUSTRIALS		66,832,803
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Codan Ltd	57,126	1,513,220
Dicker Data Ltd	69,899	489,175
		2,002,395
IT Services - 0.0%
Data#3 Ltd	89,826	611,742
Macquarie Technology Group Ltd (d)	8,325	405,914
Megaport Ltd (d)	88,926	717,695
NEXTDC Ltd (d)(e)	334,221	3,100,027
		4,835,378
Software - 0.1%
Catapult Sports Ltd (d)	140,287	341,911
Hansen Technologies Ltd	119,546	412,899
IRESS Ltd	103,265	586,774
SiteMinder Ltd (d)	137,610	486,790
Technology One Ltd	158,090	2,773,066
WiseTech Global Ltd	106,006	4,281,402
		8,882,842
TOTAL INFORMATION TECHNOLOGY		15,720,615
Materials - 1.6%
Chemicals - 0.0%
Alpha HPA Ltd (d)	573,342	291,450
Dyno Nobel Ltd	920,516	2,249,915
Nufarm Ltd (d)	194,429	319,522
Orica Ltd	237,410	4,252,042
		7,112,929
Containers & Packaging - 0.0%
Orora Ltd	655,725	936,059
Metals & Mining - 1.6%
Alkane Resources Ltd (d)	615,012	700,211
Anglogold Ashanti Plc	34,837	3,235,312
Anglogold Ashanti Plc (South Africa)	226,243	20,395,267
AVZ Minerals Ltd (d)(g)	729,530	5
Bellevue Gold Ltd (d)	802,127	1,052,888
BHP Group Ltd	2,636,606	90,810,946
BlueScope Steel Ltd	229,056	4,823,375
Capricorn Metals Ltd (d)	207,065	2,132,566
Catalyst Metals Ltd (d)	128,690	772,466
Deterra Royalties Ltd	242,317	713,759
Develop Global Ltd (d)	132,150	484,959
Emerald Resources NL (d)	286,051	1,483,978
Evolution Mining Ltd	1,058,228	10,839,756
Firefinch Ltd (g)	66,763	0
Fortescue Ltd	877,324	12,829,416
Genesis Minerals Ltd (d)	537,721	2,842,015
Glencore PLC	5,227,782	35,639,653
Greatland Resources Ltd	264,291	2,420,113
IGO Ltd (d)	355,356	2,058,802
Iluka Resources Ltd	228,812	854,026
Imdex Ltd	275,024	725,834
IperionX Ltd (d)(e)	162,690	832,675
Leo Lithium Ltd (g)	399,362	31,425
Liontown Ltd (d)	998,604	1,289,926
Lynas Rare Earths Ltd (d)	473,502	4,766,332
Mineral Resources Ltd (d)	92,266	3,671,855
Northern Star Resources Ltd	707,956	14,266,991
OceanaGold Corp	121,075	3,923,056
Ora Banda Mining Ltd (d)(e)	674,898	601,555
Pantoro Gold Ltd (d)	186,552	661,219
Perenti Ltd	459,520	899,163
Perseus Mining Ltd	713,236	2,930,305
PLS Group Ltd (d)	1,679,479	5,017,177
Predictive Discovery Ltd (d)	1,029,205	609,184
Ramelius Resources Ltd	1,019,943	3,352,320
Regis Resources Ltd	400,108	2,245,639
Resolute Mining Ltd (d)	1,142,184	1,081,689
Rio Tinto Ltd	192,271	20,290,713
Rio Tinto PLC	585,304	53,399,822
Sandfire Resources Ltd (d)	243,613	3,367,352
South32 Ltd	2,323,065	7,359,162
Stanmore Resources Ltd	179,236	375,681
Vault Minerals Ltd (d)	552,586	2,262,584
Vulcan Energy Resources Ltd (d)(e)	207,327	580,376
Westgold Resources Ltd	498,894	2,556,900
		331,188,448
TOTAL MATERIALS		339,237,436
Real Estate - 0.3%
Diversified REITs - 0.1%
Centuria Capital Group unit	367,271	494,874
Charter Hall Group unit	234,449	3,756,580
Charter Hall Long Wale REIT unit	334,324	907,945
GPT Group/The unit	1,005,832	3,705,175
Mirvac Group unit	2,078,288	2,894,432
Stockland unit	1,254,040	4,706,822
		16,465,828
Industrial REITs - 0.1%
Centuria Industrial REIT	316,358	715,962
Dexus Industria REIT	143,125	255,142
Goodman Group unit	1,062,262	22,731,170
		23,702,274
Office REITs - 0.0%
Dexus unit	563,055	2,634,800
Real Estate Management & Development - 0.0%
Gemlife Communities Group unit	129,482	453,529
Lendlease Group unit	335,907	1,132,119
PEXA Group Ltd (d)	68,184	653,324
		2,238,972
Residential REITs - 0.0%
Ingenia Communities Group unit	214,483	706,450
Retail REITs - 0.1%
BWP Property Group Ltd unit	293,692	764,876
Charter Hall Retail REIT	293,531	803,293
HomeCo Daily Needs REIT unit (c)	983,212	883,211
Region Group unit	591,001	950,666
Scentre Group unit	2,674,615	7,598,870
Vicinity Ltd unit	2,031,554	3,480,095
Waypoint REIT Ltd unit	332,682	567,575
		15,048,586
Specialized REITs - 0.0%
Abacus Storage King unit (e)	255,024	275,257
Arena REIT unit	246,768	610,021
Charter Hall Social Infrastructure REIT	185,113	375,109
DigiCo Infrastructure REIT	239,102	427,902
National Storage REIT unit	706,093	1,357,059
		3,045,348
TOTAL REAL ESTATE		63,842,258
Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	892,881	7,336,741
Gas Utilities - 0.0%
Apa Group unit	671,800	4,144,778
Multi-Utilities - 0.0%
AGL Energy Ltd	316,048	1,991,723
TOTAL UTILITIES		13,473,242
TOTAL AUSTRALIA		1,030,389,487
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	73,882	4,383,180
Financials - 0.3%
Banks - 0.2%
BAWAG Group AG (b)(c)	40,879	6,657,844
Erste Group Bank AG	159,356	20,683,744
Raiffeisen Bank International AG	68,590	3,470,018
		30,811,606
Insurance - 0.1%
UNIQA Insurance Group AG	66,594	1,234,578
Vienna Insurance Group AG Wiener Versicherung Gruppe	20,418	1,604,624
		2,839,202
TOTAL FINANCIALS		33,650,808
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Oesterreichische Post AG	17,971	701,898
Commercial Services & Supplies - 0.0%
DO & Co AG	4,127	964,690
Construction & Engineering - 0.0%
Porr Ag	11,056	456,717
Machinery - 0.0%
ANDRITZ AG	35,036	3,031,685
Palfinger AG	9,452	405,583
		3,437,268
TOTAL INDUSTRIALS		5,560,573
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
AT&S Austria Technologie & Systemtechnik AG (d)	14,069	635,382
IT Services - 0.0%
Kontron AG (e)	21,368	593,701
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG (d)	55,715	580,177
TOTAL INFORMATION TECHNOLOGY		1,809,260
Materials - 0.0%
Chemicals - 0.0%
Lenzing AG (d)	10,754	325,055
Construction Materials - 0.0%
Wienerberger AG	57,265	1,893,826
Metals & Mining - 0.0%
voestalpine AG	55,294	2,621,710
Paper & Forest Products - 0.0%
Mondi PLC	225,757	2,638,244
TOTAL MATERIALS		7,478,835
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG	19,200	571,700
CPI Europe AG (d)(e)	20,535	378,505
CPI Europe AG (d)(g)	23,102	0
S IMMO AG rights (d)(g)	14,648	0
TOTAL REAL ESTATE		950,205
Utilities - 0.0%
Electric Utilities - 0.0%
EVN AG	18,046	608,569
Verbund AG Class A	34,956	2,566,904
TOTAL UTILITIES		3,175,473
TOTAL AUSTRIA		57,008,334
BAILIWICK OF JERSEY - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
JTC PLC (b)(c)	78,724	1,393,922
BELGIUM - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Proximus SADP	80,478	733,107
Entertainment - 0.0%
Kinepolis Group NV	9,833	311,786
TOTAL COMMUNICATION SERVICES		1,044,893
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	11,343	2,593,623
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	512,195	36,869,362
Consumer Staples Distribution & Retail - 0.0%
Colruyt Group N.V	17,749	680,815
Food Products - 0.0%
Lotus Bakeries NV	211	2,476,078
Personal Care Products - 0.0%
Ontex Group NV (d)(e)	37,090	215,426
TOTAL CONSUMER STAPLES		40,241,681
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CMB Tech NV (Norway)	74,601	972,938
Financials - 0.1%
Banks - 0.1%
KBC Ancora	20,307	1,867,902
KBC Group NV	117,780	16,599,691
		18,467,593
Capital Markets - 0.0%
Gimv NV	15,114	816,046
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	41,640	3,943,702
Sofina SA	8,661	2,525,514
		6,469,216
Insurance - 0.0%
Ageas SA/NV	76,990	5,471,043
TOTAL FINANCIALS		31,223,898
Health Care - 0.1%
Biotechnology - 0.0%
Galapagos NV (d)	18,103	612,483
Health Care Providers & Services - 0.0%
Fagron	33,388	876,619
Pharmaceuticals - 0.1%
Financiere de Tubize SA	10,345	2,630,294
UCB SA	65,729	19,898,692
		22,528,986
TOTAL HEALTH CARE		24,018,088
Industrials - 0.0%
Building Products - 0.0%
Recticel SA (e)	29,254	354,391
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	12,045	3,566,530
Deme Group NV	4,338	864,892
		4,431,422
Electrical Equipment - 0.0%
Cenergy Holdings SA (Greece)	35,015	805,198
Trading Companies & Distributors - 0.0%
Azelis Group NV	96,586	957,121
TOTAL INDUSTRIALS		6,548,132
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Barco NV	36,721	506,657
Semiconductors & Semiconductor Equipment - 0.0%
Melexis NV	10,656	805,232
TOTAL INFORMATION TECHNOLOGY		1,311,889
Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	39,136	1,150,468
Syensqo SA	38,620	3,251,170
Tessenderlo Group SA	12,071	392,764
Umicore SA	104,382	2,486,957
		7,281,359
Metals & Mining - 0.0%
Bekaert SA	17,669	869,174
TOTAL MATERIALS		8,150,533
Real Estate - 0.1%
Health Care REITs - 0.1%
Aedifica SA	24,633	2,165,086
Cofinimmo SA	20,199	2,097,396
		4,262,482
Industrial REITs - 0.0%
Montea NV	10,850	918,279
Warehouses De Pauw CVA	101,708	2,881,374
		3,799,653
Real Estate Management & Development - 0.0%
VGP NV	7,400	906,982
Residential REITs - 0.0%
Xior Student Housing NV (c)(e)	22,561	750,132
Xior Student Housing NV rights (d)(e)(f)	15,974	9,447
		759,579
Retail REITs - 0.0%
Retail Estates NV	6,614	507,242
Specialized REITs - 0.0%
Shurgard Self Storage Ltd	18,762	680,530
TOTAL REAL ESTATE		10,916,468
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	22,629	3,280,488
TOTAL BELGIUM		130,302,631
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Conduit Holdings Ltd	85,579	448,501
BRAZIL - 1.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	427,380	3,035,573
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	435,200	2,027,667
TOTAL COMMUNICATION SERVICES		5,063,240
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Magazine Luiza SA	230,055	427,958
Diversified Consumer Services - 0.0%
Cogna Educacao SA	1,193,280	1,031,671
Hotels, Restaurants & Leisure - 0.0%
Smartfit Escola de Ginastica e Danca SA	228,333	960,580
Household Durables - 0.0%
Cury Construtora e Incorporadora SA	98,491	646,594
Cyrela Brazil Realty SA Empreendimentos e Participacoes	143,739	816,645
Cyrela Brazil Realty SA Empreendimentos e Participacoes	50	267
Direcional Engenharia SA	227,196	602,230
MRV Engenharia e Participacoes SA (d)	243,000	372,621
		2,438,357
Specialty Retail - 0.0%
Cosan SA (d)	718,802	805,839
Lojas Renner SA	540,322	1,532,850
Ultrapar Participacoes SA	389,776	1,879,724
Vibra Energia SA	562,941	3,076,373
		7,294,786
Textiles, Apparel & Luxury Goods - 0.0%
Azzas 2154 SA	87,415	444,155
Vivara Participacoes SA	82,427	441,365
		885,520
TOTAL CONSUMER DISCRETIONARY		13,038,872
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	2,440,722	6,887,031
Consumer Staples Distribution & Retail - 0.0%
Grupo Mateus SA	393,262	359,429
Raia Drogasil SA	692,435	3,223,535
Sendas Distribuidora S/A	757,151	1,232,965
		4,815,929
Food Products - 0.0%
MBRF Global Foods Co SA	339,285	1,203,639
Minerva SA/Brazil	273,800	322,041
Sao Martinho S/A	99,037	287,358
SLC Agricola SA	148,316	452,325
		2,265,363
Personal Care Products - 0.0%
Natura Cosmeticos SA (d)	463,892	773,043
TOTAL CONSUMER STAPLES		14,741,366
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia (d)	229,286	823,430
Karoon Energy Ltd	421,454	497,447
Petroleo Brasileiro SA - Petrobras	1,842,999	14,144,455
Petroleo Brasileiro SA - Petrobras (PN)	2,498,006	17,923,083
PRIO SA/Brazil (d)	447,385	4,334,647
TOTAL ENERGY		37,723,062
Financials - 0.5%
Banks - 0.4%
Banco Bradesco SA	999,621	3,479,750
Banco Bradesco SA (PN)	2,605,505	10,550,247
Banco do Brasil SA	895,166	4,289,789
Banco do Estado do Rio Grande do Sul SA Series B	144,210	493,510
Inter & Co Inc Class A	132,642	1,237,550
Itau Unibanco Holding SA	2,839,220	24,546,960
Itausa SA	3,043,838	7,900,589
NU Holdings Ltd/Cayman Islands Class A (d)	1,762,527	31,284,855
		83,783,250
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	2,753,830	8,450,782
Banco BTG Pactual SA unit	642,560	7,319,647
XP Inc Class A	212,611	4,148,041
		19,918,470
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	90,736	1,020,780
Pluxee NV	50,116	663,554
StoneCo Ltd Class A (d)	119,813	1,933,782
		3,618,116
Insurance - 0.0%
BB Seguridade Participacoes SA	366,117	2,595,568
Caixa Seguridade Participacoes S/A	323,351	1,063,552
IRB-Brasil Resseguros SA (d)	42,780	470,252
Porto Seguro SA	105,000	1,002,366
		5,131,738
TOTAL FINANCIALS		112,451,574
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Fleury SA	133,195	420,636
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	164,356	405,991
Odontoprev SA	170,277	363,671
Rede D'Or Sao Luiz SA (b)(c)	418,398	3,370,081
		4,560,379
Pharmaceuticals - 0.0%
Hypera SA	151,513	725,788
TOTAL HEALTH CARE		5,286,167
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	366,441	6,750,550
Commercial Services & Supplies - 0.0%
GPS Participacoes e Empreendimentos SA (b)	250,671	892,608
Electrical Equipment - 0.1%
WEG SA	869,345	8,543,542
Ground Transportation - 0.0%
Localiza Rent a Car SA	490,813	4,512,934
Rumo SA	691,644	1,939,796
		6,452,730
Machinery - 0.0%
Marcopolo SA	543,405	665,994
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	545,029	1,735,725
TOTAL INDUSTRIALS		25,041,149
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	286,394	2,425,458
Materials - 0.4%
Chemicals - 0.0%
Unipar Carbocloro SA Series B	30,720	366,988
Yara International ASA	87,571	4,030,058
		4,397,046
Containers & Packaging - 0.0%
Klabin SA unit	441,186	1,606,218
Metals & Mining - 0.4%
Bradespar SA	155,782	704,797
Cia Siderurgica Nacional SA (d)	327,395	626,453
ERO Copper Corp (d)	53,500	1,794,793
Gerdau SA	682,564	2,907,811
Metalurgica Gerdau SA	449,467	842,951
Sigma Lithium Corp (United States) (d)(e)	34,384	370,660
Vale SA	1,883,537	30,178,108
Wheaton Precious Metals Corp	236,270	31,127,292
		68,552,865
Paper & Forest Products - 0.0%
Dexco SA	312,841	340,616
Suzano SA	358,850	3,363,654
		3,704,270
TOTAL MATERIALS		78,260,399
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	205,949	1,209,220
Iguatemi SA unit	149,542	809,833
Multiplan Empreendimentos Imobiliarios SA	188,282	1,178,473
TOTAL REAL ESTATE		3,197,526
Utilities - 0.2%
Electric Utilities - 0.2%
Alupar Investimento SA unit	112,303	724,467
Axia Energia	567,364	5,861,495
Axia Energia Series B	162,809	1,788,416
Axia Energia Series C	221,423	2,221,488
Cia Energetica de Minas Gerais	882,747	1,925,597
Cia Paranaense de Energia - Copel	606,253	1,518,296
CPFL Energia SA	129,671	1,267,944
Energisa S/A unit	172,780	1,674,696
Equatorial SA	637,282	4,955,124
Transmissora Alianca de Energia Eletrica S/A unit	112,955	893,509
		22,831,032
Independent Power and Renewable Electricity Producers - 0.0%
Auren Energia SA	222,995	477,112
Eneva SA (d)	516,600	2,073,173
Engie Brasil Energia SA	168,611	1,049,904
		3,600,189
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	253,462	6,801,369
Cia de Saneamento de Minas Gerais Copasa MG	106,222	1,032,399
Cia De Sanena Do Parana unit	127,425	1,130,245
		8,964,013
TOTAL UTILITIES		35,395,234
TOTAL BRAZIL		332,624,047
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (d)	298,739	5,421,247
CANADA - 7.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc (e)	35,751	924,199
Cogeco Communications Inc Subordinate Voting Shares	8,284	399,279
Quebecor Inc Class B	79,192	2,888,750
TELUS Corp	257,482	3,592,816
		7,805,044
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	189,046	7,136,169
TOTAL COMMUNICATION SERVICES		14,941,213
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Linamar Corp	21,347	1,353,264
Magna International Inc	139,741	7,143,812
		8,497,076
Broadline Retail - 0.1%
Canadian Tire Corp Ltd Class A	25,993	3,197,846
Dollarama Inc	142,269	19,172,594
		22,370,440
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc	10,581	329,556
Restaurant Brands International Inc	161,304	10,807,304
		11,136,860
Leisure Products - 0.0%
Spin Master Corp Subordinate Voting Shares (b)(c)	25,553	349,239
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (d)	44,480	3,506,069
Groupe Dynamite Inc Subordinate Voting Shares	8,178	425,701
Pet Valu Holdings Ltd	37,964	761,148
		4,692,918
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (d)	24,725	299,972
Gildan Activewear Inc	92,324	5,998,534
		6,298,506
TOTAL CONSUMER DISCRETIONARY		53,345,039
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	388,572	20,215,505
Empire Co Ltd Class A	67,032	2,189,684
George Weston Ltd	89,746	6,259,448
Loblaw Cos Ltd	308,644	13,888,017
Metro Inc/CN	105,714	7,017,580
North West Co Inc/The	26,032	929,325
		50,499,559
Food Products - 0.0%
Maple Leaf Foods Inc	43,382	803,825
Premium Brands Holdings Corp (e)	26,068	1,791,918
Rogers Sugar Inc	72,300	327,610
Saputo Inc	128,639	3,880,946
		6,804,299
Personal Care Products - 0.0%
Jamieson Wellness Inc (b)(c)	25,118	639,179
TOTAL CONSUMER STAPLES		57,943,037
Energy - 1.3%
Energy Equipment & Services - 0.0%
CES Energy Solutions Corp	111,100	1,158,609
Enerflex Ltd	64,498	1,183,715
Pason Systems Inc	53,287	472,348
Precision Drilling Corp (d)	7,089	565,392
TerraVest Industries Inc	8,677	898,893
Trican Well Service Ltd	97,336	499,672
		4,778,629
Oil, Gas & Consumable Fuels - 1.3%
Advantage Energy Ltd (d)	90,128	728,755
ARC Resources Ltd	304,953	5,659,430
Athabasca Oil Corp (d)	256,128	1,502,929
Baytex Energy Corp	371,825	1,283,426
Birchcliff Energy Ltd	147,315	791,941
Cameco Corp	226,706	28,039,186
Canadian Natural Resources Ltd	1,085,802	40,373,191
Cardinal Energy Ltd	79,341	516,840
Cenovus Energy Inc	738,577	14,574,644
Denison Mines Corp (d)	455,980	1,801,617
Enbridge Inc	1,128,877	55,107,007
Freehold Royalties Ltd (e)	81,140	976,076
Gibson Energy Inc	97,078	1,911,402
Headwater Exploration Inc	128,189	1,035,566
Imperial Oil Ltd	90,673	9,160,860
International Petroleum Corp (Canada) (d)	41,554	866,694
Kelt Exploration Ltd (d)	103,574	593,308
Keyera Corp	117,267	3,971,051
Meren Energy Inc	248,260	388,348
NexGen Energy Ltd (d)(e)	324,531	4,075,555
NuVista Energy Ltd (d)	103,106	1,411,446
Paramount Resources Ltd Class A	43,779	825,649
Parex Resources Inc	55,539	823,918
Pembina Pipeline Corp	301,619	12,533,032
Peyto Exploration & Development Corp	117,222	2,112,604
PrairieSky Royalty Ltd	113,155	2,463,125
Secure Waste Infrastructure Corp	102,816	1,326,682
South Bow Corp	106,317	3,020,116
Strathcona Resources Ltd	25,255	482,231
Suncor Energy Inc	628,119	33,199,225
Tamarack Valley Energy Ltd	263,704	1,783,655
TC Energy Corp	538,115	31,552,236
Topaz Energy Corp	66,732	1,431,039
Tourmaline Oil Corp	191,897	9,081,513
Vermilion Energy Inc	82,912	801,323
Whitecap Resources Inc	629,702	5,743,692
		281,949,312
TOTAL ENERGY		286,727,941
Financials - 2.7%
Banks - 1.8%
Bank of Montreal	370,163	50,392,623
Bank of Nova Scotia/The	641,707	47,975,451
Canadian Imperial Bank of Commerce	481,147	44,466,301
EQB Inc	15,107	1,178,139
Laurentian Bank of Canada	24,335	714,868
National Bank of Canada	201,660	24,029,182
Royal Bank of Canada	728,026	121,219,149
Toronto Dominion Bank	878,713	82,124,640
		372,100,353
Capital Markets - 0.3%
Brookfield Asset Management Ltd Class A	211,940	10,529,682
Brookfield Corp Class A	1,069,353	48,745,816
Canaccord Genuity Group Inc	43,636	380,070
IGM Financial Inc	44,770	2,165,426
Onex Corp Subordinate Voting Shares	31,188	2,657,388
Sprott Inc	11,599	1,422,222
TMX Group Ltd	144,922	5,350,295
		71,250,899
Consumer Finance - 0.0%
goeasy Ltd	7,272	668,213
Insurance - 0.6%
Brookfield Wealth Solutions Ltd Class A	13,102	597,823
Definity Financial Corp	51,883	2,539,186
Fairfax Financial Holdings Ltd Subordinate Voting Shares	10,812	17,843,036
Great-West Lifeco Inc	137,966	6,458,306
iA Financial Corp Inc	48,178	5,919,775
Intact Financial Corp	92,015	16,752,792
Manulife Financial Corp	876,469	33,387,763
Power Corp of Canada Subordinate Voting Shares	286,657	14,456,532
Sun Life Financial Inc	290,094	18,279,341
Trisura Group Ltd (d)	26,002	793,055
		117,027,609
TOTAL FINANCIALS		561,047,074
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Extendicare Inc	41,482	706,472
Sienna Senior Living Inc	51,513	802,402
Well Health Technologies Corp (d)(e)	121,681	353,877
		1,862,751
Pharmaceuticals - 0.0%
Bausch Health Cos Inc (d)	139,443	800,403
Cronos Group Inc (d)	106,052	266,189
		1,066,592
TOTAL HEALTH CARE		2,929,343
Industrials - 0.7%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (d)	45,975	7,853,887
CAE Inc (d)	158,848	5,090,975
MDA Space Ltd (d)	66,551	1,878,276
		14,823,138
Commercial Services & Supplies - 0.1%
BOYD GROUP INC	14,418	2,363,063
Element Fleet Management Corp	209,448	5,306,765
RB Global Inc	96,459	10,948,998
		18,618,826
Construction & Engineering - 0.1%
Aecon Group Inc	33,269	862,480
AtkinsRealis Group Inc	87,029	6,107,657
Badger Infrastructure Solutions Ltd	18,350	1,037,540
Bird Construction Inc	29,206	646,901
Stantec Inc	59,720	5,918,273
WSP Global Inc	67,717	13,090,843
		27,663,694
Electrical Equipment - 0.0%
Ballard Power Systems Inc (d)	141,301	331,032
Hammond Power Solutions Inc Class A	4,414	582,072
		913,104
Ground Transportation - 0.3%
Canadian National Railway Co	273,039	26,266,205
Canadian Pacific Kansas City Ltd	470,525	34,977,080
Mullen Group Ltd	66,970	790,862
TFI International Inc	41,138	4,420,904
		66,455,051
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (e)	16,193	574,631
Machinery - 0.0%
ATS Corp (d)	44,375	1,261,200
NFI Group Inc (d)	50,530	613,789
Savaria Corp	44,320	771,405
		2,646,394
Passenger Airlines - 0.0%
Air Canada (d)	72,917	1,009,426
Exchange Income Corp	14,852	1,036,199
		2,045,625
Professional Services - 0.0%
Thomson Reuters Corp	81,644	9,020,923
Trading Companies & Distributors - 0.1%
ADENTRA Inc	13,583	361,109
Finning International Inc	68,971	4,325,218
Richelieu Hardware Ltd	29,281	875,645
Russel Metals Inc	31,441	1,114,110
Toromont Industries Ltd	42,245	5,381,263
		12,057,345
Transportation Infrastructure - 0.0%
Westshore Terminals Investment Corp (e)	21,336	454,878
TOTAL INDUSTRIALS		155,273,609
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (d)	59,874	16,824,873
IT Services - 0.4%
CGI Inc Class A	101,820	8,726,467
Shopify Inc Class A (d)	635,556	83,394,992
		92,121,459
Software - 0.1%
Abaxx Technologies Inc (d)	16,067	493,226
Bitfarms Ltd/Canada (d)(e)	268,219	622,460
BlackBerry Ltd (d)(e)	301,316	1,073,244
BTQ Technologies Corp (d)	52,393	182,769
Constellation Software Inc/Canada	10,480	19,341,109
Constellation Software Inc/Canada warrants 3/31/2040 (d)(g)	7,284	0
Descartes Systems Group Inc/The (d)	44,798	3,345,580
Enghouse Systems Ltd	33,776	464,105
Kinaxis Inc (d)	15,170	1,531,873
Lightspeed Commerce Inc Subordinate Voting Shares (d)	68,602	740,608
Open Text Corp	133,460	3,408,907
		31,203,881
TOTAL INFORMATION TECHNOLOGY		140,150,213
Materials - 1.3%
Chemicals - 0.1%
5N Plus Inc (d)	46,881	829,064
Methanex Corp	27,587	1,316,291
Nutrien Ltd	252,677	17,396,885
		19,542,240
Containers & Packaging - 0.0%
Cascades Inc	49,052	460,746
CCL Industries Inc Class B	77,656	4,679,948
Transcontinental Inc Class A	52,581	892,022
Winpak Ltd	18,300	578,036
		6,610,752
Metals & Mining - 1.2%
Agnico Eagle Mines Ltd/CA	261,506	49,710,434
Alamos Gold Inc Class A	219,518	8,134,894
Allied Gold Corp (d)	42,413	1,338,440
Almonty Industries Inc (d)	83,870	948,554
Altius Minerals Corp	23,061	729,945
Americas Gold & Silver Corp (d)	118,410	877,433
Avino Silver & Gold Mines Ltd (d)	80,495	720,030
B2Gold Corp	661,598	3,221,382
Barrick Mining Corp	885,446	40,473,072
Capstone Copper Corp (d)	431,398	4,780,814
Centerra Gold Inc	111,362	1,865,507
Champion Iron Ltd	197,423	808,356
Collective Mining Ltd (d)	32,211	529,891
Discovery Silver Corp (d)	336,403	2,366,791
DPM Metals Inc	115,255	4,021,419
Endeavour Silver Corp (d)	149,779	1,637,084
Equinox Gold Corp (d)	384,880	5,506,160
First Majestic Silver Corp	230,052	4,794,284
Foran Mining Corp (d)	161,077	779,567
Fortuna Mining Corp (d)	165,932	1,622,815
Franco-Nevada Corp	100,245	23,465,715
G Mining Ventures Corp (d)	82,639	2,620,002
Hudbay Minerals Inc	204,379	4,840,615
i-80 Gold Corp (d)	421,140	668,059
K92 Mining Inc (d)	130,721	2,453,809
Kinross Gold Corp	631,506	19,886,885
Labrador Iron Ore Royalty Corp	35,335	766,048
Lithium Americas Corp (d)	116,768	568,661
Lundin Gold Inc	56,610	4,243,931
Major Drilling Group International Inc (d)	49,488	542,981
Montage Gold Corp (d)	124,253	1,116,922
New Gold Inc (d)	410,663	4,125,781
NGEx Minerals Ltd (d)	72,299	1,495,201
Novagold Resources Inc (d)	163,046	1,421,331
OR Royalties Inc	99,322	3,916,277
Orla Mining Ltd	158,161	2,385,802
Pan American Silver Corp	220,051	11,989,560
Seabridge Gold Inc (d)	42,934	1,213,315
Skeena Resources Ltd (d)	42,574	1,214,703
Solaris Resources Inc (d)	56,931	525,555
Southern Cross Gold Consolidated Ltd (d)	116,672	826,853
Ssr Mining Inc (d)	106,439	2,430,002
Taseko Mines Ltd (d)	196,486	1,493,504
Teck Resources Ltd Class B	238,149	12,781,500
Torex Gold Resources Inc	51,121	2,460,596
Triple Flag Precious Metals Corp	40,369	1,361,099
Vizsla Silver Corp (d)	183,523	928,633
Wesdome Gold Mines Ltd (d)	78,849	1,290,746
		247,900,958
Paper & Forest Products - 0.0%
Canfor Corp (d)	35,806	377,085
Resolute Forest Products Inc rights (d)(g)	19,734	0
Stella-Jones Inc	26,466	1,774,572
West Fraser Timber Co Ltd (e)	29,703	2,028,482
		4,180,139
TOTAL MATERIALS		278,234,089
Real Estate - 0.1%
Diversified REITs - 0.0%
H&R Real Estate Investment Trust unit	68,519	540,946
Industrial REITs - 0.0%
Dream Industrial Real Estate Investment Trust	75,703	714,971
Granite Real Estate Investment Trust	18,515	1,194,538
		1,909,509
Office REITs - 0.0%
Allied Properties Real Estate Investment Trust	38,504	397,298
Real Estate Management & Development - 0.1%
Altus Group Ltd/Canada	22,938	778,273
Colliers International Group Inc Subordinate Voting Shares	21,874	2,988,930
FirstService Corp Subordinate Voting Shares	21,340	3,306,200
StorageVault Canada Inc	137,527	500,961
		7,574,364
Residential REITs - 0.0%
Boardwalk Real Estate Investment Trust	14,589	737,673
Canadian Apartment Properties REIT	39,506	1,118,754
InterRent Real Estate Investment Trust	34,340	336,175
Killam Apartment Real Estate Investment Trust	30,877	397,740
		2,590,342
Retail REITs - 0.0%
Choice Properties Real Estate Investment Trust	84,348	944,048
Crombie Real Estate Investment Trust	28,201	323,090
CT Real Estate Investment Trust (e)	30,479	365,305
First Capital Real Estate Investment Trust unit	52,718	766,195
Primaris Real Estate Investment Trust	35,976	437,266
RioCan Real Estate Investment Trust	81,470	1,167,319
SmartCentres Real Estate Investment Trust	36,772	720,776
		4,723,999
TOTAL REAL ESTATE		17,736,458
Utilities - 0.2%
Electric Utilities - 0.1%
Emera Inc	154,112	7,638,541
Fortis Inc/Canada	257,494	13,728,980
Hydro One Ltd (b)(c)	167,392	6,617,494
		27,985,015
Gas Utilities - 0.0%
AltaGas Ltd	155,519	4,690,754
Brookfield Infrastructure Corp	65,178	3,117,094
Superior Plus Corp	118,305	634,250
		8,442,098
Independent Power and Renewable Electricity Producers - 0.1%
Boralex Inc Class A	52,965	982,165
Brookfield Renewable Corp Class A	71,620	2,982,830
Capital Power Corp	80,245	3,521,198
Northland Power Inc	135,804	1,872,024
TransAlta Corp	152,199	1,944,892
		11,303,109
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp	385,699	2,532,331
Atco Ltd/Canada Class I	39,455	1,713,054
Canadian Utilities Ltd Class A	66,653	2,157,234
		6,402,619
TOTAL UTILITIES		54,132,841
TOTAL CANADA		1,622,460,857
CHILE - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Empresa Nacional de Telecomunicaciones SA	83,172	446,398
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	335,435	2,604,158
Specialty Retail - 0.0%
Empresas Copec SA	202,452	1,726,042
TOTAL CONSUMER DISCRETIONARY		4,330,200
Consumer Staples - 0.0%
Beverages - 0.0%
Cia Cervecerias Unidas SA	71,558	525,415
Embotelladora Andina SA Class B	194,982	1,024,167
Vina Concha y Toro SA	423,708	483,005
		2,032,587
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	655,281	2,193,444
SMU SA	2,063,807	386,838
		2,580,282
TOTAL CONSUMER STAPLES		4,612,869
Financials - 0.1%
Banks - 0.1%
Banco de Chile	24,183,208	5,330,197
Banco de Credito e Inversiones SA	45,547	3,387,657
Banco Itau Chile SA	44,110	1,201,398
Banco Santander Chile	34,460,130	3,032,214
TOTAL FINANCIALS		12,951,466
Industrials - 0.0%
Marine Transportation - 0.0%
Cia Sud Americana DE Vapores SA	9,727,070	534,870
Passenger Airlines - 0.0%
Latam Airlines Group SA	166,630,065	5,406,043
TOTAL INDUSTRIALS		5,940,913
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (d)	73,805	5,718,044
Metals & Mining - 0.2%
Antofagasta PLC	205,194	10,242,753
Lundin Mining Corp	357,645	9,022,219
		19,264,972
Paper & Forest Products - 0.0%
Empresas Cmpc SA	670,226	1,004,001
TOTAL MATERIALS		25,987,017
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	374,835	1,593,573
Plaza SA	413,070	1,796,306
TOTAL REAL ESTATE		3,389,879
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	11,005,324	1,039,160
Enel Chile SA	15,177,375	1,287,896
Engie Energia Chile SA	294,021	521,400
		2,848,456
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	4,335,401	718,408
Water Utilities - 0.0%
Aguas Andinas SA Class A	1,409,853	621,166
TOTAL UTILITIES		4,188,030
TOTAL CHILE		61,846,772
CHINA - 7.7%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (b)(c)	2,351,161	3,388,855
CITIC Telecom International Holdings Ltd	995,702	327,563
		3,716,418
Entertainment - 0.2%
China Ruyi Holdings Ltd (d)(e)	6,200,452	1,714,389
Giant Network Group Co Ltd A Shares (China)	64,700	409,322
iQIYI Inc Class A ADR (d)(e)	239,581	498,328
Kingsoft Corp Ltd	545,890	2,104,710
NetDragon Websoft Holdings Ltd	191,526	246,391
NetEase Cloud Music Inc (b)(c)(d)	45,926	1,061,129
Netease Inc	907,272	23,525,640
Tencent Music Entertainment Group Class A ADR	301,042	5,051,485
XD Inc (c)	154,232	1,696,886
		36,308,280
Interactive Media & Services - 1.4%
Autohome Inc Class A ADR	46,206	1,018,380
Baidu Inc A Shares (d)	1,159,974	22,233,869
Bilibili Inc Z Shares (d)	130,161	4,459,293
Hello Group Inc Class A ADR	69,148	471,589
JOYY Inc Class A ADR	14,732	948,004
Kuaishou Technology B Shares (b)(c)	1,316,794	13,509,945
Meitu Inc (b)(c)	1,913,659	1,891,098
Newborn Town Inc (c)(d)	398,000	585,886
Tencent Holdings Ltd	3,330,710	256,004,393
Weibo Corp A Shares	49,001	523,234
		301,645,691
Media - 0.0%
China Literature Ltd (b)(c)(d)	217,488	996,669
Focus Media Information Technology Co Ltd A Shares (China)	512,545	530,848
Mobvista Inc (b)(c)(d)	281,000	534,152
Xinhua Winshare Publishing and Media Co Ltd H Shares	196,880	275,961
		2,337,630
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	1,049,358	771,347
TOTAL COMMUNICATION SERVICES		344,779,366
Consumer Discretionary - 2.2%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (b)(c)	379,382	3,246,462
Huayu Automotive Systems Co Ltd A Shares (China)	136,477	377,524
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	23,532	413,991
Minth Group Ltd	395,899	1,863,925
Nexteer Automotive Group Ltd	541,137	461,332
Ningbo Tuopu Group Co Ltd A Shares (China)	59,547	618,276
Sailun Group Co Ltd A Shares (China)	137,921	314,460
Tianneng Power International Ltd	348,446	325,605
		7,621,575
Automobiles - 0.3%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (d)	80,400	632,629
BAIC Motor Corp Ltd H Shares (b)(c)(d)	1,035,659	245,256
Brilliance China Automotive Holdings Ltd	1,605,117	830,081
BYD Co Ltd A Shares (China)	142,860	1,867,810
BYD Co Ltd H Shares	1,942,838	24,221,100
Chongqing Changan Automobile Co Ltd A Shares (China)	334,403	534,910
Dongfeng Motor Group Co Ltd H Shares (d)	1,132,000	1,309,927
Geely Automobile Holdings Ltd	3,190,573	6,571,385
Great Wall Motor Co Ltd A Shares (China)	189,781	564,832
Great Wall Motor Co Ltd H Shares	1,082,902	1,836,696
Guangzhou Automobile Group Co Ltd A Shares (China)	260,753	297,071
Li Auto Inc A Shares (d)	660,362	5,518,623
NIO Inc A Shares (d)	956,177	4,558,469
SAIC Motor Corp Ltd A Shares (China)	268,457	546,047
Seres Group Co Ltd A Shares (China)	46,683	698,994
XPeng Inc A Shares (d)	654,395	5,890,602
Yadea Group Holdings Ltd (b)(c)	638,197	901,895
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	277,362	1,506,086
		58,532,413
Broadline Retail - 1.4%
Alibaba Group Holding Ltd	8,935,946	190,099,623
JD.com Inc A Shares	1,245,985	17,768,545
MINISO Group Holding Ltd A Shares	265,116	1,231,097
PDD Holdings Inc Class A ADR (d)	369,419	37,329,790
Prosus NV Class N	679,753	39,086,663
Vipshop Holdings Ltd Class A ADR	166,820	2,854,290
		288,370,008
Distributors - 0.0%
China Tobacco International HK Co Ltd (c)	113,940	562,692
Zhejiang China Commodities City Group Co Ltd A Shares (China)	202,500	468,691
		1,031,383
Diversified Consumer Services - 0.0%
China East Education Holdings Ltd (b)(c)	386,500	281,510
Fu Shou Yuan International Group Ltd (e)	1,063,618	351,267
New Oriental Education & Technology Group Inc	718,716	4,382,104
TAL Education Group Class A ADR (d)	224,929	2,856,598
		7,871,479
Hotels, Restaurants & Leisure - 0.3%
Atour Lifestyle Holdings Ltd ADR	19,838	709,010
DPC Dash Ltd (d)(e)	53,700	456,774
H World Group Ltd ADR	105,189	4,997,529
Haidilao International Holding Ltd (b)(c)(e)	862,995	1,765,295
Meituan B Shares (b)(c)(d)	2,590,615	32,026,436
Tongcheng Travel Holdings Ltd (c)	695,901	2,070,217
TravelSky Technology Ltd H Shares	529,093	719,942
Trip.com Group Ltd	323,134	19,832,559
Yum China Holdings Inc (Hong Kong)	193,983	9,659,296
		72,237,058
Household Durables - 0.0%
Gree Electric Appliances Inc of Zhuhai A Shares (China)	89,149	496,287
Haier Smart Home Co Ltd A Shares (China)	403,248	1,456,548
Haier Smart Home Co Ltd H Shares	1,037,327	3,425,844
Midea Group Co Ltd A Shares (China)	178,929	1,997,066
Midea Group Co Ltd H Shares	169,700	1,860,550
Sichuan Changhong Electric Co Ltd A Shares (China)	219,500	308,170
TCL Electronics Holdings Ltd	551,864	848,413
		10,392,878
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	65,450	841,409
Chow Tai Fook Jewellery Group Ltd	1,045,067	1,926,366
Pop Mart International Group Ltd (b)(c)	280,777	8,036,475
Topsports International Holdings Ltd (b)(c)	1,262,869	457,485
XXF Group Holdings Ltd (d)(e)	510,000	744,230
Zhongsheng Group Holdings Ltd (e)	393,498	586,814
		12,592,779
Textiles, Apparel & Luxury Goods - 0.1%
361 Degrees International Ltd	500,580	368,445
ANTA Sports Products Ltd	665,939	6,670,387
Bosideng International Holdings Ltd	2,441,147	1,490,543
Laopu Gold Co Ltd H Shares	15,100	1,503,795
Li Ning Co Ltd	1,222,584	3,198,835
Shenzhou International Group Holdings Ltd	442,871	3,531,811
Xtep International Holdings Ltd (e)	995,451	654,961
		17,418,777
TOTAL CONSUMER DISCRETIONARY		476,068,350
Consumer Staples - 0.3%
Beverages - 0.2%
Anhui Gujing Distillery Co Ltd B Shares	107,137	1,116,339
China Resources Beer Holdings Co Ltd	880,395	2,954,898
Eastroc Beverage Group Co Ltd A Shares (China)	18,459	664,197
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	59,232	285,435
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	56,992	453,526
Kweichow Moutai Co Ltd A Shares (China)	38,562	7,771,477
Luzhou Laojiao Co Ltd A Shares (China)	48,957	851,426
Nongfu Spring Co Ltd H Shares (b)(c)	1,058,320	6,494,523
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	40,015	984,351
Tsingtao Brewery Co Ltd H Shares	355,528	2,251,831
Wuliangye Yibin Co Ltd A Shares (China)	118,931	1,796,347
Yantai Changyu Pioneer Wine Co Ltd B Shares	23,813	24,080
		25,648,430
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (d)	2,983,800	2,490,288
East Buy Holding Ltd (b)(c)(d)(e)	212,883	727,041
JD Health International Inc (b)(c)(d)	580,729	4,701,823
Ping An Healthcare and Technology Co Ltd (b)(c)(d)	459,852	849,409
Sun Art Retail Group Ltd	1,395,515	275,097
		9,043,658
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	48,600	292,575
China Feihe Ltd (b)(c)	2,289,704	1,137,217
China Mengniu Dairy Co Ltd	1,629,390	3,399,733
China Youran Dairy Group Ltd (b)(c)(d)	761,000	433,488
COFCO Joycome Foods Ltd (c)(d)(e)	1,694,434	364,390
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	145,081	736,701
Guangdong Haid Group Co Ltd A Shares (China)	70,122	519,579
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	130,711	482,851
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	211,701	802,130
Muyuan Foods Co Ltd A Shares (China)	178,016	1,177,939
New Hope Liuhe Co Ltd A Shares (China)	205,473	267,195
Tingyi Cayman Islands Holding Corp	1,036,143	1,573,029
Want Want China Holdings Ltd	2,477,694	1,497,000
Wens Foodstuff Group Co Ltd A Shares (China)	241,089	541,013
Wilmar International Ltd	985,377	2,625,916
Yihai International Holding Ltd	450,474	847,655
		16,698,411
Household Products - 0.0%
Blue Moon Group Holdings Ltd (b)(c)	864,000	310,779
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (b)(c)(e)	191,061	812,953
Hengan International Group Co Ltd	396,554	1,436,551
Shanghai Chicmax Cosmetic Co Ltd H Shares (e)	42,700	369,493
		2,618,997
Tobacco - 0.0%
RLX Technology Inc ADR	154,653	357,248
Smoore International Holdings Ltd (b)(c)(e)	1,018,794	1,476,268
		1,833,516
TOTAL CONSUMER STAPLES		56,153,791
Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	900,652	988,030
Oil, Gas & Consumable Fuels - 0.2%
Cgn Mining Co Ltd (e)	1,662,041	1,080,781
China Coal Energy Co Ltd H Shares	938,363	1,372,933
China Merchants Energy Shipping Co Ltd A Shares (China)	321,311	525,061
China Petroleum & Chemical Corp A Shares (China)	1,311,210	1,227,889
China Petroleum & Chemical Corp H Shares	11,282,351	7,769,876
China Shenhua Energy Co Ltd A Shares (China)	455,683	2,748,486
China Shenhua Energy Co Ltd H Shares	1,493,543	8,224,705
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	213,377	484,965
Inner Mongolia Yitai Coal Co Ltd B Shares	736,316	1,472,632
Kinetic Development Group Ltd	1,416,000	317,200
PetroChina Co Ltd H Shares	11,787,426	14,002,294
Shaanxi Coal Industry Co Ltd A Shares (China)	319,826	1,025,026
Sinopec Kantons Holdings Ltd	572,678	317,417
Yankuang Energy Group Co Ltd H Shares (e)	1,958,664	2,860,736
		43,430,001
TOTAL ENERGY		44,418,031
Financials - 1.3%
Banks - 0.8%
Agricultural Bank of China Ltd A Shares (China)	3,167,369	3,061,779
Agricultural Bank of China Ltd H Shares	13,511,297	9,460,554
Bank of Beijing Co Ltd A Shares (China)	664,586	506,679
Bank of Changsha Co Ltd A Shares (China)	238,600	334,986
Bank of Chengdu Co Ltd A Shares (China)	164,556	381,579
Bank of China Ltd A Shares (China)	3,986,380	3,079,348
Bank of China Ltd H Shares	33,001,565	19,728,026
Bank of Communications Co Ltd A Shares (China)	1,610,829	1,533,957
Bank of Communications Co Ltd H Shares	4,585,020	3,944,053
Bank of Hangzhou Co Ltd A Shares (China)	253,284	588,783
Bank of Jiangsu Co Ltd A Shares (China)	609,109	887,586
Bank of Nanjing Co Ltd A Shares (China)	403,942	611,862
Bank of Ningbo Co Ltd A Shares (China)	219,871	978,891
Bank of Shanghai Co Ltd A Shares (China)	505,437	671,808
Bank of Suzhou Co Ltd A Shares (China)	260,600	308,518
BOC Hong Kong Holdings Ltd	1,912,785	10,097,573
China CITIC Bank Corp Ltd A Shares (China)	441,100	456,217
China CITIC Bank Corp Ltd H Shares	4,183,533	3,898,583
China Construction Bank Corp A Shares (China)	3,782,086	4,744,099
China Construction Bank Corp H Shares	45,728,821	46,173,780
China Everbright Bank Co Ltd A Shares (China)	988,370	472,023
China Everbright Bank Co Ltd H Shares	744,201	310,556
China Merchants Bank Co Ltd A Shares (China)	583,906	3,248,052
China Merchants Bank Co Ltd H Shares	2,066,642	12,661,062
China Minsheng Banking Corp Ltd A Shares (China)	1,439,748	776,647
China Minsheng Banking Corp Ltd H Shares	3,134,458	1,560,789
China Zheshang Bank Co Ltd A Shares (China)	903,581	378,239
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	1,278,412	1,191,658
CNPC Capital Co Ltd A Shares (China)	276,217	357,204
Huaxia Bank Co Ltd A Shares (China)	457,271	417,031
Industrial & Commercial Bank of China Ltd A Shares (China)	4,516,453	4,710,222
Industrial & Commercial Bank of China Ltd H Shares	30,158,776	25,054,781
Industrial Bank Co Ltd A Shares (China)	599,260	1,611,992
Ping An Bank Co Ltd A Shares (China)	626,731	976,372
Postal Savings Bank of China Co Ltd A Shares (China)	503,800	366,703
Postal Savings Bank of China Co Ltd H Shares (b)(c)	5,174,705	3,378,220
Shanghai Pudong Development Bank Co Ltd A Shares (China)	1,081,812	1,562,397
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	339,973	420,091
		170,902,700
Capital Markets - 0.1%
Beijing Compass Technology Development Co Ltd A Shares (China)	21,100	376,366
Caitong Securities Co Ltd A Shares (China)	369,200	494,444
Central China Securities Co Ltd H Shares (c)	1,332,000	376,815
China CITIC Financial Asset Management Co Ltd H Shares (b)(c)(d)	7,920,000	892,154
China Everbright Ltd (e)	468,326	586,299
China Galaxy Securities Co Ltd H Shares	2,115,813	2,849,215
China International Capital Corp Ltd H Shares (b)(c)	1,119,641	3,041,280
China Merchants Securities Co Ltd A Shares (China)	291,139	716,566
CITIC Securities Co Ltd H Shares	1,212,091	4,536,750
CSC Financial Co Ltd A Shares (China)	164,068	567,603
Dongxing Securities Co Ltd A Shares (China)	195,600	391,102
East Money Information Co Ltd A Shares (China)	520,468	1,699,518
Everbright Securities Co Ltd A Shares (China)	159,758	385,161
Founder Securities Co Ltd A Shares (China)	426,150	481,827
GF Securities Co Ltd H Shares	845,228	1,973,472
Guosen Securities Co Ltd A Shares (China)	270,848	488,573
Guotai Haitong Securities Co Ltd A Shares (China)	246,664	703,614
Guotai Haitong Securities Co Ltd H Shares (b)(c)	1,278,201	2,719,333
Guoyuan Securities Co Ltd A Shares (China)	302,800	363,704
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	17,829	894,534
Huatai Securities Co Ltd H Shares (b)(c)	1,057,137	2,522,373
Industrial Securities Co Ltd A Shares (China)	427,885	423,469
JF SmartInvest Holdings Ltd (e)	63,000	279,350
Noah Holdings Ltd Class A ADR	35,776	424,303
Orient Securities Co Ltd/China A Shares (China)	332,521	489,329
OSL Group Ltd (d)(e)	241,500	518,112
SDIC Capital Co Ltd A Shares (China)	383,106	423,790
Shenwan Hongyuan Group Co Ltd A Shares (China)	975,113	711,162
Up Fintech Holding Ltd ADR (d)	60,807	519,292
Zheshang Securities Co Ltd A Shares (China)	256,778	395,228
Zhongtai Securities Co Ltd A Shares (China)	384,225	353,177
		31,597,915
Consumer Finance - 0.0%
FinVolution Group Class A ADR	53,242	273,131
Lufax Holding Ltd ADR (d)	153,537	408,408
Qfin Holdings Inc Class A ADR	51,397	799,224
Yixin Group Ltd (b)(c)(e)	854,000	311,555
		1,792,318
Financial Services - 0.0%
Far East Horizon Ltd	1,306,866	1,306,515
SY Holdings Group Ltd (c)	333,500	494,352
		1,800,867
Insurance - 0.4%
China Life Insurance Co Ltd H Shares	4,003,131	17,873,454
China Pacific Insurance Group Co Ltd H Shares	1,611,653	8,128,305
China Taiping Insurance Holdings Co Ltd	750,894	2,462,578
New China Life Insurance Co Ltd H Shares	577,093	4,694,546
People's Insurance Co Group of China Ltd/The H Shares	5,021,038	4,370,535
PICC Property & Casualty Co Ltd H Shares	3,618,167	7,498,384
Ping An Insurance Group Co of China Ltd A Shares (China)	546,566	5,248,071
Ping An Insurance Group Co of China Ltd H Shares	3,266,047	30,293,734
ZhongAn Online P&C Insurance Co Ltd H Shares (b)(c)(d)	564,936	1,203,330
		81,772,937
TOTAL FINANCIALS		287,866,737
Health Care - 0.4%
Biotechnology - 0.2%
3SBio Inc (b)(c)	959,973	2,863,171
Abbisko Cayman Ltd (d)	251,000	401,621
Akeso Inc (b)(c)(d)	338,792	4,787,784
Alphamab Oncology (b)(c)(d)	277,000	315,929
Ascentage Pharma Group International (b)(c)(d)	149,478	920,353
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (d)	39,852	241,058
CanSino Biologics Inc H Shares (b)(c)(d)	47,000	212,616
CARsgen Therapeutics Holdings Ltd (b)(c)(d)	209,500	415,669
CStone Pharmaceuticals (b)(c)(d)(e)	624,500	429,278
Duality Biotherapeutics Inc (d)	14,100	595,254
Everest Medicines Ltd (b)(c)(d)	145,019	723,229
HBM Holdings Ltd (b)(c)(d)	346,000	527,054
Imeik Technology Development Co Ltd A Shares (China)	11,610	233,361
InnoCare Pharma Ltd H Shares (b)(c)(d)	423,000	634,600
Innovent Biologics Inc (b)(c)(d)	760,497	7,894,972
Keymed Biosciences Inc (b)(c)(d)	109,684	781,341
Lepu Biopharma Co Ltd H Shares (b)(c)(d)	518,000	308,992
Remegen Co Ltd H Shares (b)(c)(d)(e)	95,000	1,023,924
Shanghai Henlius Biotech Inc H Shares (b)(c)(d)	31,800	233,246
Shanghai RAAS Blood Products Co Ltd A Shares (China)	289,301	262,178
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (d)(e)	25,400	1,350,618
Zai Lab Ltd (d)(e)	513,627	853,906
		26,010,154
Health Care Equipment & Supplies - 0.0%
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	61,600	353,557
Lifetech Scientific Corp (d)	1,823,222	427,093
Microport Scientific Corp (d)	512,993	772,894
Shandong Weigao Group Medical Polymer Co Ltd H Shares	1,502,023	961,344
Shanghai Conant Optical Co Ltd H Shares (e)	101,600	813,492
Shanghai MicroPort MedBot Group Co Ltd H Shares (d)	193,264	698,136
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	29,979	557,598
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	40,564	1,104,348
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	33,458	259,318
		5,947,780
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	308,172	490,735
China Resources Medical Holdings Co Ltd	539,132	223,600
Genertec Universal Medical Group Co Ltd (b)(c)	592,313	465,534
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	63,149	229,368
Huadong Medicine Co Ltd A Shares (China)	59,211	307,223
Hygeia Healthcare Holdings Co Ltd (b)(c)(d)(e)	197,231	323,665
Jinxin Fertility Group Ltd (b)(c)(d)(e)	1,683,455	525,804
New Horizon Health Ltd (g)	117,000	169,417
Shanghai Pharmaceuticals Holding Co Ltd H Shares	189,677	288,931
Sinopharm Group Co Ltd H Shares	778,999	2,082,091
		5,106,368
Health Care Technology - 0.0%
Yidu Tech Inc (b)(c)(d)	398,900	295,648
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (d)	658,993	1,083,967
Wuxi Apptec Co Ltd H Shares (b)(c)(e)	278,809	3,968,659
Wuxi Biologics Cayman Inc (b)(c)(d)	1,817,506	8,608,149
WuXi XDC Cayman Inc (d)	193,000	1,551,491
XtalPi Holdings Ltd (d)(e)	891,000	1,377,770
		16,590,036
Pharmaceuticals - 0.1%
Beijing Tong Ren Tang Chinese Medicine CO Ltd	210,000	231,717
Beijing Tong Ren Tang Co Ltd A Shares (China)	70,038	305,470
China Medical System Holdings Ltd	664,043	1,192,576
China Resources Pharmaceutical Group Ltd (b)(c)(e)	1,089,989	634,842
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	81,082	327,862
China Traditional Chinese Medicine Holdings Co Ltd (e)	1,890,104	498,408
Consun Pharmaceutical Group Ltd	247,000	571,330
CSPC Pharmaceutical Group Ltd	4,229,916	5,197,987
Hansoh Pharmaceutical Group Co Ltd (b)(c)	782,552	3,866,631
HUTCHMED China Ltd (d)(e)	304,688	911,868
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	180,415	1,509,395
Luye Pharma Group Ltd (b)(c)(d)	1,110,369	395,134
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	118,056	308,586
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	46,100	311,080
Sichuan Biokin Pharmaceutical Co Ltd A Shares (China) (d)	6,612	264,176
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	70,700	314,765
Sihuan Pharmaceutical Holdings Group Ltd	2,580,000	521,806
Simcere Pharmaceutical Group Ltd (b)(c)	486,861	728,537
Sino Biopharmaceutical Ltd	5,424,352	4,610,501
Sunshine Lake Pharma Co Ltd H Shares (e)	79,140	431,354
Tong Ren Tang Technologies Co Ltd H Shares	462,961	254,827
Yunnan Baiyao Group Co Ltd A Shares (China)	62,675	501,364
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	23,165	534,494
		24,424,710
TOTAL HEALTH CARE		78,374,696
Industrials - 0.4%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	102,435	682,679
AviChina Industry & Technology Co Ltd H Shares	1,483,743	788,205
Kuang-Chi Technologies Co Ltd A Shares (China) (d)	74,000	505,308
		1,976,192
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (d)	1,259,400	1,639,520
JD Logistics Inc (b)(c)(d)	1,079,287	1,545,964
SF Holding Co Ltd A Shares (China)	158,624	855,669
YTO Express Group Co Ltd A Shares (China)	145,537	353,388
ZTO Express Cayman Inc A Shares	216,907	4,789,342
		9,183,883
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	77,554	311,253
China Lesso Group Holdings Ltd	573,452	440,434
Xinyi Glass Holdings Ltd (e)	964,611	1,261,930
		2,013,617
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	1,936,383	1,246,785
CT Environmental Group Ltd (d)(g)	26,000	0
Tuhu Car Inc A Shares (b)(c)(d)(e)	187,900	374,496
		1,621,281
Construction & Engineering - 0.0%
China Communications Services Corp Ltd H Shares	1,294,023	788,463
China Conch Venture Holdings Ltd	734,673	1,004,379
China Energy Engineering Corp Ltd A Shares (China)	1,164,389	407,015
China National Chemical Engineering Co Ltd A Shares (China)	314,292	402,373
China Railway Group Ltd A Shares (China)	380,666	312,122
China Railway Group Ltd H Shares	2,599,411	1,500,665
China State Construction Engineering Corp Ltd A Shares (China)	1,247,797	904,649
China State Construction International Holdings Ltd	750,118	900,668
Metallurgical Corp of China Ltd A Shares (China)	687,807	309,683
Power Construction Corp of China Ltd A Shares (China)	579,941	472,178
Sinopec Engineering Group Co Ltd H Shares	818,126	779,158
		7,781,353
Electrical Equipment - 0.2%
Contemporary Amperex Technology Co Ltd A Shares (China)	163,630	8,238,286
Contemporary Amperex Technology Co Ltd H Shares (e)	17,000	1,060,758
Dongfang Electric Corp Ltd A Shares (China)	115,122	411,520
Eve Energy Co Ltd A Shares (China)	65,238	598,631
Gotion High-Tech Co Ltd A Shares (China)	72,300	395,002
Harbin Electric Co Ltd H Shares	342,000	868,123
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	138,966	446,578
NARI Technology Co Ltd A Shares (China)	282,678	1,024,704
Ningbo Deye Technology Co Ltd A Shares (China)	33,220	401,263
REPT BATTERO Energy Co Ltd H Shares (d)(e)	196,000	289,530
Shanghai Electric Group Co Ltd A Shares (China) (d)	438,228	549,065
Sungrow Power Supply Co Ltd A Shares (China)	65,506	1,422,866
TBEA Co Ltd A Shares (China)	173,438	678,608
Wolong Electric Group Co Ltd A Shares (China)	58,100	367,233
Zhejiang Chint Electrics Co Ltd A Shares (China)	93,115	391,520
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	64,700	670,105
		17,813,792
Ground Transportation - 0.0%
ANE Cayman Inc (g)	382,559	594,007
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	1,583,966	1,109,636
Daqin Railway Co Ltd A Shares (China)	819,525	591,796
		2,295,439
Industrial Conglomerates - 0.0%
CITIC Ltd	2,115,668	3,387,950
Fosun International Ltd	1,438,466	765,994
Shanghai Industrial Holdings Ltd	270,418	518,537
		4,672,481
Machinery - 0.2%
Airtac International Group	75,359	2,721,662
China CSSC Holdings Ltd A Shares (China)	247,197	1,192,648
CIMC Enric Holdings Ltd (e)	387,722	549,911
CRRC Corp Ltd A Shares (China)	3,065,785	2,782,767
Haitian International Holdings Ltd	421,880	1,305,802
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	45,750	713,389
Lonking Holdings Ltd	1,168,000	478,437
Precision Tsugami China Corp Ltd (c)	81,000	435,478
Sany Heavy Equipment International Holdings Co Ltd (e)	729,081	1,122,726
Sany Heavy Industry Co Ltd A Shares (China)	301,970	952,161
Shenzhen Envicool Technology Co Ltd A Shares (China)	34,600	532,507
Shenzhen Inovance Technology Co Ltd A Shares (China)	49,900	535,698
Sinotruk Hong Kong Ltd	366,885	1,686,936
UBTech Robotics Corp Ltd H Shares (d)	113,300	2,028,990
Weichai Power Co Ltd H Shares	1,221,686	4,162,937
XCMG Construction Machinery Co Ltd A Shares (China)	415,397	641,761
Yangzijiang Shipbuildling (Holdings) Ltd	1,356,109	3,560,572
Yutong Bus Co Ltd A Shares (China)	77,800	345,815
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	63,300	463,840
Zhuzhou CRRC Times Electric Co Ltd H Shares	284,048	1,551,845
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	324,394	409,240
		28,175,122
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares (e)	1,816,811	3,186,123
SITC International Holdings Co Ltd	727,408	2,713,312
		5,899,435
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (d)	482,920	577,274
China Eastern Airlines Corp Ltd A Shares (China) (d)	605,197	473,589
China Southern Airlines Co Ltd A Shares (China) (d)	455,282	472,195
Hainan Airlines Holding Co Ltd A Shares (China) (d)	1,700,843	413,482
Spring Airlines Co Ltd A Shares (China)	45,803	370,483
		2,307,023
Professional Services - 0.0%
Kanzhun Ltd ADR	197,134	3,650,922
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (b)(c)	111,786	1,160,488
Deep Source Holdings Ltd (d)	2,640,000	280,487
		1,440,975
Transportation Infrastructure - 0.0%
Anhui Expressway Co Ltd H Shares (e)	218,849	389,676
Beijing Capital International Airport Co Ltd H Shares (d)	1,260,973	429,358
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	235,700	318,030
China Merchants Port Holdings Co Ltd	672,517	1,354,142
COSCO SHIPPING Ports Ltd	725,234	574,647
Jiangsu Expressway Co Ltd H Shares	651,452	858,918
Shanghai International Airport Co Ltd A Shares (China)	56,577	250,666
Shenzhen International Holdings Ltd	896,274	1,032,561
Yuexiu Transport Infrastructure Ltd	568,773	344,376
Zhejiang Expressway Co Ltd H Shares	905,998	854,726
		6,407,100
TOTAL INDUSTRIALS		95,238,615
Information Technology - 0.6%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	421,839	1,803,538
Suzhou TFC Optical Communication Co Ltd A Shares (China)	23,300	832,656
Yealink Network Technology Corp Ltd A Shares (China)	63,500	350,487
Zhongji Innolight Co Ltd A Shares (China)	35,704	3,333,247
ZTE Corp H Shares (e)	597,974	2,169,274
		8,489,202
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	420,076	1,989,582
Avary Holding Shenzhen Co Ltd A Shares (China)	77,500	636,232
BOE Technology Group Co Ltd A Shares (China)	1,310,668	823,910
Chaozhou Three-Circle Group Co Ltd A Shares (China)	70,157	504,600
Eoptolink Technology Inc Ltd A Shares (China)	30,400	1,834,430
FIH Mobile Ltd (d)	187,000	478,745
Foxconn Industrial Internet Co Ltd A Shares (China)	423,947	3,518,789
GoerTek Inc A Shares (China)	123,001	460,032
Hgtech Co Ltd A Shares (China)	41,300	459,889
Kingboard Holdings Ltd	342,852	1,388,594
Lens Technology Co Ltd A Shares (China)	165,046	863,009
Lingyi iTech Guangdong Co A Shares (China)	246,500	519,115
Luxshare Precision Industry Co Ltd A Shares (China)	230,619	1,714,776
Q Technology Group Co Ltd (c)	295,000	351,186
RoboSense Technology Co Ltd H Shares (d)(e)	138,900	606,302
Shengyi Electronics Co Ltd A Shares (China)	24,239	307,181
Shengyi Technology Co Ltd A Shares (China)	77,917	772,809
Shennan Circuits Co Ltd A Shares (China)	20,920	702,976
Shenzhen Kinwong Electronic Co Ltd A Shares (China)	34,300	316,319
Sunny Optical Technology Group Co Ltd	378,123	3,029,979
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	57,800	643,206
TCL Technology Group Corp A Shares (China)	814,716	568,400
Unisplendour Corp Ltd A Shares (China)	122,940	442,473
Victory Giant Technology Huizhou Co Ltd A Shares (China)	25,400	967,442
VSTECS Holdings Ltd	395,433	392,796
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	64,495	647,107
Zhejiang Dahua Technology Co Ltd A Shares (China)	147,119	401,248
		25,341,127
IT Services - 0.0%
Chinasoft International Ltd	1,276,507	823,542
GDS Holdings Ltd A Shares (d)	592,752	3,300,502
INESA Intelligent Tech Inc B Shares	510,000	357,510
Isoftstone Information Technology Group Co Ltd A Shares (China)	45,600	315,184
Kingsoft Cloud Holdings Ltd (d)(e)	1,444,991	1,283,723
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	48,800	574,431
Vnet Group Inc Class A ADR (d)	74,723	786,833
		7,441,725
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	20,473	1,024,718
Cambricon Technologies Corp Ltd A Shares (China) (d)	12,642	2,289,335
China Resources Microelectronics Ltd A Shares (China)	57,683	529,139
CSI Solar Co Ltd A Shares (China)	128,050	281,455
Daqo New Energy Corp ADR (d)	22,779	563,097
GCL Technology Holdings Ltd (d)(e)	12,594,364	1,741,134
Gigadevice Semiconductor Inc A Shares (China)	22,490	1,018,686
Hua Hong Semiconductor Ltd (b)(c)(d)	400,232	5,968,566
Hygon Information Technology Co Ltd A Shares (China)	72,490	2,757,473
JCET Group Co Ltd A Shares (China)	84,975	604,821
Jinko Solar Co Ltd A Shares (China) (d)	372,328	339,028
JinkoSolar Holding Co Ltd ADR	16,896	433,044
LONGi Green Energy Technology Co Ltd A Shares (China) (d)	264,377	679,981
Montage Technology Co Ltd A Shares (China)	39,247	1,026,658
National Silicon Industry Group Co Ltd A Shares (China) (d)	99,935	322,155
NAURA Technology Group Co Ltd A Shares (China)	21,034	1,437,910
Nexchip Semiconductor Corp A Shares (China)	92,108	484,671
OmniVision Integrated Circuits Group Inc A Shares (China)	44,573	777,106
Piotech Inc A Shares (China)	10,219	518,524
Rockchip Electronics Co Ltd A Shares (China)	15,100	415,569
Sanan Optoelectronics CO Ltd A Shares (China)	217,485	505,564
Silergy Corp	186,962	1,661,424
Tongwei Co Ltd A Shares (China) (d)	162,246	424,767
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	25,400	307,317
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (d)	15,295	488,459
Xinjiang Daqo New Energy Co Ltd A Shares (China) (d)	87,249	304,353
Xinyi Solar Holdings Ltd (e)	2,478,914	1,072,532
		27,977,486
Software - 0.1%
360 Security Technology Inc A Shares (China)	262,893	459,096
AsiaInfo Technologies Ltd (b)(c)(e)	245,200	269,616
Beijing Kingsoft Office Software Inc A Shares (China)	15,861	768,529
Empyrean Technology Co Ltd A Shares (China)	24,300	360,388
Horizon Robotics A Shares (d)(e)	2,612,400	2,752,148
Hundsun Technologies Inc A Shares (China)	93,800	418,958
Iflytek Co Ltd A Shares (China)	81,238	696,484
Inspur Digital Enterprise Technology Ltd	294,000	188,170
Kingdee International Software Group Co Ltd (d)	1,592,041	2,639,102
Phancy Group Co Ltd H Shares (d)(e)	94,100	603,475
Shanghai Baosight Software Co Ltd B Shares	886,913	952,545
Tuya Inc ADR	170,811	356,995
Weimob Inc (b)(c)(d)(e)	1,877,793	581,695
Youzan Technology Ltd (d)	13,684,000	252,236
		11,299,437
Technology Hardware, Storage & Peripherals - 0.3%
Anker Innovations Technology Co Ltd A Shares (China)	21,700	310,841
China Greatwall Technology Group Co Ltd A Shares (China) (d)	141,500	323,027
Huaqin Technology Co Ltd A Shares (China)	32,000	397,989
IEIT Systems Co Ltd A Shares (China)	54,685	494,794
Legend Holdings Corp H Shares (b)(c)(d)	319,705	354,814
Lenovo Group Ltd	4,226,622	4,762,192
Shenzhen Longsys Electronics Co Ltd (China) (d)	11,500	555,831
Shenzhen Transsion Holdings Co Ltd A Shares (China)	36,054	301,481
Xiaomi Corp B Shares (b)(c)(d)	8,953,017	40,526,456
		48,027,425
TOTAL INFORMATION TECHNOLOGY		128,576,402
Materials - 0.4%
Chemicals - 0.1%
China BlueChemical Ltd H Shares	954,073	332,186
China XLX Fertiliser Ltd	375,000	538,588
Dongyue Group Ltd	683,461	1,071,722
Fufeng Group Ltd	748,722	810,818
Ganfeng Lithium Group Co Ltd A Shares (China)	168,100	1,658,814
Ganfeng Lithium Group Co Ltd H Shares (b)(c)	84,702	655,966
Global New Material International Holdings Ltd (d)(e)	417,000	472,402
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	71,000	415,782
Hengli Petrochemical Co Ltd A Shares (China)	249,220	935,684
Hoshine Silicon Industry Co Ltd A Shares (China)	44,970	321,502
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (d)	275,912	524,696
Jinan Acetate Chemical Co Ltd	336,800	525,500
LB Group Co Ltd A Shares (China)	117,841	375,640
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	272,854	932,573
Qinghai Salt Lake Industry Co Ltd A Shares (China) (d)	185,382	874,143
Rongsheng Petrochemical Co Ltd A Shares (China)	375,705	797,159
Satellite Chemical Co Ltd A Shares (China)	152,928	535,883
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	101,558	547,983
Sinofert Holdings Ltd	2,152,000	468,299
Tianqi Lithium Corp A Shares (China) (d)	53,800	422,166
Wanhua Chemical Group Co Ltd A Shares (China)	104,905	1,327,506
Zangge Mining Co Ltd A Shares (China)	58,698	728,685
Zhejiang Juhua Co Ltd A Shares (China)	101,494	574,355
Zhejiang NHU Co Ltd A Shares (China)	140,305	562,290
		16,410,342
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	758,706	2,410,502
China Jushi Co Ltd A Shares (China)	164,609	506,016
China National Building Material Co Ltd H Shares	1,980,146	1,424,511
China Resources Building Materials Technology Holdings Ltd (e)	1,617,374	354,029
CSG Holding Co Ltd B Shares	2,164,099	470,932
West China Cement Ltd (e)	1,110,000	532,827
		5,698,817
Metals & Mining - 0.3%
Aluminum Corp of China Ltd H Shares	2,391,763	4,240,335
Baoshan Iron & Steel Co Ltd A Shares (China)	750,590	788,191
China Gold International Resources Corp Ltd	124,000	3,257,101
China Hongqiao Group Ltd	1,496,087	6,917,303
China Nonferrous Mining Corp Ltd	722,823	1,452,659
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	117,149	869,381
CMOC Group Ltd H Shares	2,624,590	7,498,733
Guangdong HEC Technology Holding Co Ltd A Shares (China) (d)	121,400	475,698
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China)	1,432,498	517,218
Jiangxi Copper Co Ltd H Shares	635,099	3,858,348
Lingbao Gold Group Co Ltd H Shares (e)	249,000	740,106
MMG Ltd (d)	2,212,021	2,913,646
Shandong Gold Mining Co Ltd A Shares (China)	445,048	3,492,267
Shandong Gold Mining Co Ltd H Shares (b)(c)	128,500	728,026
Shandong Nanshan Aluminum Co Ltd A Shares (China)	586,928	619,707
Shougang Fushan Resources Group Ltd	1,413,564	597,120
Silvercorp Metals Inc	117,908	1,187,176
Tiangong International Co Ltd (e)	898,000	393,128
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	560,795	667,138
Wanguo Gold Group Ltd	568,000	905,211
Western Mining Co Ltd A Shares (China)	110,558	566,169
Yunnan Aluminium Co Ltd A Shares (China)	123,936	599,735
Zhaojin Mining Industry Co Ltd H Shares	912,701	4,229,308
Zhongjin Gold Corp Ltd A Shares (China)	172,699	916,689
Zijin Mining Group Co Ltd A Shares (China)	223,700	1,291,663
Zijin Mining Group Co Ltd H Shares	3,565,717	19,124,633
		68,846,689
Paper & Forest Products - 0.0%
Lee & Man Paper Manufacturing Ltd	879,360	401,853
TOTAL MATERIALS		91,357,701
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
C&D International Investment Group Ltd	486,090	999,919
China Jinmao Holdings Group Ltd	2,913,159	645,123
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	346,319	526,571
China Overseas Grand Oceans Group Ltd	1,244,217	420,467
China Overseas Land & Investment Ltd	2,054,770	3,692,857
China Overseas Property Holdings Ltd	1,077,121	599,772
China Resources Land Ltd	1,693,692	6,651,537
China Resources Mixc Lifestyle Services Ltd (b)(c)	367,833	2,180,979
China Vanke Co Ltd H Shares (d)(e)	1,922,704	935,251
Country Garden Services Holdings Co Ltd	1,215,743	1,005,325
Evergrande Property Services Group Ltd (b)(c)(d)	3,128,000	484,489
Greentown China Holdings Ltd (e)	608,975	872,292
Greentown Service Group Co Ltd (c)	1,038,741	604,994
Hainan Airport Infrastructure Co Ltd A Shares (China)	511,043	329,338
Hopson Development Holdings Ltd (d)	781,033	347,921
KE Holdings Inc A Shares	1,073,223	6,822,609
Longfor Group Holdings Ltd (b)(c)(e)	1,113,885	1,468,621
Onewo Inc H Shares	142,900	358,343
Poly Developments and Holdings Group Co Ltd A Shares (China)	521,481	510,848
Poly Property Group Co Ltd (e)	1,546,521	465,217
Poly Property Services Co Ltd H Shares (c)	125,465	544,767
Seazen Group Ltd (d)	1,379,891	461,018
Shanghai Jinqiao Export Processing Zone Development Co Ltd B Shares	551,492	421,891
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	66,000	394,666
Shoucheng Holdings Ltd	1,828,000	477,352
Sunac China Holdings Ltd (d)(e)	4,436,567	687,171
Wharf Holdings Ltd/The	565,027	1,825,538
Yuexiu Property Co Ltd	833,788	486,690
TOTAL REAL ESTATE		35,221,566
Utilities - 0.1%
Gas Utilities - 0.0%
Beijing Enterprises Holdings Ltd	256,970	1,164,442
China Gas Holdings Ltd	1,648,489	1,633,275
China Resources Gas Group Ltd	503,247	1,385,007
ENN Energy Holdings Ltd	424,459	3,659,364
ENN Natural Gas Co Ltd A Shares (China)	114,865	322,366
Kunlun Energy Co Ltd	2,150,575	2,202,302
Towngas Smart Energy Co Ltd (e)	700,067	328,880
		10,695,636
Independent Power and Renewable Electricity Producers - 0.1%
CGN New Energy Holdings Co Ltd (b)(c)	905,501	304,843
CGN Power Co Ltd H Shares (b)(c)	6,682,524	2,788,626
China Datang Corp Renewable Power Co Ltd H Shares	1,828,308	489,134
China Longyuan Power Group Corp Ltd H Shares	1,498,145	1,361,584
China National Nuclear Power Co Ltd A Shares (China)	702,058	869,525
China Power International Development Ltd	2,205,552	920,380
China Resources Power Holdings Co Ltd	1,157,684	2,637,802
China Three Gorges Renewables Group Co Ltd A Shares (China)	818,439	483,876
China Yangtze Power Co Ltd A Shares (China)	719,081	2,726,648
GD Power Development Co Ltd A Shares (China)	645,511	429,923
Huadian Power International Corp Ltd A Shares (China)	484,252	341,329
Huaneng Power International Inc H Shares	2,527,185	1,843,929
SDIC Power Holdings Co Ltd A Shares (China)	269,131	493,605
Shanghai Electric Power Co Ltd A Shares (China)	103,500	316,675
Sichuan Chuantou Energy Co Ltd A Shares (China)	192,902	386,262
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	402,651	286,708
		16,680,849
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	2,140,921	737,200
China Water Affairs Group Ltd	597,697	413,149
Guangdong Investment Ltd	1,599,205	1,510,750
		2,661,099
TOTAL UTILITIES		30,037,584
TOTAL CHINA		1,668,092,839
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	130,564	2,948,991
Financial Services - 0.0%
Grupo de Inversiones Suramericana SA	132,133	2,233,854
TOTAL FINANCIALS		5,182,845
Materials - 0.0%
Construction Materials - 0.0%
Cementos Argos SA	329,077	1,230,181
Grupo Argos SA/Colombia	171,367	868,681
		2,098,862
Metals & Mining - 0.0%
Aris Mining Corp (d)	96,939	1,677,291
TOTAL MATERIALS		3,776,153
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	238,475	1,954,559
TOTAL COLOMBIA		10,913,557
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (d)(e)	411,646	5,205,849
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	100,303	5,794,679
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	43,246	2,622,163
Moneta Money Bank AS (b)(c)	141,359	1,418,192
TOTAL FINANCIALS		4,040,355
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	67,847	3,902,339
TOTAL CZECH REPUBLIC		7,942,694
DENMARK - 1.2%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
GN Store Nord AS (d)	72,180	1,272,245
Specialty Retail - 0.0%
Matas A/S	22,281	341,623
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	41,488	3,351,781
TOTAL CONSUMER DISCRETIONARY		4,965,649
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	48,484	6,564,215
Royal Unibrew A/S	26,360	2,472,682
		9,036,897
Food Products - 0.0%
Schouw & Co A/S	7,047	743,809
Tobacco - 0.0%
Scandinavian Tobacco Group A/S Series A (b)(c)	38,405	596,158
TOTAL CONSUMER STAPLES		10,376,864
Financials - 0.1%
Banks - 0.1%
AL Sydbank	26,954	2,444,977
Danske Bank A/S	345,014	17,605,689
Jyske Bank A/S	22,559	3,285,196
Ringkjoebing Landbobank A/S	13,660	3,447,332
		26,783,194
Insurance - 0.0%
Alm Brand A/S	409,835	1,135,115
Tryg A/S	170,986	4,155,000
		5,290,115
TOTAL FINANCIALS		32,073,309
Health Care - 0.7%
Biotechnology - 0.1%
Bavarian Nordic A/S (d)	41,740	1,272,006
Genmab A/S (d)	31,678	10,320,232
Zealand Pharma A/S (d)	33,799	2,253,678
		13,845,916
Health Care Equipment & Supplies - 0.0%
Ambu AS Series B	96,630	1,305,199
Coloplast AS Series B	65,540	5,586,957
Demant A/S (d)	50,595	1,769,924
		8,662,080
Life Sciences Tools & Services - 0.0%
Chemometec A/S	9,484	917,488
Pharmaceuticals - 0.6%
ALK-Abello A/S Series B (d)	68,666	2,262,583
H Lundbeck A/S Series B	148,898	995,434
Novo Nordisk A/S Series B	1,675,117	99,467,183
		102,725,200
TOTAL HEALTH CARE		126,150,684
Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	106,228	29,826,491
Building Products - 0.0%
ROCKWOOL A/S Series B	51,133	1,733,150
Commercial Services & Supplies - 0.0%
ISS A/S	71,840	2,725,207
Construction & Engineering - 0.0%
Cadeler A/S (d)(e)	113,255	674,192
Per Aarsleff Holding A/S Series B	9,144	1,304,762
		1,978,954
Electrical Equipment - 0.1%
NKT A/S (d)	27,689	3,630,134
Vestas Wind Systems A/S	525,682	15,934,163
		19,564,297
Machinery - 0.0%
FLSmidth & Co A/S	22,720	1,952,730
Marine Transportation - 0.0%
D/S Norden A/S	12,103	547,102
Dfds A/S (d)	19,608	307,642
		854,744
TOTAL INDUSTRIALS		58,635,573
Information Technology - 0.0%
IT Services - 0.0%
Netcompany Group A/S (b)(c)(d)	22,243	1,174,224
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	183,403	11,227,715
Construction Materials - 0.0%
Cementir Holding NV	27,142	611,283
TOTAL MATERIALS		11,838,998
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	275,686	6,196,027
TOTAL DENMARK		251,411,328
EGYPT - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Egypt Co	290,560	486,021
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	839,343	676,053
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	1,341,386	3,830,081
Capital Markets - 0.0%
EFG Holding S.A.E. (d)	730,656	448,078
TOTAL FINANCIALS		4,278,159
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	399,361	736,005
TOTAL EGYPT		6,176,238
FAROE ISLANDS - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Bakkafrost	26,788	1,291,209
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	74,236	3,269,918
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Nokian Renkaat Oyj (e)	69,497	892,157
Broadline Retail - 0.0%
Puuilo Oyj	47,008	685,925
Leisure Products - 0.0%
Harvia Oyj (c)	8,756	425,536
Textiles, Apparel & Luxury Goods - 0.0%
Marimekko Oyj	20,891	318,453
TOTAL CONSUMER DISCRETIONARY		2,322,071
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	140,916	3,564,522
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	221,777	5,667,765
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp	1,603,779	30,985,669
Insurance - 0.1%
Mandatum Holding Oy	238,678	1,946,468
Sampo Oyj A Shares	1,175,181	13,105,990
Sampo Oyj Series A (Denmark)	63,315	705,270
		15,757,728
TOTAL FINANCIALS		46,743,397
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Revenio Group Oyj	16,019	380,712
Pharmaceuticals - 0.0%
Orion Oyj B Shares	57,321	4,732,400
TOTAL HEALTH CARE		5,113,112
Industrials - 0.2%
Machinery - 0.2%
Hiab Oyj B Shares	20,917	1,242,178
Kalmar Oyj B Shares	21,902	1,119,981
Kone Oyj B Shares	173,737	12,484,032
Konecranes Oyj A Shares	35,010	4,122,936
Metso Oyj	345,563	6,764,760
Valmet Oyj	76,693	2,629,970
Wartsila OYJ Abp	262,469	10,640,223
TOTAL INDUSTRIALS		39,004,080
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	2,759,116	17,771,223
IT Services - 0.0%
TietoEVRY Oyj	55,227	1,199,288
Software - 0.0%
QT Group Oyj (d)(e)	11,598	365,139
TOTAL INFORMATION TECHNOLOGY		19,335,650
Materials - 0.1%
Chemicals - 0.0%
Kemira Oyj	73,147	1,719,356
Containers & Packaging - 0.0%
Huhtamaki Oyj	57,964	2,035,120
Metsa Board Oyj B Shares (e)	110,806	343,858
		2,378,978
Metals & Mining - 0.0%
Outokumpu Oyj A Shares	203,800	1,150,377
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	303,953	3,508,511
UPM-Kymmene Oyj	270,897	7,473,544
		10,982,055
TOTAL MATERIALS		16,230,766
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Kojamo Oyj (d)	82,495	931,895
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	235,108	5,550,017
TOTAL FINLAND		147,733,193
FRANCE - 4.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	966,190	17,961,512
Entertainment - 0.0%
Ubisoft Entertainment SA (d)(e)	52,686	271,817
Vivendi SE	365,717	1,020,329
		1,292,146
Media - 0.1%
Canal+ SA	372,593	1,616,186
Eutelsat Communications SACA (d)	148,931	403,383
IPSOS SA	21,332	906,246
JCDecaux SE	42,448	838,763
Louis Hachette Group	385,374	758,293
Metropole Television SA	18,814	269,398
Publicis Groupe SA	119,558	11,949,619
Television Francaise 1 SA	28,343	273,978
		17,015,866
TOTAL COMMUNICATION SERVICES		36,269,524
Consumer Discretionary - 0.8%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	348,240	12,932,115
Forvia SE (d)	83,901	1,372,936
Opmobility	31,646	606,562
Valeo SE	107,796	1,510,312
		16,421,925
Automobiles - 0.0%
Renault SA	101,946	3,852,433
Trigano SA	4,632	923,509
		4,775,942
Hotels, Restaurants & Leisure - 0.0%
Accor SA	102,197	5,555,444
FDJ UNITED	60,510	1,602,348
Sodexo SA	47,366	2,420,006
		9,577,798
Household Durables - 0.0%
SEB SA	14,211	802,496
Textiles, Apparel & Luxury Goods - 0.7%
Hermes International SCA	16,452	39,568,296
Kering SA	38,802	12,113,131
LVMH Moet Hennessy Louis Vuitton SE	129,930	83,857,427
		135,538,854
TOTAL CONSUMER DISCRETIONARY		167,117,015
Consumer Staples - 0.5%
Beverages - 0.0%
Pernod Ricard SA	105,302	9,371,465
Remy Cointreau SA (e)	13,271	630,490
		10,001,955
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	309,269	5,065,576
Food Products - 0.1%
Danone SA	335,540	26,292,897
Personal Care Products - 0.4%
Interparfums SA	15,631	475,434
L'Oreal SA	124,754	57,316,917
		57,792,351
TOTAL CONSUMER STAPLES		99,152,779
Energy - 0.4%
Energy Equipment & Services - 0.0%
Technip Energies NV	69,903	2,737,679
Vallourec SACA	88,553	1,874,698
		4,612,377
Oil, Gas & Consumable Fuels - 0.4%
Bollore SE	386,768	2,207,004
Gaztransport Et Technigaz SA	19,362	4,165,561
TotalEnergies SE	1,029,130	74,595,616
		80,968,181
TOTAL ENERGY		85,580,558
Financials - 0.7%
Banks - 0.5%
BNP Paribas SA	522,628	56,513,102
Credit Agricole SA	550,038	11,911,860
Societe Generale SA Series A	367,554	32,208,578
		100,633,540
Capital Markets - 0.0%
Amundi SA (b)(c)	32,419	2,880,168
Antin Infrastructure Partners SA	21,945	270,530
		3,150,698
Financial Services - 0.0%
Edenred SE	125,629	2,631,317
Eurazeo SE	22,384	1,343,890
Peugeot Invest SA	3,741	323,267
Wendel SE	14,405	1,388,195
		5,686,669
Insurance - 0.2%
AXA SA	897,280	40,915,197
Coface SA	64,422	1,177,512
SCOR SE	84,893	2,767,268
		44,859,977
TOTAL FINANCIALS		154,330,884
Health Care - 0.3%
Biotechnology - 0.0%
Nanobiotix SA (d)	16,599	343,536
Valneva SE (d)	75,932	349,944
		693,480
Health Care Equipment & Supplies - 0.3%
BioMerieux	21,736	2,519,794
EssilorLuxottica SA	156,406	47,813,591
		50,333,385
Health Care Providers & Services - 0.0%
Emeis SA (d)	36,996	597,280
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	15,344	3,424,802
Pharmaceuticals - 0.0%
Ipsen SA	19,632	3,202,061
Medincell SA (d)	10,758	287,685
Virbac SACA	2,418	1,007,461
		4,497,207
TOTAL HEALTH CARE		59,546,154
Industrials - 1.3%
Aerospace & Defense - 0.8%
Airbus SE	308,590	70,651,688
Dassault Aviation SA	10,218	3,873,388
Exail Technologies SA (d)(e)	5,327	698,368
Exosens SAS	16,732	1,069,014
LISI SA	11,708	742,477
Safran SA	186,946	66,794,203
Thales SA	48,219	14,761,086
		158,590,224
Air Freight & Logistics - 0.0%
ID Logistics Group SACA (d)	1,949	947,201
Building Products - 0.1%
Cie de Saint-Gobain SA	233,614	23,058,994
Commercial Services & Supplies - 0.0%
Derichebourg SA	61,733	582,475
Elis SA	89,032	2,585,585
Elis SA (United Kingdom)	1,901	55,207
Societe BIC SA	10,617	684,616
SPIE SA	75,539	4,136,755
		8,044,638
Construction & Engineering - 0.3%
Bouygues SA	99,067	5,355,940
Eiffage SA	35,586	5,270,623
Vinci SA	258,553	37,175,974
		47,802,537
Electrical Equipment - 0.1%
Legrand SA	136,384	21,774,798
Mersen SA	13,484	413,167
Nexans SA	19,566	3,082,291
		25,270,256
Machinery - 0.0%
Alstom SA (d)	182,107	5,814,386
Passenger Airlines - 0.0%
Air France-KLM (d)	66,285	850,312
Professional Services - 0.0%
Bureau Veritas SA	181,022	5,814,967
Teleperformance SE	28,570	1,849,054
		7,664,021
Trading Companies & Distributors - 0.0%
Rexel SA	117,863	4,965,255
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	18,230	2,409,396
Getlink SE Series A	160,262	3,174,341
		5,583,737
TOTAL INDUSTRIALS		288,591,561
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Vusion/France	4,523	702,871
IT Services - 0.1%
Alten SA	16,461	1,611,695
Capgemini SE	80,528	12,512,301
Sopra Steria Group	7,577	1,384,931
Wavestone (e)	4,287	306,420
		15,815,347
Semiconductors & Semiconductor Equipment - 0.0%
SOITEC (d)	15,440	482,253
Software - 0.0%
Dassault Systemes SE	349,901	9,623,965
Planisware SA (e)	16,807	399,439
		10,023,404
TOTAL INFORMATION TECHNOLOGY		27,023,875
Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	298,364	55,872,372
Arkema SA	30,589	1,843,753
Robertet SA	711	712,995
		58,429,120
Construction Materials - 0.0%
Imerys SA	18,718	582,197
Vicat SACA	9,663	895,706
		1,477,903
Metals & Mining - 0.0%
Eramet SA (e)	5,004	437,744
TOTAL MATERIALS		60,344,767
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	29,644	1,888,696
ICADE (e)	19,538	480,325
		2,369,021
Industrial REITs - 0.0%
ARGAN SA	9,496	742,901
Office REITs - 0.0%
Gecina SA	23,714	2,177,072
Residential REITs - 0.0%
Altarea SCA	3,561	490,483
Retail REITs - 0.0%
Carmila SA	38,753	751,511
Klepierre SA	109,910	4,226,342
Mercialys SA	61,391	771,360
Unibail-Rodamco-Westfield unit	62,033	6,838,366
		12,587,579
TOTAL REAL ESTATE		18,367,056
Utilities - 0.2%
Gas Utilities - 0.0%
Rubis SCA	40,181	1,628,896
Multi-Utilities - 0.2%
Engie SA	943,014	28,155,041
Veolia Environnement SA	325,341	12,202,630
		40,357,671
TOTAL UTILITIES		41,986,567
TOTAL FRANCE		1,038,310,740
GEORGIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Lion Finance Group PLC	18,443	2,546,361
TBC Bank Group PLC	22,036	1,281,501
		3,827,862
Capital Markets - 0.0%
Georgia Capital PLC (d)	16,581	765,740
TOTAL GEORGIA		4,593,602
GERMANY - 5.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	1,911,444	64,144,792
United Internet AG	45,964	1,498,294
		65,643,086
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	32,609	2,742,436
Interactive Media & Services - 0.0%
Scout24 SE (b)(c)	39,559	3,941,210
Media - 0.0%
Stroeer SE & Co KGaA	18,145	725,901
Wireless Telecommunication Services - 0.0%
1&1 AG (e)	13,991	446,116
Freenet AG	61,413	2,211,539
		2,657,655
TOTAL COMMUNICATION SERVICES		75,710,288
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Aumovio SE	29,104	1,404,776
Continental AG	57,450	4,538,075
SAF-Holland SE	29,531	594,377
Schaeffler AG Class Registered	99,278	1,173,850
		7,711,078
Automobiles - 0.3%
Bayerische Motoren Werke AG	145,031	15,028,590
Mercedes-Benz Group AG	374,616	25,602,850
Volkswagen AG	11,151	1,353,374
		41,984,814
Hotels, Restaurants & Leisure - 0.0%
TUI AG (d)	238,042	2,543,982
Specialty Retail - 0.0%
Auto1 Group SE (d)	69,898	2,311,615
CECONOMY AG	84,803	448,325
Fielmann Group AG	13,908	682,514
Hornbach Holding AG & Co KGaA	6,801	650,568
Zalando SE (b)(c)(d)	118,284	3,412,662
		7,505,684
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	89,311	15,835,161
HUGO BOSS AG	23,760	985,737
Puma SE	53,603	1,374,969
		18,195,867
TOTAL CONSUMER DISCRETIONARY		77,941,425
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
HelloFresh SE (d)(e)	77,445	510,221
Food Products - 0.0%
Suedzucker AG (e)	39,451	451,967
Household Products - 0.0%
Henkel AG & Co KGaA	58,115	4,797,345
Personal Care Products - 0.1%
Beiersdorf AG	51,344	6,124,281
TOTAL CONSUMER STAPLES		11,883,814
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Friedrich Vorwerk Group SE	3,600	385,760
Financials - 1.0%
Banks - 0.0%
Commerzbank AG	381,866	15,702,250
Capital Markets - 0.3%
Deutsche Bank AG	961,781	37,963,569
Deutsche Boerse AG	97,960	24,805,958
flatexDEGIRO SE	45,448	2,217,363
		64,986,890
Financial Services - 0.0%
Deutsche Pfandbriefbank AG (b)(c)	89,072	440,487
GRENKE AG (e)	16,357	279,198
Hypoport SE (d)(e)	2,289	267,799
		987,484
Insurance - 0.7%
Allianz SE	200,206	88,155,141
Hannover Rueck SE	31,366	8,878,510
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	67,801	41,092,600
Talanx AG	33,656	4,248,725
		142,374,976
TOTAL FINANCIALS		224,051,600
Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Carl Zeiss Meditec Ag (e)	20,162	669,173
Eckert & Ziegler SE	25,218	447,485
Siemens Healthineers AG (b)(c)	175,745	8,772,052
		9,888,710
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	115,065	5,180,113
Fresenius SE & Co KGaA	219,714	12,295,278
		17,475,391
Life Sciences Tools & Services - 0.0%
Evotec SE (d)	80,033	589,397
Gerresheimer AG (e)	18,651	557,563
Schott Pharma AG & Co KGaA	22,925	390,221
		1,537,181
Pharmaceuticals - 0.2%
Bayer AG	511,487	27,053,410
Dermapharm Holding SE	10,096	417,060
Merck KGaA	67,200	10,012,314
		37,482,784
TOTAL HEALTH CARE		66,384,066
Industrials - 1.6%
Aerospace & Defense - 0.3%
Hensoldt AG	33,600	3,331,592
Montana Aerospace Ag (b)(c)(d)	16,696	720,279
MTU Aero Engines AG	28,038	12,446,449
Rheinmetall AG	23,935	50,543,564
Tkms AG& Co KGaA	13,682	1,603,145
		68,645,029
Air Freight & Logistics - 0.1%
Deutsche Post AG	497,822	27,842,442
Commercial Services & Supplies - 0.0%
Bilfinger SE	19,347	2,717,557
Cewe Stiftung & Co KGAA	4,608	551,671
		3,269,228
Construction & Engineering - 0.0%
HOCHTIEF AG	8,153	3,428,843
Electrical Equipment - 0.4%
Nordex SE (d)	68,099	2,728,375
Pfisterer Holding SE	4,121	357,081
Siemens Energy AG (d)	403,261	69,095,685
SMA Solar Technology AG (d)(e)	8,169	357,307
		72,538,448
Ground Transportation - 0.0%
Sixt SE	16,779	1,317,645
Industrial Conglomerates - 0.6%
Siemens AG	394,927	119,398,396
Machinery - 0.2%
Daimler Truck Holding AG	247,540	12,018,546
Deutz AG	78,675	1,009,978
Duerr AG	33,732	899,645
Gea Group Ag	76,985	5,511,752
JOST Werke SE (b)(c)	8,841	657,076
KION Group AG	37,600	2,660,779
Knorr-Bremse AG	37,614	4,389,468
Krones AG	7,519	1,210,337
Rational AG	2,700	2,169,902
RENK Group AG	44,652	2,860,772
Stabilus SE	15,781	362,896
Vossloh AG	6,095	586,646
Wacker Neuson SE	16,347	374,750
		34,712,547
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	316,515	3,264,075
Trading Companies & Distributors - 0.0%
Brenntag SE	65,799	4,008,935
Transportation Infrastructure - 0.0%
Fraport AG Frankfurt Airport Services Worldwide (d)	19,745	1,827,910
TOTAL INDUSTRIALS		340,253,498
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.0%
Jenoptik AG	30,024	948,802
Softwareone Holding AG	88,670	910,156
		1,858,958
IT Services - 0.0%
Bechtle AG	42,541	2,210,675
CANCOM SE	13,632	459,715
IONOS Group SE (d)	26,578	858,490
Nagarro SE	4,664	392,798
		3,921,678
Semiconductors & Semiconductor Equipment - 0.2%
AIXTRON SE	62,287	1,429,755
Elmos Semiconductor SE	4,289	586,690
Infineon Technologies AG	681,471	33,312,018
Siltronic AG (e)	7,690	479,466
SUSS MicroTec SE (e)	10,581	624,350
		36,432,279
Software - 0.5%
Atoss Software SE	5,507	636,453
Nemetschek SE	31,221	2,736,728
SAP SE	542,847	108,443,701
TeamViewer SE (b)(c)(d)(e)	88,426	593,257
		112,410,139
TOTAL INFORMATION TECHNOLOGY		154,623,054
Materials - 0.3%
Chemicals - 0.2%
Alzchem Group AG	3,344	612,805
BASF SE	464,355	25,174,541
Evonik Industries AG	135,759	2,108,077
K+S AG	88,160	1,444,196
LANXESS AG	47,538	983,856
Symrise AG	70,005	5,893,518
Wacker Chemie AG (e)	10,329	840,515
		37,057,508
Construction Materials - 0.1%
Heidelberg Materials AG	69,715	19,092,903
Metals & Mining - 0.0%
Aurubis AG (e)	16,591	3,154,449
Salzgitter AG	12,552	675,485
thyssenkrupp AG	259,783	3,476,572
		7,306,506
TOTAL MATERIALS		63,456,917
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA (d)	431,900	1,371,009
Grand City Properties SA (d)	45,703	511,945
LEG Immobilien SE	41,799	3,012,424
Sirius Real Estate Ltd	873,102	1,173,802
TAG Immobilien AG	101,792	1,724,219
Vonovia SE	394,569	11,552,700
TOTAL REAL ESTATE		19,346,099
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	329,573	20,908,089
Multi-Utilities - 0.1%
E.ON SE	1,165,977	24,691,053
TOTAL UTILITIES		45,599,142
TOTAL GERMANY		1,079,635,663
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	41,734	609,734
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	85,955	1,606,754
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ballys Intralot SA (d)	386,826	470,445
OPAP SA	95,426	1,922,925
		2,393,370
Specialty Retail - 0.0%
FF Group (d)(g)	881	0
JUMBO SA	60,577	1,797,996
		1,797,996
TOTAL CONSUMER DISCRETIONARY		4,191,366
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HELLENiQ ENERGY Holdings S.A.	57,131	614,223
Motor Oil Hellas Corinth Refineries SA	36,809	1,481,727
TOTAL ENERGY		2,095,950
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	1,150,404	5,506,944
Eurobank SA	1,349,921	6,616,533
National Bank of Greece SA	455,581	8,054,442
Optima bank SA	105,110	1,078,967
Piraeus Bank SA	588,155	5,932,913
TOTAL FINANCIALS		27,189,799
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	35,874	1,413,473
Industrial Conglomerates - 0.0%
Metlen Energy & Metals PLC	52,878	2,883,231
Passenger Airlines - 0.0%
Aegean Airlines SA	30,093	533,634
Transportation Infrastructure - 0.0%
Athens International Airport SA	35,679	479,170
TOTAL INDUSTRIALS		5,309,508
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LAMDA Development SA (d)	39,203	329,002
Utilities - 0.0%
Electric Utilities - 0.0%
Holding Co ADMIE IPTO SA	79,991	291,089
Public Power Corp SA	98,397	2,328,033
TOTAL UTILITIES		2,619,122
TOTAL GREECE		43,341,501
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	53,204	3,247,040
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	1,967,622	2,946,862
PCCW Ltd	2,275,545	1,698,189
		4,645,051
Entertainment - 0.0%
Damai Entertainment Holdings Ltd (d)	6,085,050	771,137
SMI Holdings Group Ltd (d)(g)	7,200	0
		771,137
TOTAL COMMUNICATION SERVICES		5,416,188
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Johnson Electric Holdings Ltd	201,429	695,659
Diversified Consumer Services - 0.0%
Fenbi Ltd (d)(e)	844,000	234,440
Hotels, Restaurants & Leisure - 0.0%
Melco International Development Ltd (d)	566,000	306,471
Melco Resorts & Entertainment Ltd ADR (d)	86,432	523,778
Super Hi International Holding Ltd (d)(e)	159,000	260,519
		1,090,768
Household Durables - 0.0%
Man Wah Holdings Ltd	902,707	559,274
Specialty Retail - 0.0%
Luk Fook Holdings International Ltd	188,685	776,275
Textiles, Apparel & Luxury Goods - 0.0%
Chow Sang Sang Holdings International Ltd	247,000	463,514
Stella International Holdings Ltd	348,243	643,697
Yue Yuen Industrial Holdings Ltd	456,619	1,015,866
		2,123,077
TOTAL CONSUMER DISCRETIONARY		5,479,493
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
DFI Retail Group Holdings Ltd	190,600	785,272
Food Products - 0.0%
Vitasoy International Holdings Ltd	556,225	497,691
WH Group Ltd (b)(c)	4,367,566	5,132,328
		5,630,019
TOTAL CONSUMER STAPLES		6,415,291
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Brightoil Petroleum Holdings Ltd (d)(g)	26,000	0
Financials - 0.7%
Banks - 0.0%
Bank of East Asia Ltd/The	520,246	993,596
Dah Sing Financial Holdings Ltd	113,108	547,290
		1,540,886
Capital Markets - 0.2%
Bright Smart Securities & Commodities Group Ltd (d)	432,000	489,395
Futu Holdings Ltd Class A ADR (d)	29,706	4,829,304
Guotai Junan International Holdings Ltd (e)	1,599,000	546,502
Hong Kong Exchanges & Clearing Ltd	622,420	34,314,707
		40,179,908
Insurance - 0.5%
AIA Group Ltd	5,461,216	63,008,684
Prudential PLC	1,325,054	21,764,339
		84,773,023
TOTAL FINANCIALS		126,493,817
Health Care - 0.0%
Pharmaceuticals - 0.0%
Grand Pharmaceutical Group Ltd (e)	645,539	646,192
SSY Group Ltd	788,300	298,686
United Laboratories International Holdings Ltd/The	589,961	898,675
TOTAL HEALTH CARE		1,843,553
Industrials - 0.1%
Construction & Engineering - 0.0%
Envision Greenwise Holdings Ltd (c)(d)(e)	803,000	338,177
Electrical Equipment - 0.0%
Time Interconnect Technology Ltd	299,000	593,246
Ground Transportation - 0.0%
MTR Corp Ltd	818,608	3,623,541
Industrial Conglomerates - 0.0%
CTF Services Ltd	610,933	714,779
Swire Pacific Ltd A Shares (e)	189,658	1,830,521
		2,545,300
Machinery - 0.1%
Techtronic Industries Co Ltd	768,254	10,473,375
Marine Transportation - 0.0%
Orient Overseas International Ltd	73,245	1,199,170
Pacific Basin Shipping Ltd	2,664,102	1,046,939
		2,246,109
Trading Companies & Distributors - 0.0%
Realord Group Holdings Ltd (d)	240,000	480,178
Transportation Infrastructure - 0.0%
Hutchison Port Holdings Trust	2,635,546	606,176
TOTAL INDUSTRIALS		20,906,102
Information Technology - 0.0%
Communications Equipment - 0.0%
Comba Telecom Systems Holdings Ltd	1,250,000	364,819
VTech Holdings Ltd	103,273	805,736
		1,170,555
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (d)(e)	133,314	516,730
Kingboard Laminates Holdings Ltd	505,199	956,452
MH Development Ltd (d)(g)	74,000	0
PAX Global Technology Ltd	411,225	259,513
Wasion Holdings Ltd	291,880	896,701
		2,629,396
IT Services - 0.0%
SUNeVision Holdings Ltd (e)	402,000	344,772
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	167,998	2,234,353
TOTAL INFORMATION TECHNOLOGY		6,379,076
Materials - 0.0%
Metals & Mining - 0.0%
Tongguan Gold Group Ltd	948,000	412,591
Zijin Gold International Co Ltd	112,400	3,145,203
		3,557,794
Paper & Forest Products - 0.0%
Nine Dragons Paper Holdings Ltd (d)	828,508	869,646
TOTAL MATERIALS		4,427,440
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	1,004,035	5,891,497
Hang Lung Group Ltd	491,000	1,057,786
Hang Lung Properties Ltd	1,028,854	1,243,249
Henderson Land Development Co Ltd (e)	765,886	3,050,956
Hongkong Land Holdings Ltd (Singapore)	569,684	4,836,617
Hysan Development Co Ltd	355,691	976,179
Kerry Properties Ltd	347,116	1,053,954
New World Development Co Ltd (d)(e)	706,715	1,029,482
Sino Land Co Ltd	1,954,316	2,946,947
Sun Hung Kai Properties Ltd	754,236	12,135,977
Wharf Real Estate Investment Co Ltd	879,238	3,059,061
		37,281,705
Retail REITs - 0.0%
Fortune Real Estate Investment Trust	1,005,863	654,086
Link REIT (e)	1,356,004	6,234,900
		6,888,986
TOTAL REAL ESTATE		44,170,691
Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	335,743	2,761,292
CLP Holdings Ltd	838,843	7,940,559
Power Assets Holdings Ltd	716,165	5,560,017
		16,261,868
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	5,789,943	5,462,280
TOTAL UTILITIES		21,724,148
TOTAL HONG KONG		243,255,799
HUNGARY - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Magyar Telekom Telecommunications PLC	161,327	1,001,705
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	219,656	2,682,705
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	115,968	14,610,306
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	74,607	2,497,081
TOTAL HUNGARY		20,791,797
INDIA - 4.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
HFCL Ltd	711,361	532,276
Indus Towers Ltd (d)	690,904	3,347,751
Railtel Corp of India Ltd	87,121	335,775
Tata Communications Ltd	60,432	1,035,056
		5,250,858
Entertainment - 0.0%
PVR Inox Ltd (d)	45,623	485,019
Saregama India Ltd	52,067	191,473
		676,492
Interactive Media & Services - 0.0%
Info Edge India Ltd	189,239	2,578,524
Media - 0.0%
Affle 3i Ltd (d)	34,105	575,471
Sun TV Network Ltd	67,297	407,882
Zee Entertainment Enterprises Ltd	636,519	585,747
		1,569,100
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	1,330,089	28,557,444
Vodafone Idea Ltd (d)	14,465,770	1,762,194
		30,319,638
TOTAL COMMUNICATION SERVICES		40,394,612
Consumer Discretionary - 0.5%
Automobile Components - 0.1%
Apollo Tyres Ltd	169,486	909,684
Asahi India Glass Ltd	44,616	487,451
Balkrishna Industries Ltd	44,446	1,117,670
Bharat Forge Ltd	124,771	1,961,360
Bosch Ltd	3,883	1,546,950
Ceat Ltd	11,524	472,779
CIE Automotive India Ltd	88,918	405,539
Endurance Technologies Ltd (b)(c)	19,218	508,629
Exide Industries Ltd	242,256	849,669
Gabriel India Ltd	38,243	389,295
JK Tyre & Industries Ltd	70,970	402,241
Minda Corp Ltd	53,186	326,474
Motherson Sumi Wiring India Ltd	1,455,944	685,307
MRF Ltd	1,240	1,787,299
Samvardhana Motherson International Ltd	2,232,458	2,748,757
Sansera Engineering Ltd (b)(c)	28,794	544,892
SKF India Ltd	18,558	342,040
Sona Blw Precision Forgings Ltd (b)(c)	236,228	1,277,183
Sundram Fasteners Ltd	65,623	681,679
TSF Investments Ltd	55,793	264,409
Tube Investments of India Ltd	59,303	1,510,224
TVS Holdings Ltd	3,109	510,560
UNO Minda Ltd	109,746	1,415,062
ZF Commercial Vehicle Control Systems India Ltd	4,398	718,931
		21,864,084
Automobiles - 0.2%
Bajaj Auto Ltd	34,288	3,588,883
Eicher Motors Ltd	71,418	5,547,524
Hero MotoCorp Ltd	62,381	3,764,875
Hyundai Motor India Ltd	83,860	2,008,565
Mahindra & Mahindra Ltd	484,131	18,119,406
Maruti Suzuki India Ltd	65,131	10,369,790
Ola Electric Mobility Ltd (d)	818,678	288,654
Tata Motors Passenger Vehicles Limited	1,064,775	4,064,873
TVS Motor Co Ltd	123,965	4,971,633
		52,724,203
Broadline Retail - 0.0%
Vishal Mega Mart Ltd (d)	1,116,141	1,533,120
Hotels, Restaurants & Leisure - 0.1%
Chalet Hotels Ltd	48,253	458,460
Devyani International Ltd (d)	263,597	333,988
EIH Ltd	124,235	426,180
Eternal Ltd (d)	1,262,820	3,768,051
Indian Hotels Co Ltd/The	456,452	3,355,913
ITC Hotels Ltd (d)	333,463	657,369
Jubilant Foodworks Ltd	211,030	1,143,940
Le Travenues Technology Ltd (c)(d)	114,694	258,923
Lemon Tree Hotels Ltd (b)(c)(d)	287,825	405,210
Sapphire Foods India Ltd (d)	154,779	319,959
Swiggy Ltd (d)	726,647	2,454,674
Tbo Tek Ltd (d)	23,654	359,141
Westlife Foodworld Ltd	52,048	279,925
		14,221,733
Household Durables - 0.0%
Amber Enterprises India Ltd (d)	12,085	753,352
Crompton Greaves Consumer Electricals Ltd	358,732	866,373
Dixon Technologies India Ltd (c)	19,322	2,201,209
TTK Prestige Ltd	37,195	239,167
Whirlpool of India Ltd	37,873	321,239
		4,381,340
Specialty Retail - 0.0%
Aditya Birla Fashion and Retail Ltd (d)	387,250	280,468
Aditya Birla Lifestyle Brands Ltd	283,167	324,351
Cartrade Tech Ltd (d)	24,174	698,456
FSN E-Commerce Ventures Ltd (d)	610,521	1,581,333
Trent Ltd	94,278	3,892,178
		6,776,786
Textiles, Apparel & Luxury Goods - 0.1%
Arvind Ltd	110,931	377,880
Bata India Ltd	32,520	305,041
Gokaldas Exports Ltd (d)	39,079	234,425
Kalyan Jewellers India Ltd	221,832	874,927
KPR Mill Ltd	69,467	658,768
Page Industries Ltd	3,310	1,191,064
Safari Industries India Ltd	14,825	328,516
Titan Co Ltd	184,442	8,000,519
Trident Ltd/India	1,076,535	305,371
Vardhman Textiles Ltd	73,621	347,133
Vedant Fashions Ltd	60,331	319,341
		12,942,985
TOTAL CONSUMER DISCRETIONARY		114,444,251
Consumer Staples - 0.2%
Beverages - 0.0%
Radico Khaitan Ltd	42,109	1,298,760
Tilaknagar Industries Ltd	78,430	369,466
United Spirits Ltd	156,057	2,319,053
Varun Beverages Ltd	699,709	3,596,068
		7,583,347
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (b)(c)(d)	85,075	3,423,171
Medplus Health Services Ltd (d)	47,314	412,257
		3,835,428
Food Products - 0.1%
AWL Agri Business Ltd (d)	215,780	503,527
Balrampur Chini Mills Ltd	89,860	411,942
Bikaji Foods International Ltd	45,240	324,570
Britannia Industries Ltd	56,001	3,579,229
CCL Products India Ltd	41,595	440,246
LT Foods Ltd	109,779	446,328
Marico Ltd	271,720	2,162,642
Mrs Bectors Food Specialities Ltd (c)	126,720	307,879
Nestle India Ltd	343,127	4,985,959
Tata Consumer Products Ltd	316,156	3,909,627
Zydus Wellness Ltd	71,715	350,621
		17,422,570
Household Products - 0.0%
Jyothy Laboratories Ltd	147,682	400,555
Personal Care Products - 0.1%
Colgate-Palmolive India Ltd	70,848	1,633,551
Dabur India Ltd	279,310	1,543,159
Emami Ltd	114,206	602,579
Gillette India Ltd	4,816	462,172
Godrej Consumer Products Ltd	220,766	2,778,656
Hindustan Unilever Ltd	427,401	11,060,948
Honasa Consumer Ltd (d)	88,813	267,667
Kwality Wall's India Ltd (g)	403,987	177,114
		18,525,846
Tobacco - 0.0%
Godfrey Phillips India Ltd	19,599	435,075
ITC Ltd	1,570,276	5,516,876
		5,951,951
TOTAL CONSUMER STAPLES		53,719,697
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Aegis Logistics Ltd	76,563	609,956
Bharat Petroleum Corp Ltd	798,996	3,176,152
Chennai Petroleum Corp Ltd	28,772	271,751
Coal India Ltd	966,191	4,644,237
Great Eastern Shipping Co Ltd/The	56,585	742,009
Hindustan Petroleum Corp Ltd	510,725	2,378,341
Indian Oil Corp Ltd	1,478,312	2,631,793
Oil & Natural Gas Corp Ltd	1,600,357	4,694,222
Oil India Ltd	265,702	1,477,974
Petronet LNG Ltd	391,790	1,238,043
Reliance Industries Ltd	3,157,561	48,051,788
TOTAL ENERGY		69,916,266
Financials - 1.3%
Banks - 0.8%
AU Small Finance Bank Ltd (b)(c)	191,268	2,049,121
Axis Bank Ltd	1,192,978	17,829,488
Bandhan Bank Ltd (b)(c)	453,680	765,171
Bank of Baroda	551,569	1,800,988
Canara Bank	956,161	1,537,257
City Union Bank Ltd	201,464	662,985
Federal Bank Ltd	979,418	3,073,566
HDFC Bank Ltd	5,890,096	59,691,712
ICICI Bank Ltd	2,744,591	40,592,000
IDFC First Bank Ltd	1,906,114	1,737,442
IndusInd Bank Ltd (d)	313,940	3,068,048
Jammu & Kashmir Bank Ltd/The	340,467	388,796
Karnataka Bank Ltd/The	204,214	405,448
Karur Vysya Bank Ltd/The	283,854	933,034
Kotak Mahindra Bank Ltd	2,833,444	12,607,642
Punjab National Bank	1,289,830	1,761,007
RBL Bank Ltd (b)(c)	266,153	867,158
South Indian Bank Ltd/The	806,128	330,385
State Bank of India	948,942	11,147,435
Tamilnad Mercantile Bank Ltd	53,135	353,049
Ujjivan Small Finance Bank Ltd (b)(c)(d)	559,361	398,777
Union Bank of India Ltd	788,246	1,553,900
Yes Bank Ltd (d)	8,246,913	1,925,605
		165,480,014
Capital Markets - 0.1%
360 ONE WAM Ltd	116,411	1,440,061
Anand Rathi Wealth Ltd	21,907	689,363
Angel One Ltd	24,186	670,210
BSE Ltd	103,261	3,149,836
Central Depository Services India Ltd (c)	54,478	784,368
CRISIL Ltd	11,900	605,304
Edelweiss Financial Services Ltd	347,293	404,469
HDFC Asset Management Co Ltd (b)(c)	99,655	2,734,117
Indian Energy Exchange Ltd (b)(c)	262,394	362,826
JM Financial Ltd	218,050	306,645
Kfin Technologies Ltd	59,354	656,367
Motilal Oswal Financial Services Ltd	84,821	697,067
Multi Commodity Exchange of India Ltd	67,508	1,858,947
Nippon Life India Asset Management Ltd (b)(c)	85,476	818,554
Nuvama Wealth Management Ltd	42,980	630,633
Prudent Corporate Advisory Services Ltd	11,630	304,011
Tata Investment Corp Ltd	65,413	444,367
UTI Asset Management Co Ltd	31,453	333,657
		16,890,802
Consumer Finance - 0.2%
Bajaj Finance Ltd	1,455,618	14,761,123
Cholamandalam Financial Holdings Ltd	54,090	975,866
Cholamandalam Investment and Finance Co Ltd	219,684	3,909,050
CreditAccess Grameen Ltd (d)	33,556	485,440
Five-Star Business Finance Ltd	111,799	555,922
Mahindra & Mahindra Financial Services Ltd	311,822	1,277,126
Manappuram Finance Ltd	291,401	904,610
Muthoot Finance Ltd	62,581	2,613,696
Poonawalla Fincorp Ltd (d)	129,637	564,106
SBI Cards & Payment Services Ltd	154,261	1,267,732
Shriram Finance Ltd	730,591	8,127,062
Sundaram Finance Ltd	36,341	2,091,825
		37,533,558
Financial Services - 0.1%
Aadhar Housing Finance Ltd (d)	80,787	432,860
Aavas Financiers Ltd (d)	24,670	393,158
Aptus Value Housing Finance India Ltd	243,132	730,239
Bajaj Finserv Ltd	200,188	4,262,952
Bajaj Holdings & Investment Ltd	14,526	1,710,917
Can Fin Homes Ltd	51,463	523,335
Home First Finance Co India Ltd (b)(c)	40,035	514,638
IIFL Finance Ltd	134,119	773,319
Jio Financial Services Ltd	1,514,338	4,203,100
JSW Holdings Ltd/India (d)	1,963	380,316
L&T Finance Ltd	473,739	1,479,433
LIC Housing Finance Ltd	165,066	947,436
One 97 Communications Ltd (d)	201,321	2,497,466
Piramal Finance Ltd	56,587	1,075,964
PNB Housing Finance Ltd (b)(c)	101,679	911,955
Power Finance Corp Ltd	780,166	3,227,648
REC Ltd	636,146	2,526,019
Sammaan Capital Ltd (d)	315,247	518,146
		27,108,901
Insurance - 0.1%
Go Digit General Insurance Ltd (d)	157,371	557,013
HDFC Life Insurance Co Ltd (b)(c)	508,455	4,053,489
ICICI Lombard General Insurance Co Ltd (b)(c)	129,152	2,555,180
ICICI Prudential Life Insurance Co Ltd (b)(c)	215,663	1,497,862
Max Financial Services Ltd (d)	150,212	2,643,380
PB Fintech Ltd (d)	180,570	3,258,153
SBI Life Insurance Co Ltd (b)(c)	234,928	5,120,331
Star Health & Allied Insurance Co Ltd (d)	134,259	687,079
		20,372,487
TOTAL FINANCIALS		267,385,762
Health Care - 0.3%
Biotechnology - 0.0%
Biocon Ltd	296,459	1,185,914
Health Care Equipment & Supplies - 0.0%
Poly Medicure Ltd	20,992	348,188
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd	56,513	4,289,907
Aster DM Healthcare Ltd (b)(c)	122,268	736,256
Dr Lal PathLabs Ltd (b)(c)	39,538	607,769
Fortis Healthcare Ltd	263,037	2,442,646
Global Health Ltd/India	46,145	530,325
Kovai Medical Center and Hospital LTD	4,073	241,040
Krishna Institute of Medical Sciences Ltd (b)(c)(d)	139,711	919,913
Max Healthcare Institute Ltd	410,954	4,288,184
Metropolis Healthcare Ltd (b)(c)	15,089	308,218
Narayana Hrudayalaya Ltd (c)	39,295	757,625
Rainbow Children's Medicare Ltd	28,812	357,613
Vijaya Diagnostic Centre Ltd	30,740	321,400
		15,800,896
Health Care Technology - 0.0%
Inventurus Knowledge Solutions Ltd (d)	24,444	413,709
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	62,283	4,110,132
Onesource Specialty Pharma Ltd (d)	29,742	387,449
SAI Life Sciences Ltd (b)(c)(d)	76,119	693,293
Syngene International Ltd (b)(c)	99,866	515,645
		5,706,519
Pharmaceuticals - 0.2%
Acutaas Chemicals Ltd	28,501	594,457
Ajanta Pharma Ltd	23,241	705,108
Alembic Pharmaceuticals Ltd	37,302	318,613
Alkem Laboratories Ltd	25,378	1,571,352
Aurobindo Pharma Ltd	137,955	1,817,003
Cipla Ltd/India	293,116	4,232,399
Cohance Lifesciences Ltd (d)	68,487	284,796
Concord Biotech Ltd	16,483	211,255
Dr Reddy's Laboratories Ltd	281,314	3,734,169
Eris Lifesciences Ltd (b)(c)	30,114	451,740
Gland Pharma Ltd (b)(c)	22,359	450,282
GlaxoSmithKline Pharmaceuticals Ltd	24,998	654,734
Glenmark Pharmaceuticals Ltd	82,846	1,821,376
Granules India Ltd	73,082	454,780
Ipca Laboratories Ltd	75,422	1,209,792
JB Chemicals & Pharmaceuticals Ltd	44,992	917,318
Jubilant Pharmova Ltd	44,386	475,305
Laurus Labs Ltd (b)(c)	188,371	1,982,442
Lupin Ltd	129,455	3,039,356
Mankind Pharma Ltd	67,775	1,569,940
Marksans Pharma Ltd	173,476	309,988
Natco Pharma Ltd	52,696	480,387
Neuland Laboratories Ltd	4,440	641,639
Piramal Pharma Ltd	345,590	582,981
Procter & Gamble Health Ltd	4,681	270,719
Sanofi India Ltd	6,681	292,737
Strides Pharma Science Ltd	33,941	324,626
Sun Pharmaceutical Industries Ltd	493,931	8,593,454
Torrent Pharmaceuticals Ltd	60,788	2,625,789
Wockhardt Ltd (d)	40,964	617,493
Zydus Lifesciences Ltd	112,194	1,083,226
		42,319,256
TOTAL HEALTH CARE		65,774,482
Industrials - 0.5%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	1,900,316	9,305,320
Data Patterns India Ltd	14,480	421,921
Garden Reach Shipbuilders & Engineers Ltd	15,319	461,805
Hindustan Aeronautics Ltd (c)	104,420	5,260,516
Zen Technologies Ltd	24,817	383,132
		15,832,694
Air Freight & Logistics - 0.0%
Delhivery Ltd (d)	276,225	1,274,122
Building Products - 0.0%
Astral Ltd	64,262	1,034,847
Blue Star Ltd	74,203	1,470,320
Cera Sanitaryware Ltd	5,913	322,431
Kajaria Ceramics Ltd	47,655	468,993
		3,296,591
Commercial Services & Supplies - 0.0%
CMS Info Systems Ltd	125,449	431,439
Doms Industries Ltd	11,464	297,808
Indian Railway Catering & Tourism Corp Ltd	136,908	930,274
ION Exchange India Ltd	74,813	288,991
		1,948,512
Construction & Engineering - 0.2%
Afcons Infrastructure Ltd	110,154	398,358
Cemindia Projects Ltd	34,707	242,037
Engineers India Ltd	167,222	314,533
Hindustan Construction Co Ltd (d)	1,797,514	392,460
IRB Infrastructure Developers Ltd	1,043,117	472,676
IRCON International Ltd (b)(c)	250,467	447,975
Kalpataru Projects International Ltd	70,074	874,263
KEC International Ltd	75,836	551,770
Larsen & Toubro Ltd	346,993	14,880,805
NBCC India Ltd	553,267	596,506
NCC Ltd/India	267,835	427,717
PNC Infratech Ltd (c)	119,368	284,055
Power Mech Projects Ltd	10,800	244,329
Praj Industries Ltd	83,479	264,155
Rail Vikas Nigam Ltd (c)	293,353	1,098,626
Techno Electric & Engineering Co Ltd	36,883	391,983
Voltas Ltd	117,791	1,705,833
Welspun Enterprises Ltd	48,379	248,796
		23,836,877
Electrical Equipment - 0.1%
ABB India Ltd	26,909	1,637,096
Amara Raja Energy & Mobility Ltd	74,573	682,668
Bharat Heavy Electricals Ltd	560,652	1,606,248
CG Power & Industrial Solutions Ltd	376,307	2,396,908
Elecon Engineering Co Ltd	47,245	210,272
Finolex Cables Ltd	57,992	456,788
GE Vernova T&D India Ltd	68,276	2,405,304
Havells India Ltd	112,744	1,579,995
HBL Engineering Ltd	57,113	488,077
Hitachi Energy India Ltd	7,043	1,448,787
Inox Wind Ltd (d)	399,567	470,361
KEI Industries Ltd	32,740	1,435,763
Polycab India Ltd	28,983	2,216,855
RR Kabel Ltd	18,955	283,972
Schneider Electric Infrastructure Ltd (d)	27,166	205,253
Siemens Energy India Ltd	47,560	1,290,065
Suzlon Energy Ltd (d)	5,425,730	2,820,736
TD Power Systems Ltd	67,389	536,134
Triveni Turbine Ltd	77,887	426,793
V-Guard Industries Ltd	122,771	471,233
Voltamp Transformers Ltd	4,415	355,077
		23,424,385
Ground Transportation - 0.0%
Container Corp Of India Ltd	168,550	923,225
Industrial Conglomerates - 0.0%
3M India Ltd	1,595	598,208
Apar Industries Ltd	9,892	862,397
Nava Ltd	69,664	428,420
Siemens Ltd (d)	47,274	1,598,914
		3,487,939
Machinery - 0.1%
Action Construction Equipment Ltd	31,693	293,620
AIA Engineering Ltd	23,909	1,040,123
Ashok Leyland Ltd	1,529,174	3,280,184
Azad Engineering Ltd (d)	20,811	334,518
BEML Ltd	23,389	457,837
Craftsman Automation Ltd	6,755	539,036
Cummins India Ltd	72,762	3,263,395
Elgi Equipments Ltd	112,904	530,942
Force Motors Ltd	2,387	499,689
GMM Pfaudler Ltd	19,248	204,689
Grindwell Norton Ltd	28,120	473,318
Jupiter Wagons Ltd	94,873	334,612
Jyoti CNC Automation Ltd (c)(d)	45,828	403,008
Kirloskar Brothers Ltd	18,393	314,186
Kirloskar Oil Engines Ltd	42,823	548,282
Kirloskar Pneumatic Co Ltd	34,777	432,750
KSB Ltd	37,843	292,281
LMW Ltd	2,535	412,483
MTAR Technologies Ltd (c)(d)	12,805	409,382
Olectra Greentech Ltd	23,167	274,030
Shaily Engineering Plastics Ltd	12,907	269,376
Shakti Pumps India Ltd	43,060	291,813
SKF India Industrial Ltd	14,676	435,491
Tata Motors Ltd /new (d)	1,049,738	5,249,033
Thermax Limited	23,557	739,384
Timken India Ltd	24,025	770,737
Titagarh Rail System Ltd	47,593	426,133
Vesuvius India Ltd	61,922	334,515
		22,854,847
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (b)(c)	99,574	4,991,514
Professional Services - 0.0%
BLS International Services Ltd	71,871	201,792
Computer Age Management Services Ltd	128,890	977,000
eClerx Services Ltd	12,277	622,754
Firstsource Solutions Ltd	179,819	627,251
International Gemmological Institute India Ltd	82,663	280,279
Sagility Ltd (c)	968,097	527,156
		3,236,232
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	82,171	1,810,569
Adani Enterprises Ltd	9,685	165,870
IndiaMart InterMesh Ltd (b)(c)	18,049	433,421
		2,409,860
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	273,559	4,235,818
GMR Airports Ltd (d)	1,433,039	1,467,359
Gujarat Pipavav Port Ltd	188,036	342,547
		6,045,724
TOTAL INDUSTRIALS		113,562,522
Information Technology - 0.4%
Communications Equipment - 0.0%
Astra Microwave Products Ltd	38,004	407,254
Tejas Networks Ltd (b)(c)	50,898	189,173
		596,427
Electronic Equipment, Instruments & Components - 0.0%
Honeywell Automation India Ltd	1,405	511,395
Kaynes Technology India Ltd (d)	15,770	597,717
PG Electroplast Ltd	83,077	496,230
Redington Ltd	299,254	885,909
Syrma SGS Technology Ltd	44,865	372,349
		2,863,600
IT Services - 0.4%
Coforge Ltd	169,039	3,048,800
Cyient Ltd	53,546	664,609
Happiest Minds Technologies Ltd	69,592	313,754
HCL Technologies Ltd	493,317	9,122,389
Hexaware Technologies Ltd	86,441	657,589
Infosys Ltd	1,729,515	30,952,235
LTIMindtree Ltd (b)(c)	38,537	2,510,953
Mastek Ltd	10,133	226,665
Mphasis Ltd	63,406	1,907,836
Persistent Systems Ltd	56,754	3,735,363
Sonata Software Ltd	101,537	351,361
Tata Consultancy Services Ltd	466,957	15,908,641
Tata Technologies Ltd	107,299	755,881
Tech Mahindra Ltd	278,490	5,294,086
Wipro Ltd	1,370,342	3,540,406
Zensar Technologies Ltd	64,457	457,063
		79,447,631
Semiconductors & Semiconductor Equipment - 0.0%
WAAREE Energies Ltd	44,687	1,358,486
Software - 0.0%
Birlasoft Ltd	110,699	504,697
BlackBuck Ltd (d)	55,829	340,993
Intellect Design Arena Ltd	46,341	461,773
KPIT Technologies Ltd	84,448	959,565
Newgen Software Technologies Ltd	46,114	292,695
Oracle Financial Services Software Ltd	11,562	978,484
Tanla Platforms Ltd	52,083	290,395
Tata Elxsi Ltd	19,660	1,141,405
		4,970,007
Technology Hardware, Storage & Peripherals - 0.0%
Netweb Technologies India Ltd	9,307	319,189
TOTAL INFORMATION TECHNOLOGY		89,555,340
Materials - 0.4%
Chemicals - 0.1%
Aarti Industries Ltd	107,990	438,054
Asian Paints Ltd	199,820	5,291,763
Atul Ltd	8,364	566,682
BASF India Ltd	8,866	352,584
Bayer CropScience Ltd/India	8,550	416,674
Carborundum Universal Ltd	68,795	591,398
Castrol India Ltd	253,080	508,263
Chambal Fertilisers and Chemicals Ltd	105,744	508,919
Coromandel International Ltd	62,278	1,550,328
Deepak Fertilisers & Petrochemicals Corp Ltd	35,543	409,256
Deepak Nitrite Ltd	31,331	561,227
Eid Parry (India) Ltd (d)	60,841	612,497
Fine Organic Industries Ltd	5,279	244,294
Finolex Industries Ltd	192,685	370,749
GHCL Ltd	46,150	267,104
Gujarat Fluorochemicals Ltd	19,017	633,285
Gujarat Narmada Valley Fertilizers & Chemicals Ltd	68,252	347,460
Gujarat State Fertilizers & Chemicals Ltd	150,440	302,688
Himadri Speciality Chemical Ltd	98,077	492,824
Jubilant Ingrevia Ltd	54,030	374,316
Kansai Nerolac Paints Ltd	127,745	320,693
Navin Fluorine International Ltd	17,885	1,189,616
Paradeep Phosphates Ltd (b)(c)	248,190	376,207
PCBL CHEMICAL Ltd	105,557	306,216
PI Industries Ltd	39,774	1,386,065
Pidilite Industries Ltd	161,451	2,519,822
Solar Industries India Ltd	14,712	2,162,822
SRF Ltd	77,936	2,393,735
Sudarshan Chemical Industries Ltd	24,958	245,704
Sumitomo Chemical India Ltd	71,709	320,365
Supreme Industries Ltd	34,520	1,322,726
Supreme Petrochem Ltd	40,156	249,623
Tata Chemicals Ltd	82,967	674,683
UPL Ltd	273,253	2,097,808
Vinati Organics Ltd	15,985	266,132
		30,672,582
Construction Materials - 0.1%
ACC Ltd	39,201	699,807
Ambuja Cements Ltd	351,667	1,956,539
Birla Corp Ltd	23,151	266,570
Grasim Industries Ltd	139,769	4,296,997
JK Cement Ltd	18,432	1,110,314
JK Lakshmi Cement Ltd	47,221	399,680
Nuvoco Vistas Corp Ltd (d)	83,139	315,305
Ramco Cements Ltd/The	66,362	811,305
Shree Cement Ltd	4,636	1,364,347
UltraTech Cement Ltd	61,253	8,479,787
		19,700,651
Containers & Packaging - 0.0%
Time Technoplast Ltd	183,074	359,324
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	97,340	2,171,663
Godawari Power and Ispat Ltd	150,311	407,358
Gravita India Ltd	19,523	341,600
Hindalco Industries Ltd	704,243	7,393,115
Hindustan Copper Ltd	160,298	1,199,080
Jindal Saw Ltd	181,526	347,971
Jindal Stainless Ltd	173,656	1,557,798
Jindal Steel Ltd	187,584	2,315,801
JSW Steel Ltd	316,996	4,198,311
Maharashtra Seamless Ltd	42,227	239,517
National Aluminium Co Ltd	455,659	1,915,434
NMDC Ltd	1,754,697	1,554,071
PTC Industries Ltd (d)	2,916	574,270
Ramkrishna Forgings Ltd	55,771	310,866
Ratnamani Metals & Tubes Ltd	16,082	388,782
Sarda Energy & Minerals Ltd	56,105	299,695
Tata Steel Ltd	3,914,513	8,244,922
Usha Martin Ltd	96,068	428,772
Vedanta Ltd	719,557	5,348,377
Welspun Corp Ltd	55,919	444,728
		39,682,131
Paper & Forest Products - 0.0%
Century Plyboards India Ltd	38,674	339,020
TOTAL MATERIALS		90,753,708
Real Estate - 0.1%
Office REITs - 0.0%
Brookfield India Real Estate Trust (b)(c)	276,226	1,063,163
Embassy Office Parks REIT	448,482	2,123,997
Mindspace Business Parks REIT (b)(c)	124,092	674,634
		3,861,794
Real Estate Management & Development - 0.1%
Aditya Birla Real Estate Ltd	33,554	463,419
Anant Raj Ltd	73,686	405,259
Brigade Enterprises Ltd	79,033	648,380
DLF Ltd	396,061	2,746,045
Godrej Properties Ltd (d)	80,857	1,390,443
Lodha Developers Ltd (b)(c)	163,752	1,734,956
Mahindra Lifespace Developers Ltd	82,419	330,102
Oberoi Realty Ltd	72,266	1,175,010
Phoenix Mills Ltd/The	102,571	1,868,884
Prestige Estates Projects Ltd	93,577	1,491,513
Sobha Ltd	27,541	435,579
		12,689,590
Retail REITs - 0.0%
Nexus Select Trust	438,020	737,374
TOTAL REAL ESTATE		17,288,758
Utilities - 0.2%
Electric Utilities - 0.1%
CESC Ltd	312,695	512,076
Power Grid Corp of India Ltd	2,423,943	6,780,612
SJVN Ltd	582,744	460,760
Tata Power Co Ltd/The	858,385	3,429,084
Torrent Power Ltd	93,713	1,418,153
		12,600,685
Gas Utilities - 0.0%
GAIL India Ltd	1,184,949	2,161,867
Gujarat Gas Ltd	86,419	400,880
Gujarat State Petronet Ltd	167,531	556,524
Indraprastha Gas Ltd	308,819	599,121
Mahanagar Gas Ltd (c)	29,224	335,540
Swan Corp Ltd	62,950	289,472
		4,343,404
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (d)	1,487,861	2,196,726
Jaiprakash Power Ventures Ltd (d)	1,975,503	327,261
JSW Energy Ltd	240,313	1,205,051
KPI Green Energy Ltd (b)(c)	54,394	234,764
NHPC Ltd	1,585,231	1,351,943
NLC India Ltd	212,682	600,976
NTPC Ltd	2,267,323	8,802,834
PTC India Ltd	199,965	375,989
Reliance Power Ltd (d)	1,335,292	411,390
		15,506,934
Water Utilities - 0.0%
VA Tech Wabag Ltd	25,414	298,696
TOTAL UTILITIES		32,749,719
TOTAL INDIA		955,545,117
INDONESIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Dayamitra Telekomunikasi PT	9,942,100	329,371
Sarana Menara Nusantara Tbk PT	11,286,092	351,646
Telkom Indonesia Persero Tbk PT	26,203,662	5,601,306
		6,282,323
Entertainment - 0.0%
MD Entertainment Tbk PT (d)(g)	1,635,400	1,412,767
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	6,250,300	365,095
Solusi Sinergi Digital Tbk PT	1,431,300	213,371
		578,466
Wireless Telecommunication Services - 0.0%
XLSMART Telecom Sejahtera Tbk PT	2,990,113	589,068
TOTAL COMMUNICATION SERVICES		8,862,624
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Bukalapak.com PT Tbk (d)	31,103,912	269,089
GoTo Gojek Tokopedia Tbk PT Class A (d)	477,503,692	1,835,770
Mitra Adiperkasa Tbk PT	5,554,248	392,690
TOTAL CONSUMER DISCRETIONARY		2,497,549
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	10,199,651	1,061,312
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	4,088,982	1,080,661
First Pacific Co Ltd	1,336,620	1,043,686
First Resources Ltd	336,700	566,416
Golden Agri-Resources Ltd	3,432,798	782,573
Indofood Sukses Makmur Tbk PT	2,435,986	989,233
Inti Agri Resources Tbk PT (d)(g)	1,180,800	3,517
Japfa Comfeed Indonesia Tbk PT	3,068,535	507,032
		4,973,118
TOTAL CONSUMER STAPLES		6,034,430
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adaro Andalan Indonesia PT	1,057,900	480,367
AKR Corporindo Tbk PT	4,395,248	331,136
Alamtri Resources Indonesia Tbk PT	5,030,054	661,053
Bukit Asam Tbk PT	2,578,731	381,860
Bumi Resources Tbk PT (d)	59,143,805	912,012
Dian Swastatika Sentosa Tbk PT (d)	525,300	3,122,955
Energi Mega Persada Tbk PT (d)	7,907,200	617,423
Indo Tambangraya Megah Tbk PT	211,629	277,180
Medco Energi Internasional Tbk PT	4,321,931	393,680
Petrindo Jaya Kreasi Tbk PT	11,778,300	1,273,610
Sugih Energy Tbk PT (d)(g)	40,500	120
United Tractors Tbk PT	826,946	1,288,264
TOTAL ENERGY		9,739,660
Financials - 0.2%
Banks - 0.2%
Bank Aladin Syariah Tbk PT (d)	5,131,563	198,837
Bank Central Asia Tbk PT	29,085,245	12,851,300
Bank Jago Tbk PT (d)	3,090,917	313,504
Bank Mandiri Persero Tbk PT	19,895,322	5,724,805
Bank Negara Indonesia Persero Tbk PT	7,895,786	2,119,269
Bank Rakyat Indonesia Persero Tbk PT	35,854,179	8,139,042
		29,346,757
Capital Markets - 0.0%
Pacific Strategic Financial Tbk PT (d)	5,090,071	462,363
Pool Advista Indonesia Tbk PT (d)(g)	184,900	550
		462,913
TOTAL FINANCIALS		29,809,670
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Medikaloka Hermina Tbk PT (c)	5,085,094	401,564
Mitra Keluarga Karyasehat Tbk PT (c)	3,110,098	436,581
		838,145
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	10,802,456	736,802
TOTAL HEALTH CARE		1,574,947
Industrials - 0.0%
Construction & Engineering - 0.0%
Wijaya Karya Persero Tbk PT (d)(g)	10,440,800	126,894
Industrial Conglomerates - 0.0%
Astra International Tbk PT	10,624,647	4,028,562
Jardine Matheson Holdings Ltd (Singapore)	84,715	6,164,711
		10,193,273
Transportation Infrastructure - 0.0%
Jasa Marga Persero Tbk PT	1,221,942	259,655
TOTAL INDUSTRIALS		10,579,822
Materials - 0.2%
Chemicals - 0.1%
Barito Pacific Tbk PT (d)	12,193,876	1,569,111
Chandra Asri Pacific Tbk PT	4,546,201	1,754,122
		3,323,233
Construction Materials - 0.0%
Semen Indonesia Persero Tbk PT	2,227,369	326,574
Metals & Mining - 0.1%
Amman Mineral Internasional PT (d)	7,550,119	3,394,617
Aneka Tambang Tbk	4,296,941	1,057,839
Bumi Resources Minerals Tbk PT (d)	29,595,301	1,877,864
Merdeka Copper Gold Tbk PT (d)	5,406,002	1,020,220
Nickel Industries Ltd	1,228,186	782,551
Petrosea Tbk PT	1,608,700	681,223
Vale Indonesia Tbk PT	1,207,100	465,399
		9,279,713
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	1,320,828	719,251
Pabrik Kertas Tjiwi Kimia Tbk PT	798,368	350,111
		1,069,362
TOTAL MATERIALS		13,998,882
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ciputra Development Tbk PT	5,984,167	296,659
Hanson International Tbk PT (d)(g)	3,268,900	0
MNC Tourism Indonesia Tbk PT (d)	34,720,100	382,945
TOTAL REAL ESTATE		679,604
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	5,884,676	744,970
Independent Power and Renewable Electricity Producers - 0.0%
Barito Renewables Energy Tbk PT (d)	4,249,500	2,149,944
TOTAL UTILITIES		2,894,914
TOTAL INDONESIA		86,672,102
IRAQ - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
United Energy Group Ltd	5,792,000	474,505
IRELAND - 0.3%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC (Ireland)	359,251	890,002
Glenveagh Properties PLC (b)(c)(d)	319,002	740,376
TOTAL CONSUMER DISCRETIONARY		1,630,378
Consumer Staples - 0.1%
Beverages - 0.0%
C&C Group PLC	244,429	364,566
Food Products - 0.1%
Glanbia PLC	107,693	2,071,823
Greencore Group PLC (e)	313,890	1,243,435
Kerry Group PLC Class A	82,968	7,356,290
		10,671,548
TOTAL CONSUMER STAPLES		11,036,114
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	1,101,971	12,343,792
Bank of Ireland Group PLC	491,550	9,989,685
TOTAL FINANCIALS		22,333,477
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Uniphar PLC	120,762	547,531
Pharmaceuticals - 0.0%
COSMO Pharmaceuticals NV	4,415	661,350
TOTAL HEALTH CARE		1,208,881
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	79,165	6,897,110
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	91,716	13,175,921
TOTAL INDUSTRIALS		20,073,031
Real Estate - 0.0%
Residential REITs - 0.0%
Irish Residential Properties Reit PLC	269,004	322,052
TOTAL IRELAND		56,603,933
ISRAEL - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	1,446,743	3,726,017
Wireless Telecommunication Services - 0.0%
Cellcom Israel Ltd	67,819	809,544
Partner Communications Co Ltd	83,130	1,012,960
		1,822,504
TOTAL COMMUNICATION SERVICES		5,548,521
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (d)	57,483	2,101,004
Hotels, Restaurants & Leisure - 0.0%
Fattal Holdings 1998 Ltd (d)	4,342	895,814
Isrotel Ltd	10,855	605,847
		1,501,661
Specialty Retail - 0.0%
Fox Wizel Ltd	5,087	513,681
Textiles, Apparel & Luxury Goods - 0.0%
Delta Galil Ltd	7,480	407,344
TOTAL CONSUMER DISCRETIONARY		4,523,690
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	5,585	636,581
Shufersal Ltd	108,749	1,404,775
		2,041,356
Food Products - 0.0%
Strauss Group Ltd	31,036	1,172,492
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (d)(e)	22,040	723,794
TOTAL CONSUMER STAPLES		3,937,642
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	5,029	1,414,931
Energean PLC	73,698	854,658
Equital Ltd (d)	13,493	633,372
Oil Refineries Ltd	1,354,525	445,733
Paz Retail And Energy Ltd	5,613	1,372,624
TOTAL ENERGY		4,721,318
Financials - 0.4%
Banks - 0.3%
Bank Hapoalim BM	651,473	16,156,253
Bank Leumi Le-Israel BM	775,405	18,694,375
FIBI Holdings Ltd	9,832	876,098
First International Bank of Israel Ltd	30,089	2,564,649
Israel Discount Bank Ltd Class A	643,833	7,612,627
Mizrahi Tefahot Bank Ltd	82,151	6,450,907
		52,354,909
Capital Markets - 0.0%
Etoro Group Ltd Class A	7,106	208,916
Meitav Investment House Ltd	19,161	746,745
Plus500 Ltd	36,312	2,083,895
Tel Aviv Stock Exchange Ltd	49,086	1,895,567
		4,935,123
Consumer Finance - 0.0%
Isracard Ltd	122,624	583,123
Insurance - 0.1%
Clal Insurance Enterprises Holdings Ltd	37,686	2,756,252
Harel Insurance Investments & Financial Services Ltd	59,198	2,725,325
Menora Mivtachim Holdings Ltd	11,664	1,503,321
Migdal Insurance & Financial Holdings Ltd (d)	311,193	1,676,616
Phoenix Financial Ltd	120,088	5,850,108
		14,511,622
TOTAL FINANCIALS		72,384,777
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (d)	596,687	20,335,093
Industrials - 0.1%
Aerospace & Defense - 0.1%
Aryt Industries Ltd	28,621	566,944
Bet Shemesh Engines Holdings 1997 Ltd (d)	3,990	1,009,198
Elbit Systems Ltd	14,521	10,297,020
		11,873,162
Building Products - 0.0%
Inrom Construction Industries Ltd	67,660	440,931
Construction & Engineering - 0.0%
Ashtrom Group Ltd	29,117	645,436
Electra Ltd/Israel	25,085	870,791
Shapir Engineering and Industry Ltd	93,236	899,378
Shikun & Binui Ltd (d)	198,479	1,160,273
		3,575,878
Machinery - 0.0%
Kornit Digital Ltd (d)	24,544	317,845
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd (e)	64,221	1,414,789
Passenger Airlines - 0.0%
El Al Israel Airlines	162,031	917,408
Professional Services - 0.0%
Danel Adir Yeoshua Ltd	3,485	531,916
Hilan Ltd	9,332	745,440
		1,277,356
TOTAL INDUSTRIALS		19,817,369
Information Technology - 0.2%
Communications Equipment - 0.0%
Ituran Location and Control Ltd	8,452	377,213
Electronic Equipment, Instruments & Components - 0.0%
Nayax Ltd (d)	8,769	493,100
Next Vision Stabilized Systems Ltd	37,721	3,394,056
		3,887,156
IT Services - 0.0%
Formula Systems 1985 Ltd	5,601	893,551
Matrix IT Ltd	19,665	883,122
One Software Technologies Ltd	27,466	791,287
Wix.com Ltd (d)	28,911	2,510,631
		5,078,591
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (Israel) (d)	15,407	2,376,922
Nova Ltd (Israel) (d)	15,222	7,562,751
Tower Semiconductor Ltd (d)	58,455	7,947,006
		17,886,679
Software - 0.1%
Cellebrite DI Ltd (d)	61,457	904,032
Check Point Software Technologies Ltd (d)	44,867	8,054,075
Magic Software Enterprises Ltd (Israel)	18,328	477,764
Nice Ltd (d)	31,955	3,413,386
Radware Ltd (d)	19,471	470,225
		13,319,482
TOTAL INFORMATION TECHNOLOGY		40,549,121
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	401,553	2,186,768
Israel Corp Ltd Class A1	2,108	631,382
Turpaz Industries Ltd (d)	31,841	802,895
TOTAL MATERIALS		3,621,045
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	111,072	976,827
Sella Capital Real Estate Ltd	146,114	523,713
		1,500,540
Real Estate Management & Development - 0.1%
Airport City Ltd (d)	36,849	688,441
Alony Hetz Properties & Investments Ltd	82,505	1,091,585
Amot Investments Ltd	132,011	1,025,969
Aura Investments Ltd	88,414	624,673
Azrieli Group Ltd	22,326	3,007,148
Big Shopping Centers Ltd	8,766	2,114,824
Blue Square Real Estate Ltd	4,089	597,061
Israel Canada T.R Ltd	105,682	597,341
Mega Or Holdings Ltd	13,357	1,457,370
Melisron Ltd	12,873	1,694,444
Mivne Real Estate KD Ltd	317,643	1,487,967
Summit Real Estate Holdings Ltd	24,966	508,719
YH Dimri Construction & Development Ltd	5,431	693,845
		15,589,387
TOTAL REAL ESTATE		17,089,927
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Doral Group Renewable Energy Resources Ltd (d)	58,102	816,332
Energix-Renewable Energies Ltd	155,929	994,537
Enlight Renewable Energy Ltd (d)	69,163	3,929,348
Meshek Energy Renewable Energies Ltd (d)	185,675	643,946
OPC Energy Ltd (d)	89,235	2,436,966
OY Nofar Energy Ltd (d)	15,140	758,551
TOTAL UTILITIES		9,579,680
TOTAL ISRAEL		202,108,183
ITALY - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (b)(c)	146,549	1,292,416
RAI Way SpA (b)(c)	59,502	402,730
Telecom Italia SpA/Milano (d)	5,991,042	4,047,846
		5,742,992
Media - 0.0%
MFE-MediaForEurope NV Class A	123,188	459,382
MFE-MediaForEurope NV Class A (Germany)	93,172	347,448
		806,830
TOTAL COMMUNICATION SERVICES		6,549,822
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Brembo NV	84,446	1,014,994
Pirelli & C SpA (b)(c)	214,253	1,611,661
		2,626,655
Automobiles - 0.2%
Ferrari NV (Italy)	65,563	21,822,401
Piaggio & C SpA (e)	118,273	244,500
		22,066,901
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	133,827	3,286,852
Household Durables - 0.0%
De' Longhi SpA	37,090	1,635,484
Leisure Products - 0.0%
Ferretti SpA (e)	89,651	381,714
Sanlorenzo SpA/Ameglia (e)	8,478	324,093
Technogym SpA (b)(c)	62,345	1,299,173
		2,004,980
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	18,067	1,726,107
Moncler SpA	122,317	7,105,884
OVS SpA (b)(c)	114,112	644,121
		9,476,112
TOTAL CONSUMER DISCRETIONARY		41,096,984
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	112,146	6,061,473
Davide Campari-Milano NV	327,840	2,325,413
		8,386,886
Food Products - 0.0%
NewPrinces SpA (d)	11,321	263,824
Personal Care Products - 0.0%
Intercos SpA	32,058	482,599
TOTAL CONSUMER STAPLES		9,133,309
Energy - 0.1%
Energy Equipment & Services - 0.0%
Saipem SpA	694,078	2,557,853
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	1,055,238	21,568,150
TOTAL ENERGY		24,126,003
Financials - 1.0%
Banks - 0.8%
AMCO - Asset Management Co SpA Class B (d)(g)	141	0
Banca Monte dei Paschi di Siena SpA	1,030,529	10,668,909
Banca Popolare di Sondrio SPA	53,203	1,085,650
Banco BPM SpA	592,920	8,869,560
BPER Banca SPA	764,062	10,736,847
Credito Emiliano SpA	44,083	809,934
FinecoBank Banca Fineco SpA	321,183	8,508,964
Intesa Sanpaolo SpA	7,377,221	52,226,238
UniCredit SpA	727,787	63,423,769
		156,329,871
Capital Markets - 0.0%
Azimut Holding SpA	59,988	2,525,713
Banca Generali SpA	32,126	2,161,071
Tamburi Investment Partners SpA	57,752	654,442
		5,341,226
Financial Services - 0.1%
Banca IFIS SpA	17,430	566,928
Banca Mediolanum SpA	117,296	2,747,367
BFF Bank SpA (b)(c)(d)	100,663	963,516
Nexi SpA (b)(c)	278,642	1,190,689
Poste Italiane SpA (b)(c)	233,121	6,134,527
		11,603,027
Insurance - 0.1%
Generali	440,552	17,958,744
Unipol Assicurazioni SpA	189,017	4,206,563
		22,165,307
TOTAL FINANCIALS		195,439,431
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	12,103	1,035,515
El.En. SpA	33,589	549,443
		1,584,958
Health Care Providers & Services - 0.0%
Amplifon SpA	64,600	1,040,635
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	60,568	3,326,948
TOTAL HEALTH CARE		5,952,541
Industrials - 0.3%
Aerospace & Defense - 0.1%
Avio SpA (c)	15,246	626,189
Leonardo SpA	211,079	14,105,701
		14,731,890
Building Products - 0.0%
Carel Industries SpA (b)(c)	28,208	702,163
Construction & Engineering - 0.0%
Maire SpA	81,936	1,427,706
Webuild SpA	226,407	936,617
Webuild SpA warrants 8/2/2030 (d)	276	1,141
		2,365,464
Electrical Equipment - 0.1%
Cembre SpA	3,585	295,764
Prysmian SpA	146,912	17,492,579
		17,788,343
Machinery - 0.0%
Fincantieri SpA (d)	50,276	953,514
Interpump Group SpA	40,675	2,356,706
Iveco Group NV	98,862	2,211,301
		5,521,521
Passenger Airlines - 0.1%
Ryanair Holdings PLC	436,099	14,800,916
Transportation Infrastructure - 0.0%
Enav Spa (b)(c)	163,819	945,670
TOTAL INDUSTRIALS		56,855,967
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Sesa SpA	4,465	473,422
IT Services - 0.0%
Reply SpA	12,970	1,697,288
Semiconductors & Semiconductor Equipment - 0.0%
Technoprobe SpA (d)	69,331	1,284,497
TOTAL INFORMATION TECHNOLOGY		3,455,207
Materials - 0.0%
Chemicals - 0.0%
SOL SpA	20,412	1,098,470
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	4,197,119	46,372,129
Terna - Rete Elettrica Nazionale	728,050	7,875,684
		54,247,813
Gas Utilities - 0.0%
Italgas SpA	315,252	3,777,945
Snam SpA	1,029,805	7,077,499
		10,855,444
Independent Power and Renewable Electricity Producers - 0.0%
ERG SpA	29,429	782,091
Multi-Utilities - 0.0%
A2A SpA	824,621	2,483,738
ACEA SpA	29,607	824,724
Hera SpA	436,970	2,157,832
Iren SpA	333,165	1,065,486
		6,531,780
TOTAL UTILITIES		72,417,128
TOTAL ITALY		416,124,862
JAPAN - 14.5%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	62,354	1,004,449
NTT Inc	15,300,057	15,374,722
U-Next Holdings Co Ltd (e)	36,319	436,973
		16,816,144
Entertainment - 0.3%
Anycolor Inc (e)	15,700	446,876
Capcom Co Ltd	181,792	4,633,682
Daiichikosho Co Ltd	50,902	549,772
DeNA Co Ltd	42,998	703,205
GungHo Online Entertainment Inc	31,242	529,919
Koei Tecmo Holdings Co Ltd	55,745	619,009
Konami Group Corp	52,369	7,603,589
MIXI Inc	20,797	365,116
Nexon Co Ltd	193,683	4,609,295
Nintendo Co Ltd	574,084	35,550,472
Shochiku Co Ltd	5,199	397,752
Square Enix Holdings Co Ltd	125,075	2,161,092
Toei Animation Co Ltd	41,233	683,398
Toei Co Ltd	15,339	557,025
Toho Co Ltd/Tokyo	54,459	2,771,863
		62,182,065
Interactive Media & Services - 0.0%
Kakaku.com Inc	67,965	926,636
LY Corp	1,427,746	3,655,632
		4,582,268
Media - 0.0%
CyberAgent Inc	228,079	2,064,001
Dentsu Group Inc (d)(e)	103,229	1,996,077
Fuji Media Holdings Inc	23,760	598,145
Hakuhodo DY Holdings Inc	109,470	816,993
Kadokawa Corp	44,070	930,607
Nippon Television Holdings Inc	27,516	660,341
SKY Perfect JSAT Holdings Inc	87,990	1,268,452
TBS Holdings Inc	16,685	645,794
		8,980,410
Wireless Telecommunication Services - 0.5%
KDDI Corp	1,515,628	25,589,827
Okinawa Cellular Telephone Co	21,868	457,820
SoftBank Corp	14,789,740	20,103,089
SoftBank Group Corp	1,988,480	54,300,194
		100,450,930
TOTAL COMMUNICATION SERVICES		193,011,817
Consumer Discretionary - 2.3%
Automobile Components - 0.3%
Aisin Corp	256,907	4,587,506
Bridgestone Corp	587,310	13,222,849
Denso Corp	904,847	12,554,539
Exedy Corp	14,671	540,351
FCC Co Ltd	22,360	543,251
GS Yuasa Corp	42,760	991,084
JTEKT Corp	117,621	1,382,860
Koito Manufacturing Co Ltd	94,422	1,473,742
KYB Corp	17,068	484,159
Musashi Seimitsu Industry Co Ltd	26,509	465,055
NHK Spring Co Ltd	90,140	1,634,355
Nifco Inc/Japan	39,412	1,223,412
Niterra Co Ltd	76,861	3,352,860
NOK Corp	47,555	922,769
Pacific Industrial Co Ltd (e)	20,800	404,549
Seiren Co Ltd	27,087	553,082
Shoei Co Ltd	31,663	363,155
Stanley Electric Co Ltd	52,812	1,039,109
Sumitomo Electric Industries Ltd	372,393	16,179,702
Sumitomo Rubber Industries Ltd	100,578	1,618,243
Tokai Rika Co Ltd	31,132	629,640
Topre Corp	24,464	397,248
Toyo Tire Corp	64,910	1,743,544
Toyoda Gosei Co Ltd	53,464	1,447,839
Toyota Boshoku Corp	44,888	751,807
TS Tech Co Ltd	52,582	645,043
Yokohama Rubber Co Ltd/The	65,679	2,584,551
		71,736,304
Automobiles - 0.8%
Honda Motor Co Ltd	1,915,116	19,261,351
Isuzu Motors Ltd	279,164	4,482,570
Mazda Motor Corp	314,357	2,410,084
Mitsubishi Motors Corp	339,547	832,851
Nissan Motor Co Ltd (d)	1,160,251	2,827,954
Nissan Shatai Co Ltd	41,661	267,313
Subaru Corp	305,028	6,548,394
Suzuki Motor Corp	814,311	11,083,911
Toyota Motor Corp	4,922,685	111,575,153
Yamaha Motor Co Ltd	485,134	3,647,282
		162,936,863
Broadline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd	170,237	2,723,066
Izumi Co Ltd	20,459	404,527
J Front Retailing Co Ltd	125,446	1,826,651
Mercari Inc (d)	61,634	1,365,219
Pan Pacific International Holdings Corp	998,615	5,912,343
Rakuten Group Inc (d)	800,910	4,787,036
Ryohin Keikaku Co Ltd	264,134	5,258,444
Seria Co Ltd	27,940	666,184
Takashimaya Co Ltd	137,146	1,710,337
		24,653,807
Distributors - 0.0%
Arata Corp	17,903	356,301
Happinet Corp	16,800	300,046
PALTAC Corp	16,201	506,046
		1,162,393
Hotels, Restaurants & Leisure - 0.1%
Atom Corp (d)(e)	81,472	318,497
Colowide Co Ltd (e)	50,634	578,286
Create Restaurants Holdings Inc (e)	135,338	648,006
Doutor Nichires Holdings Co Ltd	16,899	307,930
Food & Life Cos Ltd	57,243	3,133,274
Fujita Kanko Inc (e)	26,700	429,243
GENDA INC (d)(e)	58,200	251,963
Heiwa Corp	27,243	356,469
Hiday Hidaka Corp	15,231	306,077
HIS Co Ltd	34,434	286,134
Ichibanya Co Ltd (e)	44,582	258,400
KOMEDA Holdings Co Ltd	28,378	520,031
Kura Sushi Inc	13,573	298,631
Kyoritsu Maintenance Co Ltd	43,159	784,341
McDonald's Holdings Co Japan Ltd (e)	44,186	1,915,793
Metaplanet Inc (d)(e)	257,100	720,996
Monogatari Corp/The	19,101	512,824
MOS Food Services Inc	19,972	543,952
Ohsho Food Service Corp	19,816	403,337
Oriental Land Co Ltd/Japan	560,323	9,809,244
Resorttrust Inc	89,198	1,037,454
Round One Corp	89,221	626,669
Royal Holdings Co Ltd (e)	47,172	404,175
Saizeriya Co Ltd	17,261	699,318
Skylark Holdings Co Ltd	119,265	2,426,761
Tokyotokeiba Co Ltd	9,006	311,916
Toridoll Holdings Corp (e)	26,960	727,829
Yoshinoya Holdings Co Ltd (e)	33,953	670,460
Zensho Holdings Co Ltd	50,204	2,717,491
		32,005,501
Household Durables - 0.5%
Casio Computer Co Ltd	120,772	1,176,817
Haseko Corp	129,538	2,649,184
Iida Group Holdings Co Ltd	86,103	1,418,174
JVCKenwood Corp	78,999	638,587
Nagawa Co Ltd (e)	7,761	308,414
Nikon Corp	133,454	1,673,349
Open House Group Co Ltd	38,160	2,242,356
Panasonic Holdings Corp	1,215,079	16,659,581
Rinnai Corp	59,059	1,548,982
Sangetsu Corp	29,105	593,346
Sekisui House Ltd	307,664	6,834,769
Sharp Corp/Japan (d)	138,255	626,864
Sony Group Corp	3,196,615	70,478,678
Sumitomo Forestry Co Ltd	242,249	2,621,129
Tamron Co Ltd	85,384	567,167
		110,037,397
Leisure Products - 0.1%
Bandai Namco Holdings Inc	303,355	7,860,258
Mizuno Corp	28,090	579,914
Noritsu Koki Co Ltd	33,991	482,761
Sankyo Co Ltd	96,217	1,501,759
Sega Sammy Holdings Inc	83,530	1,306,438
Shimano Inc	39,059	4,452,241
Tomy Co Ltd	47,188	830,882
Yamaha Corp	221,356	1,599,811
Yonex Co Ltd	29,929	629,484
		19,243,548
Specialty Retail - 0.3%
ABC-Mart Inc	55,067	881,193
and ST HD Co Ltd	15,396	276,662
Aoyama Trading Co Ltd	25,000	423,721
ARCLANDS CORP	40,332	498,808
Autobacs Seven Co Ltd	37,616	400,077
Bic Camera Inc	53,081	589,084
DCM Holdings Co Ltd	54,613	575,561
EDION Corp	46,536	636,577
Fast Retailing Co Ltd	99,294	37,726,074
JINS Holdings Inc	6,300	210,868
Joyful Honda Co Ltd	34,862	479,139
K's Holdings Corp	93,136	968,010
Kohnan Shoji Co Ltd	11,049	277,724
Komeri Co Ltd	18,454	393,501
Nextage Co Ltd	22,331	472,564
Nishimatsuya Chain Co Ltd	36,451	504,039
Nitori Holdings Co Ltd	208,380	3,562,043
Nojima Corp	101,965	710,909
PAL GROUP Holdings Co Ltd	51,468	554,721
Sanrio Co Ltd	93,845	2,883,387
Shimamura Co Ltd	23,380	1,567,379
USS Co Ltd	200,639	2,213,045
Workman Co Ltd	11,478	471,699
Yamada Holdings Co Ltd	296,634	1,039,062
Yellow Hat Ltd	36,210	394,716
ZOZO Inc	236,029	1,946,065
		60,656,628
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	363,924	8,735,963
Goldwin Inc	31,779	529,171
Gunze Ltd	20,890	606,075
Seiko Group Corp	15,329	762,686
Wacoal Holdings Corp	21,108	594,259
		11,228,154
TOTAL CONSUMER DISCRETIONARY		493,660,595
Consumer Staples - 0.7%
Beverages - 0.1%
Asahi Group Holdings Ltd	783,499	8,163,558
Coca-Cola Bottlers Japan Holdings Inc	68,087	1,509,036
Ito En Ltd	39,406	724,922
Kirin Holdings Co Ltd	398,782	6,163,651
Lifedrink Co Inc	25,100	260,958
Sapporo Holdings Ltd	168,215	1,781,496
Suntory Beverage & Food Ltd	70,223	2,211,144
Takara Holdings Inc	75,879	781,785
		21,596,550
Consumer Staples Distribution & Retail - 0.2%
Aeon Co Ltd	1,159,304	15,843,422
Ain Holdings Inc	15,042	627,398
Arcs Co Ltd	24,266	544,872
Axial Retailing Inc	38,672	290,365
Belc Co Ltd	7,279	360,281
Blue Zones Holdings Co Ltd	12,304	705,914
Cosmos Pharmaceutical Corp	21,582	968,512
Create SD Holdings Co Ltd	18,083	379,163
Fuji Co Ltd/Ehime	22,800	310,561
H2o Retailing Corp	49,797	679,577
Kato Sangyo Co Ltd	14,234	598,755
Kobe Bussan Co Ltd	79,509	1,954,845
Kusuri no Aoki Holdings Co Ltd (e)	23,916	626,026
Life Corp	25,998	429,044
MatsukiyoCocokara & Co	172,570	2,763,172
San-A Co Ltd	24,034	457,509
Seven & i Holdings Co Ltd	1,082,482	15,501,797
Sugi Holdings Co Ltd	56,107	1,290,287
Sundrug Co Ltd	40,053	1,066,286
Trial Holdings Inc	21,100	394,296
Tsuruha Holdings Inc	123,666	1,970,537
Valor Holdings Co Ltd	23,458	530,518
		48,293,137
Food Products - 0.2%
Ajinomoto Co Inc	471,676	10,728,222
Ariake Japan Co Ltd	9,697	350,887
Calbee Inc	41,810	814,803
Ezaki Glico Co Ltd	25,431	909,212
FUJI OIL CO LTD /Osaka	23,038	598,726
House Foods Group Inc	31,148	602,692
Itoham Yonekyu Holdings Inc	15,379	597,233
Kagome Co Ltd (e)	46,371	818,594
Kewpie Corp	51,886	1,453,385
Kikkoman Corp	352,114	3,163,702
Kotobuki Spirits Co Ltd	55,103	636,626
Maruha Nichiro Corp	70,407	631,689
Megmilk Snow Brand Co Ltd	25,318	548,862
MEIJI Holdings Co Ltd	132,670	3,105,863
Morinaga & Co Ltd/Japan	38,654	673,373
Morinaga Milk Industry Co Ltd	37,587	966,634
NH Foods Ltd	43,226	1,946,231
Nichirei Corp	104,368	1,289,426
Nippn Corp	28,211	480,331
Nisshin Oillio Group Ltd/The	14,829	539,463
Nisshin Seifun Group Inc	114,488	1,452,923
Nissin Foods Holdings Co Ltd (e)	104,498	2,113,458
Nissui Corp	146,870	1,228,978
Sakata Seed Corp	18,096	474,149
Toyo Suisan Kaisha Ltd	46,907	3,343,139
Yakult Honsha Co Ltd (e)	132,336	2,130,921
Yamazaki Baking Co Ltd	65,766	1,387,052
		42,986,574
Household Products - 0.0%
Earth Corp	10,728	338,976
Lion Corp	134,820	1,443,504
Pigeon Corp	60,751	632,005
Unicharm Corp	581,579	3,530,210
		5,944,695
Personal Care Products - 0.1%
Kao Corp	240,385	9,616,000
Kobayashi Pharmaceutical Co Ltd	24,546	857,587
Kose Holdings Corp	20,385	725,646
Milbon Co Ltd	20,070	329,009
Noevir Holdings Co Ltd	9,795	295,254
Pola Orbis Holdings Inc	53,771	469,576
Rohto Pharmaceutical Co Ltd	98,708	1,631,527
Shiseido Co Ltd	209,525	3,559,326
		17,483,925
Tobacco - 0.1%
Japan Tobacco Inc	623,244	22,525,095
TOTAL CONSUMER STAPLES		158,829,976
Energy - 0.1%
Energy Equipment & Services - 0.0%
Modec Inc	25,135	2,436,192
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	52,028	1,551,158
ENEOS Holdings Inc	1,411,191	11,840,472
Idemitsu Kosan Co Ltd	396,695	3,348,940
Inpex Corp	457,333	10,174,448
Itochu Enex Co Ltd	26,868	331,944
Iwatani Corp	105,464	1,246,746
Japan Petroleum Exploration Co Ltd	80,805	988,916
San-Ai Obbli Co Ltd	27,352	387,587
		29,870,211
TOTAL ENERGY		32,306,403
Financials - 2.4%
Banks - 1.6%
77 Bank Ltd/The	33,168	1,812,281
Aichi Financial Group Inc	21,671	765,963
Aozora Bank Ltd (e)	59,794	966,688
Awa Bank Ltd/The	17,028	571,047
Bank of Nagoya Ltd/The	19,723	623,194
CCI Group Inc	125,590	750,651
Chiba Bank Ltd/The	293,949	3,958,321
Chugin Financial Group Inc	81,595	1,470,197
Daishi Hokuetsu Financial Group Inc	113,624	1,348,716
Fukuoka Financial Group Inc	91,372	3,306,892
Gunma Bank Ltd/The	168,018	2,105,653
Hachijuni Nagano Bank Ltd	197,227	2,453,231
Hirogin Holdings Inc	129,096	1,457,293
Hokuhoku Financial Group Inc	56,308	1,928,356
Hyakugo Bank Ltd/The	122,085	1,106,780
Hyakujushi Bank Ltd/The	13,200	712,200
Iyogin Holdings Inc	128,517	2,384,158
Japan Post Bank Co Ltd	930,977	16,482,793
Juroku Financial Group Inc	17,770	941,548
Keiyo Bank Ltd/The	52,405	627,465
Kiyo Bank Ltd/The	36,080	878,920
Kyoto Financial Group Inc	120,878	2,911,038
Kyushu Financial Group Inc	180,077	1,344,527
Mebuki Financial Group Inc	459,858	3,457,255
Mitsubishi UFJ Financial Group Inc	5,959,618	107,930,879
Mizuho Financial Group Inc	1,294,458	56,202,701
Musashino Bank Ltd/The	20,263	720,125
Nanto Bank Ltd/The	13,896	598,006
Nishi-Nippon Financial Holdings Inc	63,951	1,541,336
North Pacific Bank Ltd	160,011	952,249
Ogaki Kyoritsu Bank Ltd/The	19,753	718,593
Rakuten Bank Ltd (d)	50,186	2,388,018
Resona Holdings Inc	1,082,733	12,624,814
San-In Godo Bank Ltd/The	78,506	800,481
Senshu Ikeda Holdings Inc	134,855	711,047
Seven Bank Ltd (e)	330,020	633,981
Shiga Bank Ltd/The	18,604	948,472
Shizuoka Financial Group Inc	226,911	3,691,922
Sumitomo Mitsui Financial Group Inc	1,904,991	67,037,493
Sumitomo Mitsui Trust Group Inc	329,244	10,996,354
Suruga Bank Ltd	72,337	906,316
Toho Bank Ltd/The	154,445	599,777
Tokyo Kiraboshi Financial Group Inc	13,331	867,428
TOMONY Holdings Inc	113,161	638,340
Yamaguchi Financial Group Inc	94,398	1,498,071
Yokohama Financial Group Inc	534,484	4,848,899
		332,220,469
Capital Markets - 0.2%
Daiwa Securities Group Inc	695,063	6,752,567
JAFCO Group Co ltd	37,545	592,311
Japan Exchange Group Inc	518,212	5,654,845
Matsui Securities Co Ltd	90,522	532,276
Monex Group Inc	95,173	436,629
Nihon M&A Center Holdings Inc	154,670	708,688
Nomura Holdings Inc	1,563,921	14,172,782
Okasan Securities Group Inc	88,230	503,976
SBI Holdings Inc	293,058	6,597,403
Tokai Tokyo Financial Holdings Inc	136,906	654,629
		36,606,106
Consumer Finance - 0.0%
Acom Co Ltd	222,066	733,667
AEON Financial Service Co Ltd	58,756	640,295
Aiful Corp	171,592	608,710
Credit Saison Co Ltd	64,621	1,733,276
Jaccs Co Ltd	15,380	420,873
Marui Group Co Ltd	89,638	1,752,679
		5,889,500
Financial Services - 0.1%
Financial Partners Group Co Ltd (e)	32,477	425,584
Fuyo General Lease Co Ltd	28,832	809,107
GMO Payment Gateway Inc	22,404	1,293,630
Japan Securities Finance Co Ltd	47,944	658,626
Mitsubishi HC Capital Inc	453,735	3,955,082
Mizuho Leasing Co Ltd	89,901	827,210
ORIX Corp	602,344	18,356,677
Ricoh Leasing Co Ltd	8,744	338,437
Sony Financial Group Inc (d)	3,147,515	3,162,565
Tokyo Century Corp	81,713	1,135,460
Zenkoku Hosho Co Ltd	56,332	1,118,559
		32,080,937
Insurance - 0.5%
Dai-ichi Life Holdings Inc	1,828,560	15,980,405
Japan Post Holdings Co Ltd	927,512	11,114,442
Japan Post Insurance Co Ltd	96,630	2,981,444
LIFENET INSURANCE CO (d)	35,393	457,621
MS&AD Insurance Group Holdings Inc	667,399	17,003,714
Sompo Holdings Inc	461,527	15,915,540
T&D Holdings Inc	242,343	5,955,224
Tokio Marine Holdings Inc	954,116	35,562,335
		104,970,725
TOTAL FINANCIALS		511,767,737
Health Care - 0.8%
Biotechnology - 0.0%
GNI Group Ltd (d)(e)	32,507	535,202
Peptidream Inc (d)	55,373	559,598
SanBio Co Ltd (d)(e)	26,500	316,609
		1,411,409
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	112,611	1,870,059
Fukuda Denshi Co Ltd	8,750	479,452
Hogy Medical Co Ltd	10,745	464,487
Hoya Corp	178,175	29,784,100
Mani Inc (e)	49,216	484,019
Menicon Co Ltd	40,646	425,212
Nakanishi Inc	36,744	513,314
Nihon Kohden Corp	83,366	922,758
Nipro Corp	91,723	841,604
Olympus Corp	592,929	7,053,388
Paramount Bed Holdings Co Ltd	19,486	441,948
Sysmex Corp	260,426	2,464,220
Terumo Corp	689,993	9,025,979
		54,770,540
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	81,911	1,317,372
As One Corp	39,725	595,900
H.U. Group Holdings Inc	29,900	620,180
Medipal Holdings Corp	101,176	1,829,876
Ship Healthcare Holdings Inc	41,303	679,621
Suzuken Co Ltd/Aichi Japan	29,010	1,167,448
Toho Holdings Co Ltd	29,607	884,422
		7,094,819
Health Care Technology - 0.0%
JMDC Inc (e)	16,740	366,688
M3 Inc	228,371	2,817,879
		3,184,567
Pharmaceuticals - 0.5%
Astellas Pharma Inc	936,522	13,026,924
Chugai Pharmaceutical Co Ltd	348,901	19,929,480
Daiichi Sankyo Co Ltd	936,203	17,150,892
Eisai Co Ltd	136,764	3,812,903
Hisamitsu Pharmaceutical Co Inc	25,967	1,067,473
Kaken Pharmaceutical Co Ltd	18,270	479,889
Kissei Pharmaceutical Co Ltd	15,185	451,350
Kyowa Kirin Co Ltd	119,677	1,936,748
Mochida Pharmaceutical Co Ltd	14,692	343,661
Nippon Shinyaku Co Ltd	27,194	906,350
Nxera Pharma Co Ltd (d)(e)	47,261	247,970
Ono Pharmaceutical Co Ltd	193,690	2,881,696
Otsuka Holdings Co Ltd	225,161	13,444,771
Santen Pharmaceutical Co Ltd	160,259	1,799,755
Sawai Group Holdings Co Ltd	57,563	881,522
Shionogi & Co Ltd	392,407	8,079,341
Sumitomo Pharma Co Ltd (d)	94,100	1,396,664
Takeda Pharmaceutical Co Ltd	823,900	28,045,321
Towa Pharmaceutical Co Ltd (e)	13,523	314,133
Tsumura & Co	29,536	779,242
		116,976,085
TOTAL HEALTH CARE		183,437,420
Industrials - 3.8%
Air Freight & Logistics - 0.0%
Hamakyorex Co Ltd	39,708	469,794
Mitsui-Soko Holdings Co Ltd	32,659	762,451
NIPPON EXPRESS HOLDINGS INC	107,985	2,447,038
Sankyu Inc	24,127	1,433,807
SBS Holdings Inc	14,100	351,224
Senko Group Holdings Co Ltd	71,602	889,936
SG Holdings Co Ltd	150,482	1,448,812
Yamato Holdings Co Ltd	123,583	1,613,462
		9,416,524
Building Products - 0.1%
Agc Inc	100,490	3,700,520
Bunka Shutter Co Ltd	32,444	423,684
Central Glass Co Ltd	14,589	343,137
Daikin Industries Ltd	136,929	16,408,254
Lixil Corp	155,025	1,775,535
Nichias Corp	31,347	1,569,376
Nichiha Corp	16,929	372,469
Nitto Boseki Co Ltd (e)	12,982	1,244,010
Sanwa Holdings Corp	99,159	2,242,547
Sinko Industries Ltd	36,536	350,580
Takara Standard Co Ltd	21,509	409,444
Takasago Thermal Engineering Co Ltd (e)	48,198	1,392,124
TOTO Ltd	71,368	2,241,664
		32,473,344
Commercial Services & Supplies - 0.1%
ALSOK Co Ltd	192,464	1,489,246
Dai Nippon Printing Co Ltd	203,978	3,647,642
Daiei Kankyo Co Ltd	22,964	604,667
Daiseki Co Ltd	22,979	515,230
Duskin Co Ltd	21,688	595,033
Japan Elevator Service Holdings Co Ltd	81,478	855,793
Kokuyo Co Ltd	179,016	1,046,496
Okamura Corp	38,814	594,901
Park24 Co Ltd	67,964	946,165
Pilot Corp	17,694	555,196
Prestige International Inc	78,666	351,749
Secom Co Ltd	204,686	7,498,385
TOPPAN Holdings Inc	123,671	3,806,983
		22,507,486
Construction & Engineering - 0.3%
Chiyoda Corp (d)	81,200	672,644
Chudenko Corp	15,409	438,593
COMSYS Holdings Corp	63,245	1,969,765
Dai-Dan Co Ltd	49,971	864,709
EXEO Group Inc	106,411	1,774,319
Hazama Ando Corp	75,748	977,441
INFRONEER Holdings Inc	101,086	1,512,763
JGC Holdings Corp	118,552	1,656,557
Kajima Corp	219,762	8,946,114
Kandenko Co Ltd	54,201	1,948,308
Kinden Corp	62,054	2,741,828
Kraftia Corp	23,591	1,228,787
Kumagai Gumi Co Ltd	72,916	816,983
MIRAIT ONE corp	47,424	1,136,264
Nippon Densetsu Kogyo Co Ltd	21,409	482,104
Nishimatsu Construction Co Ltd	18,668	693,838
Obayashi Corp	330,601	7,448,990
Okumura Corp	16,503	686,736
Penta-Ocean Construction Co Ltd	148,656	1,557,065
Raito Kogyo Co Ltd	18,767	423,822
Sanki Engineering Co Ltd	19,640	843,926
Shimizu Corp	261,883	4,634,057
SHO-BOND Holdings Co Ltd	99,652	894,073
Taikisha Ltd	26,820	597,887
Taisei Corp	76,363	7,593,865
Toa Corp/Tokyo	34,600	702,016
Toda Corp	111,046	968,316
Tokyu Construction Co Ltd	52,974	437,114
Totetsu Kogyo Co Ltd	14,905	448,325
West Holdings Corp	12,600	129,532
Yokogawa Bridge Holdings Corp	24,904	500,462
		55,727,203
Electrical Equipment - 0.3%
Daihen Corp	9,522	714,950
Fuji Electric Co Ltd	74,213	5,270,101
Fujikura Ltd	130,964	16,560,904
Furukawa Electric Co Ltd	35,270	3,083,504
Mabuchi Motor Co Ltd	87,470	818,972
Mitsubishi Electric Corp	987,745	30,827,141
NIDEC CORP	435,570	6,230,725
Nitto Kogyo Corp	15,942	425,436
Sinfonia Technology Co Ltd	11,682	787,305
SWCC Corp	14,607	1,089,201
Ushio Inc	38,385	687,041
		66,495,280
Ground Transportation - 0.3%
Central Japan Railway Co	401,746	11,180,667
East Japan Railway Co	500,877	12,599,600
Fukuyama Transporting Co Ltd	12,669	375,748
Hankyu Hanshin Holdings Inc	124,093	3,460,748
Keikyu Corp	110,385	1,084,164
Keio Corp	56,692	1,412,904
Keisei Electric Railway Co Ltd	214,764	1,694,410
Kintetsu Group Holdings Co Ltd	99,939	2,070,977
Kyushu Railway Co	76,419	1,948,497
Nagoya Railroad Co Ltd	100,721	1,124,293
Nankai Electric Railway Co Ltd	51,885	959,014
Nikkon Holdings Co Ltd (e)	50,404	1,193,659
Nishi-Nippon Railroad Co Ltd	34,162	628,231
Odakyu Electric Railway Co Ltd	169,548	1,815,334
Seibu Holdings Inc	109,832	2,906,190
Seino Holdings Co Ltd	53,762	836,514
Sotetsu Holdings Inc	47,357	855,431
Tobu Railway Co Ltd	93,375	1,645,345
Tokyo Metro Co Ltd	141,700	1,513,048
Tokyu Corp	261,453	2,948,864
West Japan Railway Co	213,041	4,348,646
		56,602,284
Industrial Conglomerates - 0.4%
Hikari Tsushin Inc	9,324	2,561,148
Hitachi Ltd	2,382,636	82,677,793
Keihan Holdings Co Ltd	51,169	1,135,399
Nisshinbo Holdings Inc	87,011	804,273
Sekisui Chemical Co Ltd	192,035	3,391,262
TOKAI Holdings Corp	59,499	441,359
		91,011,234
Machinery - 1.0%
Amada Co Ltd	162,344	2,076,505
CKD Corp	32,464	862,155
Daifuku Co Ltd	168,242	6,020,446
DMG Mori Co Ltd	68,586	1,205,440
Ebara Corp	241,818	7,275,165
FANUC Corp	486,043	19,516,862
Fuji Corp/Aichi	38,812	955,002
Galilei Co Ltd	17,240	429,440
Glory Ltd	23,542	611,672
Harmonic Drive Systems Inc	33,491	735,781
Hino Motors Ltd (d)	184,813	496,783
Hitachi Construction Machinery Co Ltd	50,718	1,655,315
Hoshizaki Corp	57,381	1,887,611
IHI Corp	535,383	12,343,283
Japan Steel Works Ltd/The	33,797	1,863,901
Kanadevia Corp	84,597	558,659
Kawasaki Heavy Industries Ltd	78,895	6,563,538
Kitz Corp	37,840	491,705
Komatsu Ltd	493,576	18,891,733
Kubota Corp	508,072	7,778,991
Kurita Water Industries Ltd	54,623	2,722,326
Kyokuto Kaihatsu Kogyo Co Ltd	25,072	535,429
Makino Milling Machine Co Ltd	11,564	850,338
Makita Corp	117,131	4,049,935
Max Co Ltd	13,090	553,170
Meidensha Corp	19,352	755,273
MINEBEA MITSUMI Inc	190,640	3,861,827
MISUMI Group Inc	143,552	2,367,180
Mitsubishi Heavy Industries Ltd	1,666,934	49,081,104
Mitsuboshi Belting Ltd	14,251	371,101
Mitsui E&S Co Ltd	51,700	2,295,031
Miura Co Ltd	51,924	1,065,589
Nabtesco Corp	60,268	1,628,202
Namura Shipbuilding Co Ltd (e)	26,258	712,610
NGK Insulators Ltd	123,851	2,952,225
Nomura Micro Science Co Ltd	14,100	317,970
Noritake Co Ltd	11,971	474,941
NSK Ltd	198,383	1,376,734
NTN Corp	237,241	566,276
OKUMA Corp	23,350	577,866
Organo Corp	14,851	1,557,455
OSG Corp	34,985	590,807
Shibaura Machine Co Ltd	12,231	335,886
Shinmaywa Industries Ltd	32,320	456,523
SMC Corp	29,939	11,639,426
Sumitomo Heavy Industries Ltd	58,616	1,824,080
Tadano Ltd	50,218	369,594
Takeuchi Manufacturing Co Ltd	18,159	749,780
Takuma Co Ltd	37,722	608,388
THK Co Ltd	55,806	1,657,304
Tocalo Co Ltd	32,037	534,295
Toyota Industries Corp	82,857	10,576,635
Tsubakimoto Chain Co	42,847	655,330
Tsugami Corp	24,400	506,100
Tsurumi Manufacturing Co Ltd	19,200	270,706
Yaskawa Electric Corp	116,772	3,708,545
		205,375,968
Marine Transportation - 0.1%
Iino Kaiun Kaisha Ltd	49,932	505,902
Kawasaki Kisen Kaisha Ltd	180,779	2,603,750
Mitsui OSK Lines Ltd	177,908	5,562,786
Nippon Yusen KK	213,371	7,012,413
		15,684,851
Passenger Airlines - 0.0%
ANA Holdings Inc	83,251	1,616,499
Japan Airlines Co Ltd	73,561	1,390,082
		3,006,581
Professional Services - 0.2%
BayCurrent Inc	72,972	2,565,525
dip Corp (e)	22,121	293,164
Funai Soken Holdings Inc	56,262	407,169
Infomart Corp	115,200	336,459
MEITEC Group Holdings Inc	39,413	880,655
Nomura Co Ltd	58,354	515,066
Open Up Group Inc	34,819	417,576
Persol Holdings Co Ltd	967,242	1,689,986
Recruit Holdings Co Ltd	732,135	38,564,320
SMS Co Ltd	39,078	412,597
Timee Inc (d)	37,700	329,837
TKC Corp	18,409	483,540
Transcosmos Inc	15,014	365,746
UT Group CO Ltd (e)	338,940	451,161
Visional Inc (d)	13,245	729,091
		48,441,892
Trading Companies & Distributors - 1.0%
Hanwa Co Ltd	16,863	856,443
Inaba Denki Sangyo Co Ltd	59,630	991,393
Inabata & Co Ltd	25,009	631,851
ITOCHU Corp	3,081,770	39,454,587
Kanamoto Co Ltd	16,950	407,431
Kanematsu Corp	93,784	1,229,567
Marubeni Corp	732,699	24,216,564
Mitsubishi Corp	1,671,503	44,405,725
Mitsui & Co Ltd	1,281,755	41,700,933
MonotaRO Co Ltd	132,362	1,785,424
Nagase & Co Ltd	45,146	1,170,074
Nishio Holdings Co Ltd	15,064	467,222
Sojitz Corp	110,346	4,012,841
Sumitomo Corp	565,846	22,978,492
Toyota Tsusho Corp	358,699	12,993,452
Trusco Nakayama Corp	32,458	511,954
Yamazen Corp	34,414	316,877
Yuasa Trading Co Ltd	10,895	398,460
		198,529,290
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	34,397	1,073,962
Kamigumi Co Ltd	42,599	1,488,323
Mitsubishi Logistics Corp	128,435	1,095,050
Sumitomo Warehouse Co Ltd/The	29,020	694,747
		4,352,082
TOTAL INDUSTRIALS		809,624,019
Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 0.6%
Ai Holdings Corp	26,499	456,147
Alps Alpine Co Ltd	86,804	1,129,922
Amano Corp	27,358	691,905
Anritsu Corp	69,124	956,954
Azbil Corp	242,460	2,110,323
Canon Marketing Japan Inc	26,464	1,152,542
Citizen Watch Co Ltd	99,604	877,231
Daiwabo Holdings Co Ltd	40,383	792,212
Dexerials Corp	87,467	1,519,482
Furuno Electric CO Ltd	12,300	566,677
Hamamatsu Photonics KK	150,368	1,663,414
Hirose Electric Co Ltd	15,083	1,616,384
Horiba Ltd	17,974	2,127,125
Hosiden Corp	27,524	456,184
Ibiden Co Ltd	125,196	6,657,004
Japan Aviation Electronics Industry Ltd	25,435	394,443
Jeol Ltd	22,284	893,894
Kaga Electronics Co Ltd	19,468	486,197
Keyence Corp	101,055	36,854,124
Kyocera Corp	663,200	9,890,576
Macnica Holdings Inc	81,653	1,397,113
Maruwa Co Ltd/Aichi	4,716	1,451,733
Maxell Ltd	24,036	344,015
Meiko Electronics Co Ltd	10,697	878,514
Murata Manufacturing Co Ltd	867,296	17,619,602
Nippon Electric Glass Co Ltd	35,049	1,519,409
Oki Electric Industry Co Ltd	45,805	603,492
Omron Corp (e)	95,273	2,411,375
Rigaku Holdings Corp	67,600	526,787
Riken Keiki Co Ltd	18,201	386,930
Ryoyo Ryosan Holdings Inc	21,125	424,520
Shimadzu Corp	123,674	3,327,595
Taiyo Yuden Co Ltd	66,046	1,383,142
TDK Corp	1,011,135	13,046,907
Yokogawa Electric Corp	117,992	3,909,686
		120,523,560
IT Services - 0.3%
BIPROGY Inc	39,976	1,324,354
Dentsu Soken Inc	43,802	689,465
DTS Corp	72,160	586,568
Fujitsu Ltd	914,779	25,417,850
Future Corp	30,078	368,492
GMO internet group Inc	33,793	840,895
NEC Corp	674,040	22,691,577
Nomura Research Institute Ltd	196,636	5,973,028
NS Solutions Corp (e)	34,473	909,494
NSD Co Ltd	34,447	721,838
Obic Co Ltd	167,775	4,658,369
Otsuka Corp	119,295	2,360,308
Sakura Internet Inc (e)	13,200	226,710
SHIFT Inc (d)(e)	106,725	504,592
Simplex Holdings Inc	80,364	497,991
TechMatrix Corp	25,053	342,220
TIS Inc	111,519	3,241,228
		71,354,979
Semiconductors & Semiconductor Equipment - 1.0%
Advantest Corp	398,649	65,698,777
Disco Corp	48,048	20,480,489
Ferrotec Corp (e)	24,346	932,875
Japan Material Co Ltd	42,344	488,122
Kioxia Holdings Corp (d)	98,400	13,581,184
Kokusai Electric Corp	100,300	4,147,842
Lasertec Corp	41,858	9,616,352
Micronics Japan Co Ltd	14,929	860,472
Mitsui High-Tec Inc	49,086	235,977
Renesas Electronics Corp	928,222	15,432,115
Rohm Co Ltd	179,370	3,122,401
Rorze Corp	58,710	1,247,341
RS Technologies Co Ltd	11,000	270,451
Sanken Electric Co Ltd (d)	11,789	558,142
SCREEN Holdings Co Ltd	41,745	5,303,093
Shibaura Mechatronics Corp	6,275	949,603
Socionext Inc	96,227	1,281,804
SUMCO Corp	181,759	1,895,574
Tokyo Electron Ltd	233,209	62,140,656
Tokyo Seimitsu Co Ltd	20,319	1,831,546
Towa Corp	32,624	628,828
Ulvac Inc	27,837	1,492,938
		212,196,582
Software - 0.0%
Appier Group Inc	42,074	282,197
Cybozu Inc	18,200	280,362
Digital Arts Inc	7,300	264,622
Freee KK (d)(e)	26,051	456,347
Justsystems Corp	12,761	394,143
Money Forward Inc (d)	25,077	632,434
OBIC Business Consultants Co Ltd	17,109	758,386
Oracle Corp Japan	20,348	1,375,291
Rakus Co Ltd	86,878	494,345
Sansan Inc (d)	42,253	408,169
Systena Corp	140,484	461,139
Trend Micro Inc/Japan	66,045	2,581,883
		8,389,318
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	121,436	2,465,443
Canon Inc	447,042	13,533,160
Eizo Corp	19,648	274,356
Elecom Co Ltd	22,405	238,295
FUJIFILM Holdings Corp	577,521	11,536,132
Konica Minolta Inc	259,012	1,123,512
MCJ Co Ltd	38,531	391,634
Ricoh Co Ltd	279,513	2,459,917
Seiko Epson Corp	156,826	2,003,899
Sun Corp	6,500	348,184
Toshiba TEC Corp	18,768	314,821
Wacom Co Ltd	71,162	343,027
		35,032,380
TOTAL INFORMATION TECHNOLOGY		447,496,819
Materials - 0.7%
Chemicals - 0.5%
ADEKA Corp	42,207	1,250,446
Aica Kogyo Co Ltd	28,941	656,390
Air Water Inc	94,670	1,434,181
Artience Co Ltd	21,038	502,976
Asahi Kasei Corp	675,655	6,546,554
C Uyemura & Co Ltd	5,501	634,840
Chugoku Marine Paints Ltd	22,575	635,268
Daicel Corp	115,495	1,086,217
Denka Co Ltd	56,144	1,077,278
DIC Corp	39,349	961,096
Fujimi Inc	34,580	609,999
Fuso Chemical Co Ltd	11,282	542,376
JCU Corp	11,638	424,882
Kaneka Corp	23,558	712,555
Kansai Paint Co Ltd	78,160	1,245,681
KH Neochem Co Ltd	22,153	363,873
Konishi Co Ltd	38,273	321,744
Kuraray Co Ltd	145,559	1,566,480
Kureha Corp	14,695	416,846
Lintec Corp	23,708	729,960
Mitsubishi Chemical Group Corp	664,143	4,377,267
Mitsubishi Gas Chemical Co Inc	78,102	1,545,790
Mitsui Chemicals Inc	186,912	2,724,693
Nihon Parkerizing Co Ltd	55,812	530,495
Nippon Kayaku Co Ltd	68,999	801,407
Nippon Paint Holdings Co Ltd	486,326	3,219,443
Nippon Sanso Holdings Corp	90,500	2,741,432
Nippon Shokubai Co Ltd	61,227	880,267
Nippon Soda Co Ltd	22,094	526,082
Nissan Chemical Corp	67,319	2,315,450
Nitto Denko Corp	353,345	7,822,176
NOF Corp	105,448	2,031,489
Osaka Soda Co Ltd	42,275	612,982
PILLAR Corp /Japan	12,615	525,761
Resonac Holdings Corp (e)	90,642	5,241,961
Sakata INX Corp	25,121	384,217
Shin-Etsu Chemical Co Ltd	877,239	28,847,641
Sumitomo Bakelite Co Ltd	42,048	1,478,038
Sumitomo Chemical Co Ltd	801,161	2,433,094
T Hasegawa Co Ltd	19,504	358,044
Taiyo Holdings Co Ltd	45,150	1,458,710
Takasago International Corp	33,500	326,644
Teijin Ltd	96,245	929,427
Toagosei Co Ltd	49,070	556,778
Tokai Carbon Co Ltd	115,164	794,004
Tokuyama Corp	34,685	905,001
Tokyo Ohka Kogyo Co Ltd	51,391	2,416,466
Toray Industries Inc	715,005	5,259,972
Tosoh Corp	150,304	2,448,413
Toyobo Co Ltd	51,737	443,288
UBE Corp	50,616	873,581
Zeon Corp	74,921	913,275
		108,442,930
Construction Materials - 0.0%
Sumitomo Osaka Cement Co Ltd	19,764	532,412
Taiheiyo Cement Corp	56,941	1,559,660
		2,092,072
Containers & Packaging - 0.0%
FP Corp	27,285	464,917
Fuji Seal International Inc	22,864	472,024
Rengo Co Ltd	102,220	873,850
Toyo Seikan Group Holdings Ltd	52,502	1,314,586
		3,125,377
Metals & Mining - 0.2%
Aichi Steel Corp	21,000	417,937
ARE Holdings Inc	43,168	1,012,535
Daido Steel Co Ltd	72,018	923,725
Dowa Holdings Co Ltd	29,985	1,785,227
JFE Holdings Inc	297,296	4,007,234
JX Advanced Metals Corp	291,600	4,779,293
Kobe Steel Ltd	180,902	2,602,600
Maruichi Steel Tube Ltd	97,157	962,404
Mitsubishi Materials Corp	70,896	2,037,642
Mitsui Kinzoku Co Ltd	30,074	3,958,435
Nippon Light Metal Holdings Co Ltd	30,552	539,339
Nippon Steel Corp	2,509,285	10,456,322
Nittetsu Mining Co Ltd (e)	29,500	691,942
Sumitomo Metal Mining Co Ltd	129,599	7,323,435
Tokyo Steel Manufacturing Co Ltd	29,055	283,490
UACJ Corp	77,200	1,218,659
Yamato Kogyo Co Ltd	20,230	1,458,819
Yodoko Ltd	57,600	521,437
		44,980,475
Paper & Forest Products - 0.0%
Daio Paper Corp	48,148	302,402
Hokuetsu Corp (e)	66,740	389,849
Nippon Paper Industries Co Ltd	54,625	416,500
Oji Holdings Corp	403,049	2,383,500
		3,492,251
TOTAL MATERIALS		162,133,105
Real Estate - 0.5%
Diversified REITs - 0.1%
Activia Properties Inc	1,048	978,522
Daiwa House REIT Investment Corp	2,147	1,870,093
Hankyu Hanshin REIT Inc	383	406,115
Heiwa Real Estate REIT Inc	576	567,961
Hulic Reit Inc	684	761,080
KDX Realty Investment Corp	2,045	2,210,704
Mirai Corp	1,002	323,403
MIRARTH Real Estate Investment Corp	471	284,559
Mori Trust Reit Inc	1,436	720,969
NIPPON REIT Investment Corp	897	557,002
Nomura Real Estate Master Fund Inc	1,959	2,115,204
NTT UD REIT Investment Corp	688	633,942
Sekisui House Reit Inc	2,218	1,301,334
Star Asia Investment Corp	1,331	516,025
United Urban Investment Corp	1,605	1,853,279
		15,100,192
Hotel & Resort REITs - 0.0%
Hoshino Resorts REIT Inc	323	535,758
Invincible Investment Corp	3,815	1,612,180
Japan Hotel REIT Investment Corp	2,534	1,360,658
		3,508,596
Industrial REITs - 0.0%
CRE Logistics REIT Inc	296	318,646
GLP J-REIT	2,298	2,111,500
Industrial & Infrastructure Fund Investment Corp	1,216	1,177,028
Japan Logistics Fund Inc	1,333	870,808
LaSalle Logiport REIT	887	899,838
Mitsubishi Estate Logistics REIT Investment Corp	737	626,231
Mitsui Fudosan Logistics Park Inc	1,572	1,172,194
Nippon Prologis REIT Inc	3,517	2,052,114
SOSiLA Logistics REIT Inc	384	317,601
		9,545,960
Office REITs - 0.1%
Daiwa Office Investment Corp	296	704,807
Global One Real Estate Investment Corp	545	480,696
Ichigo Office REIT Investment Corp	538	337,554
Japan Excellent Inc	622	601,261
Japan Prime Realty Investment Corp	1,739	1,178,735
Japan Real Estate Investment Corp	3,240	2,612,768
Mori Hills REIT Investment Corp	729	683,967
Nippon Building Fund Inc	3,968	3,679,298
Orix JREIT Inc	2,664	1,783,345
Tokyu REIT Inc	411	550,797
		12,613,228
Real Estate Management & Development - 0.3%
Daito Trust Construction Co Ltd	153,185	3,109,261
Daiwa House Industry Co Ltd	287,366	9,767,027
Heiwa Real Estate Co Ltd	27,452	400,711
Hulic Co Ltd	237,530	2,822,549
Ichigo Inc	115,026	302,504
Kasumigaseki Capital Co Ltd (e)	11,182	539,736
Katitas Co Ltd	29,528	581,936
Leopalace21 Corp	115,484	514,887
Mitsubishi Estate Co Ltd	551,990	14,052,989
Mitsui Fudosan Co Ltd	1,371,281	15,661,277
Nomura Real Estate Holdings Inc	292,470	1,938,965
Relo Group Inc	49,714	562,800
Starts Corp Inc	19,870	628,481
Sumitomo Realty & Development Co Ltd	316,560	8,785,379
Tokyo Tatemono Co Ltd	98,343	2,306,066
Tokyu Fudosan Holdings Corp	301,901	2,782,772
		64,757,340
Residential REITs - 0.0%
Advance Residence Investment Corp	1,487	1,614,216
Comforia Residential REIT Inc	1,014	732,522
Daiwa Securities Living Investments Corp	1,020	756,630
Mitsui Fudosan Accommodations Fund Inc	1,200	1,072,370
		4,175,738
Retail REITs - 0.0%
AEON REIT Investment Corp	753	651,017
Frontier Real Estate Investment Corp	1,218	716,980
Fukuoka REIT Corp	357	430,218
Japan Metropolitan Fund Invest	3,632	2,856,128
		4,654,343
TOTAL REAL ESTATE		114,355,397
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	354,918	5,157,733
Chugoku Electric Power Co Inc/The	168,031	1,072,397
Hokkaido Electric Power Co Inc	97,751	662,579
Hokuriku Electric Power Co	91,027	574,771
Kansai Electric Power Co Inc/The	492,902	7,860,444
Kyushu Electric Power Co Inc	222,523	2,476,711
Shikoku Electric Power Co Inc	83,297	842,873
Tohoku Electric Power Co Inc	252,991	1,824,360
Tokyo Electric Power Co Holdings Inc (d)	800,016	3,002,903
		23,474,771
Gas Utilities - 0.1%
Nippon Gas Co Ltd	57,481	1,088,633
Osaka Gas Co Ltd	185,925	6,960,774
Toho Gas Co Ltd	33,898	1,120,369
Tokyo Gas Co Ltd	164,425	7,273,543
		16,443,319
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	75,255	1,596,908
TOTAL UTILITIES		41,514,998
TOTAL JAPAN		3,148,138,286
KOREA (SOUTH) - 4.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	109,323	1,205,716
Entertainment - 0.0%
CJ ENM Co Ltd (d)	6,359	327,872
HYBE Co Ltd	12,068	3,111,146
JYP Entertainment Corp (d)	16,674	848,222
Kakao Games Corp (d)	37,293	456,545
Krafton Inc (d)	15,240	2,668,284
NCSoft Corp	6,737	1,088,987
Netmarble Corp (b)(c)(d)	16,388	596,449
Pearl Abyss Corp (d)	21,370	842,585
SM Entertainment Co Ltd	6,361	508,624
YG Entertainment Inc (d)	6,574	338,504
		10,787,218
Interactive Media & Services - 0.2%
Kakao Corp	161,918	6,852,940
NAVER Corp	73,580	13,947,806
		20,800,746
Media - 0.0%
Cheil Worldwide Inc	40,237	608,798
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	53,843	2,692,278
TOTAL COMMUNICATION SERVICES		36,094,756
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	39,057	1,709,567
Hanon Systems (d)	150,452	339,642
HL Mando Co Ltd	22,784	1,001,992
Hyundai Mobis Co Ltd	31,118	9,631,001
Hyundai Wia Corp	12,799	756,084
		13,438,286
Automobiles - 0.2%
Hyundai Motor Co	66,855	23,041,848
Kia Corp	123,094	12,948,064
		35,989,912
Broadline Retail - 0.0%
Hyundai Department Store Co Ltd	7,170	463,097
Lotte Shopping Co Ltd	6,788	393,038
Shinsegae Inc	3,494	769,498
		1,625,633
Distributors - 0.0%
Silicon2 Co Ltd (d)	17,486	638,822
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	100,750	2,809,839
Hana Tour Service Inc	10,203	325,628
Hanjin Kal Corp (d)(e)	12,560	977,455
Kangwon Land Inc	51,505	619,169
Lotte Tour Development Co Ltd (d)	27,873	483,209
Paradise Co Ltd	26,701	326,509
		5,541,809
Household Durables - 0.0%
Coway Co Ltd (d)	28,821	1,656,870
LG Electronics Inc	55,628	3,799,973
		5,456,843
Specialty Retail - 0.0%
Hotel Shilla Co Ltd (d)	17,151	546,191
Textiles, Apparel & Luxury Goods - 0.0%
F&F Co Ltd	8,621	434,398
Misto Holdings Corp	19,550	632,697
Youngone Corp	12,271	768,878
		1,835,973
TOTAL CONSUMER DISCRETIONARY		65,073,469
Consumer Staples - 0.0%
Beverages - 0.0%
Hite Jinro Co Ltd	26,583	322,500
Consumer Staples Distribution & Retail - 0.0%
BGF retail Co Ltd	4,815	402,929
Dongsuh Cos Inc	20,301	363,835
E-MART Inc	10,407	652,800
GS Retail Co Ltd	24,523	374,421
		1,793,985
Food Products - 0.0%
CJ CheilJedang Corp	5,159	759,236
NongShim Co Ltd (d)	1,784	501,113
Orion Corp/Republic of Korea	12,861	1,041,660
Otoki Corp	1,456	387,402
Samyang Foods Co Ltd	2,196	1,786,191
		4,475,602
Personal Care Products - 0.0%
Amorepacific Corp	16,012	1,531,964
Amorepacific Holdings Corp	17,454	345,294
APR Corp/Korea	12,799	2,382,063
Cosmax Inc (d)	4,406	615,011
Kolmar Korea Co Ltd	8,189	394,568
LG H&H Co Ltd (e)	5,378	973,114
		6,242,014
Tobacco - 0.0%
KT&G Corp	50,638	5,371,908
TOTAL CONSUMER STAPLES		18,206,009
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	22,698	3,661,144
S-Oil Corp (d)	23,822	1,738,952
SK Innovation Co Ltd	35,512	2,741,616
TOTAL ENERGY		8,141,712
Financials - 0.4%
Banks - 0.3%
BNK Financial Group Inc	136,883	1,567,229
Hana Financial Group Inc	145,000	10,004,963
iM Financial Group Co Ltd	86,947	928,966
Industrial Bank of Korea	143,582	2,192,235
JB Financial Group Co Ltd	64,863	1,124,471
KakaoBank Corp	95,608	1,509,187
KB Financial Group Inc	188,495	17,505,196
Shinhan Financial Group Co Ltd	227,577	13,196,576
Woori Financial Group Inc	343,505	7,162,619
		55,191,442
Capital Markets - 0.0%
Daishin Securities Co Ltd	29,271	631,532
Daou Technology Inc	14,280	523,665
KIWOOM Securities Co Ltd	7,525	2,300,454
Korea Investment Holdings Co Ltd	22,114	3,284,944
Mirae Asset Securities Co Ltd	101,634	2,994,943
NH Investment & Securities Co Ltd	80,628	1,503,372
Samsung Securities Co Ltd	32,633	2,037,974
		13,276,884
Financial Services - 0.0%
Meritz Financial Group Inc	41,288	3,318,454
Insurance - 0.1%
DB Insurance Co Ltd	24,268	2,385,431
Hanwha Life Insurance Co Ltd (d)	177,922	427,411
Hyundai Marine & Fire Insurance Co Ltd (d)	31,898	618,950
Korean Reinsurance Co	79,359	643,852
Samsung Fire & Marine Insurance Co Ltd	15,643	5,402,207
Samsung Life Insurance Co Ltd	41,514	5,388,381
		14,866,232
TOTAL FINANCIALS		86,653,012
Health Care - 0.3%
Biotechnology - 0.1%
ABLBio Inc (d)	20,140	2,744,603
Alteogen Inc (d)	20,932	5,959,011
Celltrion Inc	78,004	11,291,447
D&D PharmaTech Inc	9,786	637,456
GI Innovation Inc	24,777	270,019
Green Cross Corp/South Korea (d)	3,284	373,282
Hugel Inc (d)	3,217	613,140
Medytox Inc	3,109	287,813
Naturecell Co Ltd (d)	29,618	515,502
OliX Pharmaceuticals Inc (d)	8,634	820,710
PharmaResearch Co Ltd	3,878	1,265,730
Seegene Inc	18,931	373,210
SK Bioscience Co Ltd (d)	15,499	541,658
Voronoi Inc (d)	6,385	985,876
		26,679,457
Health Care Equipment & Supplies - 0.0%
Classys Inc	12,794	655,252
HLB Inc (d)(e)	62,235	2,380,900
		3,036,152
Health Care Providers & Services - 0.0%
Chabiotech Co Ltd (d)	34,575	520,748
Hanmi Science Co ltd (d)	11,020	322,837
		843,585
Health Care Technology - 0.0%
Lunit Inc (d)	16,719	463,286
Life Sciences Tools & Services - 0.1%
LigaChem Biosciences Inc (d)	13,601	1,903,181
Peptron Inc (d)	11,529	2,427,819
Samsung Biologics Co Ltd (b)(c)(d)	5,998	7,214,651
		11,545,651
Pharmaceuticals - 0.1%
Caregen Co Ltd	8,162	706,080
Celltrion Pharm Inc	12,937	651,875
Chong Kun Dang Pharmaceutical Corp (d)	4,995	294,385
Daewoong Pharmaceutical Co Ltd	3,988	464,299
Hanall Biopharma Co Ltd (d)	16,979	602,744
Hanmi Pharm Co Ltd (d)	3,284	1,095,625
HK inno N Corp	9,095	352,959
Mezzion Pharma Co Ltd (d)	11,671	1,386,943
Oscotec Inc (d)	17,999	689,821
Sam Chun Dang Pharm Co Ltd (d)	7,877	2,608,961
SK Biopharmaceuticals Co Ltd (d)	16,685	1,357,131
ST Pharm Co Ltd (d)	7,191	791,108
Yuhan Corp (d)	29,446	2,192,116
		13,194,047
TOTAL HEALTH CARE		55,762,178
Industrials - 0.9%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	17,466	15,651,293
Hanwha Systems Co Ltd (d)(e)	39,729	2,579,716
Korea Aerospace Industries Ltd	37,913	4,398,308
LIG Nex1 Co Ltd (d)	6,974	2,314,684
		24,944,001
Air Freight & Logistics - 0.0%
Cj Logistics Corp	6,430	460,068
Hyundai Glovis Co Ltd	19,677	3,282,371
		3,742,439
Commercial Services & Supplies - 0.0%
KEPCO Plant Service & Engineering Co Ltd	12,564	484,986
S-1 Corp	10,318	566,138
		1,051,124
Construction & Engineering - 0.0%
Daewoo Engineering & Construction Co Ltd (d)	132,662	454,481
DL E&C Co Ltd (d)	22,969	702,973
GS Engineering & Construction Corp	40,289	521,272
HDC Hyundai Development Co-Engineering & Construction	23,839	338,507
Hyundai Engineering & Construction Co Ltd	41,018	2,900,917
KEPCO Engineering & Construction Co Inc	8,393	760,197
Samsung E&A Co Ltd	85,132	1,807,411
		7,485,758
Electrical Equipment - 0.4%
CS Wind Corp	16,350	458,133
Doosan Enerbility Co Ltd (d)	233,404	14,576,388
Doosan Fuel Cell Co Ltd (d)	21,830	510,866
Ecopro BM Co Ltd (d)(e)	25,635	4,099,536
Ecopro Co Ltd (e)	53,204	5,959,517
Ecopro Materials Co Ltd (d)	13,508	628,504
HD Hyundai Electric Co Ltd	12,149	7,444,847
Hyosung Heavy Industries Corp	2,925	5,248,237
Iljin Electric Co Ltd (d)	14,032	648,049
L&F Co Ltd (d)	13,441	1,170,168
LG Energy Solution Ltd (d)(e)	24,348	6,679,743
LS Corp	9,622	1,518,848
LS Electric Co Ltd (d)	7,900	3,082,172
POSCO Future M Co Ltd (d)(e)	18,650	2,873,226
Sanil Electric Co Ltd (d)	5,831	592,855
Shinsung Delta Tech Co Ltd (d)	10,662	585,747
SK IE Technology Co Ltd (b)(c)(d)	17,603	331,862
Taihan Cable & Solution Co Ltd (d)	42,505	861,392
		57,270,090
Industrial Conglomerates - 0.2%
CJ Corp	7,275	1,090,701
Doosan Co Ltd	3,916	2,297,130
GS Holdings Corp	26,274	1,244,218
Hanwha Corp (d)	14,887	1,174,968
Hyosung Corp	4,098	431,627
LG Corp	49,787	3,147,014
Lotte Corp	20,885	452,041
Samsung C&T Corp	44,326	9,212,113
SK Inc	19,077	4,385,502
SK Square Co Ltd (d)	48,348	18,996,202
		42,431,516
Machinery - 0.2%
BHI Co Ltd (d)	9,223	456,468
Doosan Bobcat Inc	29,967	1,214,602
Doosan Robotics Inc (d)	12,352	971,486
Hanwha Engine (d)	27,674	1,037,730
Hanwha Ocean Co Ltd (d)	71,882	6,862,515
HD Construction Equipment Co Ltd	27,975	2,086,463
HD Hyundai Heavy Industries Co Ltd	19,153	7,591,333
HD Hyundai Marine Solution Co Ltd	8,375	1,058,760
HD Korea Shipbuilding & Offshore Engineering Co Ltd	22,163	6,317,096
HD-Hyundai Marine Engine (d)	10,194	621,872
Hyundai Elevator Co Ltd	13,141	855,094
Hyundai Rotem Co Ltd	39,609	6,293,297
People & Technology Inc	11,235	409,678
Rainbow Robotics (d)	4,611	2,313,875
Samsung Heavy Industries Co Ltd (d)	367,641	7,463,158
		45,553,427
Marine Transportation - 0.0%
HMM Co Ltd	124,798	1,720,486
Pan Ocean Co Ltd	215,382	697,783
		2,418,269
Passenger Airlines - 0.0%
Asiana Airlines Inc (d)	46,181	242,885
Korean Air Lines Co Ltd (d)	100,265	1,610,344
		1,853,229
Trading Companies & Distributors - 0.0%
LX INTERNATIONAL CORP	20,674	545,091
Posco International Corp	27,788	1,195,241
		1,740,332
TOTAL INDUSTRIALS		188,490,185
Information Technology - 2.3%
Electronic Equipment, Instruments & Components - 0.1%
Daeduck Electronics Co Ltd / New	17,809	777,064
Daejoo Electronic Materials Co Ltd	8,097	423,065
Hanwha Vision Co Ltd (d)	19,328	823,358
IsuPetasys Co Ltd	28,543	2,311,803
LG Display Co Ltd (d)	158,812	1,270,520
LG Innotek Co Ltd	7,407	1,250,898
Lotte Energy Materials Corp (d)	13,212	353,812
Park Systems Corp	2,632	550,628
Robotis Co Ltd (d)	5,173	1,207,020
Samsung Electro-Mechanics Co Ltd	29,239	5,623,156
Samsung SDI Co Ltd	31,567	8,486,162
SOLUM Co Ltd (d)	27,626	300,877
		23,378,363
IT Services - 0.0%
Hyundai Autoever Corp	3,640	1,157,941
Posco DX Co Ltd	27,002	719,381
Samsung SDS Co Ltd	22,638	2,701,149
		4,578,471
Semiconductors & Semiconductor Equipment - 0.9%
DB HiTek Co Ltd	16,104	1,174,445
Eo Technics Co Ltd	4,727	1,225,143
Eugene Technology Co Ltd	8,276	633,223
Fadu Inc (d)(g)	18,612	272,624
GemVax & Kael Co Ltd (d)	17,191	510,138
Hana Micron Inc (d)	26,830	698,154
Hanmi Semiconductor Co Ltd (e)	22,076	3,210,822
HPSP Co Ltd	28,366	909,211
ISC Co Ltd	6,071	630,648
Jusung Engineering Co Ltd	26,075	743,213
Koh Young Technology Inc	27,362	634,668
LEENO Industrial Inc	26,492	1,933,856
LX Semicon Co Ltd	9,576	361,064
S&S Tech Corp	9,609	602,744
SIMMTECH Co Ltd	12,535	522,749
SK Hynix Inc	284,030	177,967,830
Taesung Co Ltd (d)	11,471	588,285
TechWing Inc (d)	16,142	556,341
Tokai Carbon Korea Co Ltd	3,282	538,430
WONIK IPS Co Ltd	17,367	1,369,507
		195,083,095
Software - 0.0%
Douzone Bizon Co Ltd	9,849	661,248
Technology Hardware, Storage & Peripherals - 1.3%
CosmoAM&T Co Ltd (d)	12,922	454,269
Samsung Electronics Co Ltd	2,448,838	270,924,637
		271,378,906
TOTAL INFORMATION TECHNOLOGY		495,080,083
Materials - 0.1%
Chemicals - 0.1%
Dongjin Semichem Co Ltd	19,243	742,804
Enchem Co Ltd (d)	9,264	613,671
Han Kuk Carbon Co Ltd	17,847	416,425
Hansol Chemical Co Ltd	4,517	879,593
Hanwha Solutions Corp (d)	57,731	1,100,317
Hyosung TNC Corp	1,809	470,727
ISU Specialty Chemical (d)	11,670	855,906
KCC Corp	2,483	836,949
Kolon Industries Inc	11,692	443,266
Kum Yang Co Ltd (d)(g)	19,256	131,406
Kumho Petrochemical Co Ltd	8,627	856,914
LG Chem Ltd	19,226	4,114,944
Lotte Chemical Corp	10,705	615,412
LOTTE Fine Chemical Co Ltd	10,212	334,011
OCI Holdings Co Ltd (d)	7,551	600,653
SK Chemicals Co Ltd	6,273	290,575
SKC Co Ltd (d)	10,376	837,530
Soulbrain Co Ltd	2,155	725,647
		14,866,750
Metals & Mining - 0.0%
Hyundai Steel Co	45,406	978,085
Poongsan Corp	8,890	803,987
POSCO Holdings Inc	37,987	9,044,308
		10,826,380
TOTAL MATERIALS		25,693,130
Real Estate - 0.0%
Diversified REITs - 0.0%
SK REITs Co Ltd	104,553	400,705
Industrial REITs - 0.0%
ESR Kendall Square REIT Co Ltd	99,064	301,822
Retail REITs - 0.0%
LOTTE Reit Co Ltd	98,122	295,232
TOTAL REAL ESTATE		997,759
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	133,488	5,341,938
Gas Utilities - 0.0%
Korea Gas Corp	15,178	420,062
TOTAL UTILITIES		5,762,000
TOTAL KOREA (SOUTH)		985,954,293
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Kuwait Telecommunications Co	225,721	484,370
Mobile Telecommunications Co KSCP	991,450	1,646,498
TOTAL COMMUNICATION SERVICES		2,130,868
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Humansoft Holding Co KSC	62,297	536,756
Specialty Retail - 0.0%
Ali Alghanim Sons Automotive Co KSCC	86,178	310,926
TOTAL CONSUMER DISCRETIONARY		847,682
Consumer Staples - 0.0%
Food Products - 0.0%
Mezzan Holding Co KSCC	56,939	188,560
Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP	812,144	780,145
Boubyan Bank KSCP	779,430	1,720,787
Burgan Bank SAK	682,386	442,184
Gulf Bank KSCP	1,059,411	1,190,156
Kuwait Finance House KSCP	5,651,684	14,869,947
Kuwait International Bank KSCP	445,619	394,687
Kuwait Projects Co Holding KSCP (d)	1,513,013	376,405
National Bank of Kuwait SAKP	4,251,783	13,166,544
Warba Bank KSCP	1,163,549	1,072,238
		34,013,093
Capital Markets - 0.0%
Boursa Kuwait Securities Co KPSC	61,895	634,872
TOTAL FINANCIALS		34,647,965
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	2,578,443	947,828
Agility Public Warehousing Co KSCC	958,654	421,421
		1,369,249
Electrical Equipment - 0.0%
Gulf Cables & Electrical Industries Group Co. KSCP	55,466	363,030
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	1,029,961	885,411
TOTAL INDUSTRIALS		2,617,690
Materials - 0.0%
Chemicals - 0.0%
Boubyan Petrochemicals Co KSCP	232,131	427,829
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Commercial Real Estate Co KSC	923,519	622,496
Kuwait Real Estate Co KSC	491,130	559,738
Mabanee Co KPSC	356,049	1,165,188
Salhia Real Estate Co KSCP	257,785	327,372
TOTAL REAL ESTATE		2,674,794
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	479,862	225,009
TOTAL KUWAIT		43,760,397
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
RTL Group SA (Germany) (e)	19,892	868,885
SES SA Series A depository receipt	193,158	1,584,402
TOTAL COMMUNICATION SERVICES		2,453,287
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (b)(c)	110,243	1,951,001
Reinet Investments SCA (South Africa)	73,906	2,510,009
TOTAL FINANCIALS		4,461,010
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	62,279	5,030,259
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	24,330	1,053,798
ArcelorMittal SA	243,801	13,287,738
TOTAL MATERIALS		14,341,536
TOTAL LUXEMBOURG		26,286,092
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	1,026,747	5,230,928
MGM China Holdings Ltd	499,200	798,761
Sands China Ltd	1,271,743	2,772,338
SJM Holdings Ltd (d)(e)	1,584,462	486,772
Wynn Macau Ltd	872,971	647,009

TOTAL MACAU		9,935,808
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	622,424	1,247,375
TIME dotCom Bhd	721,303	1,092,384
		2,339,759
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	1,569,160	915,542
CELCOMDIGI BHD	1,849,545	1,529,558
Maxis Bhd	1,294,617	1,254,550
		3,699,650
TOTAL COMMUNICATION SERVICES		6,039,409
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	1,138,657	826,119
Genting Malaysia Bhd	1,578,509	792,858
		1,618,977
Specialty Retail - 0.0%
MR DIY Group M Bhd (b)(c)	1,838,505	853,492
Petronas Dagangan Bhd	163,835	881,101
		1,734,593
TOTAL CONSUMER DISCRETIONARY		3,353,570
Consumer Staples - 0.1%
Beverages - 0.0%
Carlsberg Brewery Malaysia Bhd	109,104	486,013
Fraser & Neave Holdings Bhd	69,988	634,899
Heineken Malaysia Bhd	102,432	622,076
		1,742,988
Food Products - 0.1%
Farm Fresh Bhd	815,000	591,299
IOI Corp Bhd	1,338,094	1,354,387
Kuala Lumpur Kepong Bhd	264,880	1,310,289
Nestle Malaysia Bhd	37,311	1,060,079
PPB Group Bhd	349,600	1,002,151
QL Resources Bhd	932,950	951,410
SD Guthrie Bhd	1,211,796	1,795,254
United Plantations BHD	136,094	1,044,009
		9,108,878
TOTAL CONSUMER STAPLES		10,851,866
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	1,918,558	798,182
Yinson Holdings BHD	714,722	427,890
TOTAL ENERGY		1,226,072
Financials - 0.3%
Banks - 0.3%
Alliance Bank Malaysia Bhd	542,689	720,006
AMMB Holdings Bhd	1,390,493	2,275,160
Bank Islam Malaysia Bhd	533,600	334,346
CIMB Group Holdings Bhd	4,233,367	9,214,178
Hong Leong Bank Bhd	359,555	2,353,252
Malayan Banking Bhd	3,110,371	9,310,598
MBSB Bhd	1,568,198	290,407
Public Bank Bhd	7,606,888	9,397,652
RHB Bank Bhd	994,421	2,131,623
		36,027,222
Capital Markets - 0.0%
Bursa Malaysia Bhd	277,348	636,028
TOTAL FINANCIALS		36,663,250
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Top Glove Corp Bhd	2,871,003	444,270
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	1,140,504	2,592,318
Kpj Healthcare Bhd	1,086,394	763,397
		3,355,715
TOTAL HEALTH CARE		3,799,985
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Frontken Corp Bhd	809,487	788,541
Construction & Engineering - 0.0%
Gamuda Bhd	2,443,094	2,739,340
IJM Corp Bhd	1,294,894	880,344
Kelington Group Bhd	420,200	562,825
Sunway Construction Group Bhd	319,500	479,817
		4,662,326
Industrial Conglomerates - 0.0%
Sime Darby Bhd	1,504,029	824,125
Sunway Bhd	1,322,700	1,932,713
		2,756,838
Marine Transportation - 0.0%
MISC Bhd	757,702	1,537,701
Professional Services - 0.0%
Zetrix Ai Bhd	3,169,994	647,347
TOTAL INDUSTRIALS		10,392,753
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
VS Industry Bhd warrants 9/5/2026 (d)	141,146	179
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	1,520,741	621,105
Malaysian Pacific Industries Bhd	51,942	421,650
ViTrox Corp Bhd	367,382	405,406
		1,448,161
TOTAL INFORMATION TECHNOLOGY		1,448,340
Materials - 0.0%
Chemicals - 0.0%
Hextar Global Bhd	1,162,200	247,653
Petronas Chemicals Group Bhd	1,285,721	1,053,495
Scientex BHD	379,581	371,685
		1,672,833
Construction Materials - 0.0%
Malayan Cement Bhd	288,800	586,098
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	1,927,141	3,695,888
TOTAL MATERIALS		5,954,819
Real Estate - 0.0%
Diversified REITs - 0.0%
Axis Real Estate Investment Trust	1,057,359	541,823
Real Estate Management & Development - 0.0%
Eco World Development Group Bhd	759,500	429,651
IOI Properties Group Bhd	799,163	646,710
Matrix Concepts Holdings Bhd	1,253,800	454,829
Sime Darby Property Bhd	1,760,800	670,015
SP Setia Bhd Group	1,559,362	389,642
		2,590,847
Retail REITs - 0.0%
IGB Real Estate Investment Trust	864,100	642,266
Pavilion Real Estate Investment Trust	1,018,200	501,093
Sunway Real Estate Investment Trust	1,027,036	674,790
		1,818,149
TOTAL REAL ESTATE		4,950,819
Utilities - 0.0%
Electric Utilities - 0.0%
Tenaga Nasional Bhd	1,368,796	4,840,441
Gas Utilities - 0.0%
Petronas Gas Bhd	403,652	1,882,071
Independent Power and Renewable Electricity Producers - 0.0%
Mega First Corp BHD	354,368	292,160
Multi-Utilities - 0.0%
YTL Corp Bhd	1,629,166	859,631
YTL Corp Bhd warrants 6/2/2028 (d)	303,613	53,798
YTL Power International Bhd	1,652,969	1,354,411
YTL Power International Bhd warrants 6/2/2028 (d)	225,613	56,062
		2,323,902
TOTAL UTILITIES		9,338,574
TOTAL MALAYSIA		94,019,457
MAURITIUS - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lighthouse Properties PLC	755,710	402,225
MEXICO - 0.6%
Communication Services - 0.1%
Media - 0.0%
Grupo Televisa SAB	1,238,463	811,421
Megacable Holdings SAB de CV unit	243,975	853,829
		1,665,250
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	9,361,005	9,647,042
TOTAL COMMUNICATION SERVICES		11,312,292
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Alsea SAB de CV	270,352	825,629
Consumer Staples - 0.1%
Beverages - 0.1%
Arca Continental SAB de CV	262,451	2,957,605
Coca-Cola Femsa SAB de CV unit	272,687	2,852,010
Fomento Economico Mexicano SAB de CV unit	890,277	9,291,973
		15,101,588
Consumer Staples Distribution & Retail - 0.0%
Grupo Comercial Chedraui SA de CV	178,200	1,223,315
La Comer SAB de CV (e)	160,108	344,109
Wal-Mart de Mexico SAB de CV Series V	2,675,569	8,490,906
		10,058,330
Food Products - 0.0%
Gruma SAB de CV Series B	80,610	1,451,543
Grupo Bimbo SAB de CV (e)	669,985	2,327,082
Sigma Foods SAB de CV	2,005,625	1,981,984
		5,760,609
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A	793,312	1,757,215
TOTAL CONSUMER STAPLES		32,677,742
Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (b)(c)	421,299	1,237,668
Grupo Financiero Banorte SAB de CV	1,316,069	14,878,449
Grupo Financiero Inbursa SAB de CV Series O	797,813	1,995,902
Regional SAB de CV	136,733	1,220,394
		19,332,413
Capital Markets - 0.0%
Bolsa Mexicana de Valores SAB de CV	264,053	529,586
Consumer Finance - 0.0%
Gentera SAB de CV	585,190	1,632,411
Insurance - 0.0%
Qualitas Controladora SAB de CV (e)	108,491	1,011,904
TOTAL FINANCIALS		22,506,314
Health Care - 0.0%
Pharmaceuticals - 0.0%
Genomma Lab Internacional SAB de CV (e)	405,848	388,755
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	293,038	1,994,892
Passenger Airlines - 0.0%
Controladora Vuela Cia de Aviacion SAB de CV Series A (d)	555,923	538,236
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	149,570	2,176,879
Grupo Aeroportuario del Pacifico SAB de CV Series B	201,754	5,539,346
Grupo Aeroportuario del Sureste SAB de CV Series B	93,712	3,242,116
Promotora y Operadora de Infraestructura SAB de CV	100,288	1,568,132
		12,526,473
TOTAL INDUSTRIALS		15,059,601
Materials - 0.2%
Chemicals - 0.0%
Alpek SAB de CV (d)(e)	870,701	452,390
Orbia Advance Corp SAB de CV (d)	486,511	515,296
		967,686
Construction Materials - 0.0%
Cemex SAB de CV unit	7,907,845	9,810,144
Metals & Mining - 0.2%
Fresnillo PLC	115,452	5,848,373
Grupo Mexico SAB de CV Series B	1,618,765	17,974,443
Industrias Penoles SAB de CV (d)	103,618	6,005,053
Southern Copper Corp	46,453	8,840,935
		38,668,804
TOTAL MATERIALS		49,446,634
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	1,467,489	2,282,350
Industrial REITs - 0.0%
FIBRA Macquarie Mexico (b)(e)	395,726	822,882
Prologis Property Mexico SA de CV	549,751	2,526,036
		3,348,918
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	476,404	1,473,156
TOTAL REAL ESTATE		7,104,424
TOTAL MEXICO		139,321,391
MOROCCO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Aya Gold & Silver Inc (d)	68,825	1,117,051
NETHERLANDS - 2.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	2,027,910	9,931,719
Entertainment - 0.1%
Universal Music Group NV	574,431	14,083,643
Media - 0.0%
Havas NV	41,118	850,402
TOTAL COMMUNICATION SERVICES		24,865,764
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Basic-Fit NV (b)(c)(d)	27,095	1,033,526
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	67,218	4,963,868
Heineken NV	148,865	12,288,756
		17,252,624
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	463,197	18,096,707
Redcare Pharmacy NV (b)(c)(d)(e)	9,327	691,538
		18,788,245
Food Products - 0.0%
JDE Peet's NV	86,597	3,245,722
Magnum Ice Cream Co NV/The	255,206	4,535,811
		7,781,533
TOTAL CONSUMER STAPLES		43,822,402
Energy - 0.0%
Energy Equipment & Services - 0.0%
SBM Offshore NV	73,679	2,639,276
Oil, Gas & Consumable Fuels - 0.0%
Koninklijke Vopak NV	31,015	1,546,278
TOTAL ENERGY		4,185,554
Financials - 0.5%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (b)(c)	304,057	11,194,458
ING Groep NV	1,569,402	46,283,117
		57,477,575
Capital Markets - 0.0%
Euronext NV (b)	39,667	5,543,573
Flow Traders Ltd (d)	22,359	727,779
Van Lanschot Kempen NV depository receipt	17,073	1,034,135
		7,305,487
Financial Services - 0.1%
Adyen NV (b)(c)(d)	13,157	19,509,795
EXOR NV	48,558	3,977,273
		23,487,068
Insurance - 0.1%
ASR Nederland NV	83,209	6,034,293
NN Group NV	139,852	11,070,359
		17,104,652
TOTAL FINANCIALS		105,374,782
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (d)	31,987	26,900,155
Pharming Group NV (d)	344,118	698,325
		27,598,480
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	402,390	11,554,964
Pharmaceuticals - 0.0%
Pharvaris NV (d)	13,366	361,550
TOTAL HEALTH CARE		39,514,994
Industrials - 0.1%
Construction & Engineering - 0.0%
Fugro NV	59,775	825,453
Koninklijke BAM Groep NV	128,861	1,350,269
Koninklijke Heijmans N.V depository receipt	12,960	1,055,379
		3,231,101
Electrical Equipment - 0.0%
TKH Group NV depository receipt	22,272	977,860
Machinery - 0.0%
Aalberts NV	52,855	2,033,673
Professional Services - 0.1%
Arcadis NV (e)	38,801	1,739,446
Randstad NV	57,914	2,067,002
Wolters Kluwer NV	121,642	11,422,562
		15,229,010
Trading Companies & Distributors - 0.0%
IMCD NV	31,134	2,907,351
TOTAL INDUSTRIALS		24,378,995
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
ASM International NV	24,511	20,622,610
ASML Holding NV	201,929	289,547,213
BE Semiconductor Industries NV	37,823	7,375,110
		317,544,933
Software - 0.0%
Nebius Group NV Class A (d)(e)	110,608	9,422,695
Nebius Group NV Class A (Russia) (d)(g)	84,793	0
		9,422,695
TOTAL INFORMATION TECHNOLOGY		326,967,628
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	88,757	6,218,075
Corbion NV	31,206	748,678
		6,966,753
Metals & Mining - 0.0%
AMG Critical Materials NV	19,368	829,238
TOTAL MATERIALS		7,795,991
Real Estate - 0.0%
Retail REITs - 0.0%
Eurocommercial Properties NV	23,807	701,258
Wereldhave NV	24,201	598,117
TOTAL REAL ESTATE		1,299,375
TOTAL NETHERLANDS		579,239,011
NEW ZEALAND - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	1,023,060	1,392,125
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	497,016	3,315,727
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	306,160	7,172,629
Health Care Providers & Services - 0.0%
Ryman Healthcare Ltd (d)	472,967	791,670
TOTAL HEALTH CARE		7,964,299
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (d)	568,550	1,280,292
Passenger Airlines - 0.0%
Air New Zealand Ltd	854,054	298,250
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	876,272	4,358,004
TOTAL INDUSTRIALS		5,936,546
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (d)	87,005	5,679,931
Real Estate - 0.0%
Industrial REITs - 0.0%
Goodman Property Trust	587,949	684,998
Retail REITs - 0.0%
Kiwi Property Group Ltd	962,898	585,558
TOTAL REAL ESTATE		1,270,556
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	446,915	2,515,968
Mercury NZ Ltd	382,783	1,458,898
		3,974,866
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	697,221	2,371,852
TOTAL UTILITIES		6,346,718
TOTAL NEW ZEALAND		31,905,902
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	314,408	5,288,832
Interactive Media & Services - 0.0%
Vend Marketplaces ASA B Shares	91,287	2,523,296
TOTAL COMMUNICATION SERVICES		7,812,128
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (b)(c)	85,866	789,070
Consumer Staples - 0.1%
Food Products - 0.1%
Austevoll Seafood ASA	53,387	513,885
Leroy Seafood Group ASA	142,438	702,243
Mowi ASA	240,835	5,536,667
Orkla ASA	362,063	4,293,401
Salmar ASA	35,560	2,115,766
TOTAL CONSUMER STAPLES		13,161,962
Energy - 0.1%
Energy Equipment & Services - 0.0%
Aker Solutions ASA	190,060	692,706
DOF Group ASA A Shares	74,169	868,726
Odfjell Drilling Ltd	69,215	687,802
TGS ASA	108,218	1,140,654
		3,389,888
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	165,103	4,824,255
BLUENORD ASA (e)	13,362	622,279
DNO ASA A Shares	247,573	415,942
Equinor ASA	396,431	10,655,482
Frontline PLC (Norway)	76,339	2,175,905
		18,693,863
TOTAL ENERGY		22,083,751
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	452,466	13,000,087
SpareBank 1 Nord Norge	53,056	808,966
Sparebank 1 Oestlandet	31,077	632,092
SpareBank 1 SMN	74,640	1,500,783
SpareBank 1 Sor-Norge ASA	108,303	2,188,439
		18,130,367
Insurance - 0.0%
Gjensidige Forsikring ASA	101,970	2,899,059
Protector Forsikring ASA	29,117	1,581,246
Storebrand ASA A Shares	214,220	3,748,099
		8,228,404
TOTAL FINANCIALS		26,358,771
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	229,984	7,893,797
Industrial Conglomerates - 0.0%
Aker ASA A Shares	11,577	1,067,481
Machinery - 0.0%
AutoStore Holdings Ltd (b)(c)(d)	649,647	758,219
TOMRA Systems ASA	117,978	1,569,284
		2,327,503
Marine Transportation - 0.0%
Hoegh Autoliners ASA (e)	61,882	692,040
MPC Container Ships ASA	221,982	429,765
Stolt-Nielsen Ltd	14,899	467,987
Wallenius Wilhelmsen ASA	60,375	700,264
		2,290,056
Passenger Airlines - 0.0%
Norwegian Air Shuttle ASA	307,355	519,571
TOTAL INDUSTRIALS		14,098,408
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Kitron ASA	107,678	921,868
Norbit ASA (e)	19,507	373,105
		1,294,973
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (d)	96,041	1,292,447
Software - 0.0%
LINK Mobility Group Holding ASA (d)(e)	169,315	589,847
TOTAL INFORMATION TECHNOLOGY		3,177,267
Materials - 0.0%
Chemicals - 0.0%
Elkem ASA (b)(c)	168,600	501,397
Metals & Mining - 0.0%
Norsk Hydro ASA	716,349	6,359,664
TOTAL MATERIALS		6,861,061
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Entra ASA (b)(c)	33,645	394,776
Public Property Invest AS	144,047	356,733
TOTAL REAL ESTATE		751,509
TOTAL NORWAY		95,093,927
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	34,759	12,403,054
Intercorp Financial Services Inc (United States) (c)	19,479	954,081
TOTAL FINANCIALS		13,357,135
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	86,959	2,979,216
Hochschild Mining PLC	178,197	1,648,330
TOTAL MATERIALS		4,627,546
TOTAL PERU		17,984,681
PHILIPPINES - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Converge Information and Communications Technology Solutions Inc	1,185,135	311,759
Wireless Telecommunication Services - 0.0%
PLDT Inc	41,694	950,911
TOTAL COMMUNICATION SERVICES		1,262,670
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
DigiPlus Interactive Corp	810,010	180,361
Jollibee Foods Corp	276,524	962,068
TOTAL CONSUMER DISCRETIONARY		1,142,429
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Puregold Price Club Inc	582,182	353,720
Food Products - 0.0%
Century Pacific Food Inc	692,332	447,083
Universal Robina Corp	519,961	626,539
		1,073,622
TOTAL CONSUMER STAPLES		1,427,342
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Semirara Mining & Power Corp	557,247	300,741
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	1,032,203	2,172,229
BDO Unibank Inc	1,272,606	2,915,725
Metropolitan Bank & Trust Co	1,027,106	1,272,498
TOTAL FINANCIALS		6,360,452
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Aboitiz Equity Ventures Inc	1,001,100	540,286
Ayala Corp	143,214	1,229,858
DMCI Holdings Inc	1,754,526	321,589
GT Capital Holdings Inc	51,379	584,224
JG Summit Holdings Inc	1,477,011	696,863
SM Investments Corp	130,755	1,553,371
		4,926,191
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	533,156	5,809,091
TOTAL INDUSTRIALS		10,735,282
Real Estate - 0.0%
Office REITs - 0.0%
AREIT Inc	663,731	488,315
RL Commercial REIT Inc	3,673,500	450,128
		938,443
Real Estate Management & Development - 0.0%
Ayala Land Inc	3,570,497	1,287,675
SM Prime Holdings Inc	5,385,657	1,974,292
		3,261,967
TOTAL REAL ESTATE		4,200,410
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	152,498	1,526,986
Water Utilities - 0.0%
Manila Water Co Inc	543,600	374,562
TOTAL UTILITIES		1,901,548
TOTAL PHILIPPINES		27,330,874
POLAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cyfrowy Polsat SA (d)(e)	148,773	560,045
Orange Polska SA	355,322	1,151,571
		1,711,616
Entertainment - 0.0%
CD Projekt SA	34,062	2,490,658
TOTAL COMMUNICATION SERVICES		4,202,274
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	410,583	3,376,649
Pepco Group NV (c)(e)	89,630	732,580
		4,109,229
Specialty Retail - 0.0%
Auto Partner SA (c)(e)	50,512	268,127
CCC SA (d)(e)	28,030	929,337
		1,197,464
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	580	3,207,712
TOTAL CONSUMER DISCRETIONARY		8,514,405
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	257,219	2,719,876
Zabka Group SA (d)	221,595	1,347,157
TOTAL CONSUMER STAPLES		4,067,033
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	298,977	9,084,592
Financials - 0.3%
Banks - 0.2%
Alior Bank SA	48,511	1,585,175
Bank Handlowy w Warszawie SA	17,380	564,495
Bank Millennium SA (d)	321,713	1,557,406
Bank Polska Kasa Opieki SA	94,235	5,750,112
mBank SA (d)	7,721	2,255,671
Powszechna Kasa Oszczednosci Bank Polski SA	451,664	11,768,943
Santander Bank Polska SA	21,223	3,340,248
		26,822,050
Capital Markets - 0.0%
XTB SA (b)(c)	41,693	995,093
Consumer Finance - 0.0%
KRUK SA (e)	9,360	1,287,955
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	309,032	6,095,402
TOTAL FINANCIALS		35,200,500
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Diagnostyka SA	9,510	507,887
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (d)	129,682	2,029,085
Construction & Engineering - 0.0%
Budimex SA	6,672	1,293,463
Professional Services - 0.0%
Benefit Systems SA (d)	1,531	1,654,669
TOTAL INDUSTRIALS		4,977,217
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	28,089	1,712,378
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	5,095	1,462,679
KGHM Polska Miedz SA (d)	72,874	6,811,556
TOTAL MATERIALS		8,274,235
Utilities - 0.0%
Electric Utilities - 0.0%
Enea SA	143,692	889,733
PGE Polska Grupa Energetyczna SA (d)	479,807	1,355,830
Tauron Polska Energia SA (d)	554,268	1,714,440
TOTAL UTILITIES		3,960,003
TOTAL POLAND		80,500,524
PORTUGAL - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NOS SGPS SA	114,794	596,671
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	149,230	3,521,876
Sonae SGPS SA	447,665	939,232
TOTAL CONSUMER STAPLES		4,461,108
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	215,823	4,279,966
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	3,978,543	4,312,279
Industrials - 0.0%
Air Freight & Logistics - 0.0%
CTT-Correios de Portugal SA	60,425	486,333
Construction & Engineering - 0.0%
Mota-Engil SGPS SA (e)	50,480	266,631
TOTAL INDUSTRIALS		752,964
Materials - 0.0%
Paper & Forest Products - 0.0%
Navigator Co SA/The (e)	169,412	641,395
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	1,641,073	8,397,627
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	214,579	874,968
TOTAL UTILITIES		9,272,595
TOTAL PORTUGAL		24,316,978
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	508,489	1,983,121
Wireless Telecommunication Services - 0.0%
Vodafone Qatar PQSC	928,773	648,942
TOTAL COMMUNICATION SERVICES		2,632,063
Energy - 0.0%
Energy Equipment & Services - 0.0%
Gulf International Services QSC	637,994	489,578
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	294,970	1,255,709
Qatar Gas Transport Co Ltd	1,459,755	1,924,423
		3,180,132
TOTAL ENERGY		3,669,710
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	3,233,436	2,018,566
Commercial Bank of Qatar	1,731,876	2,259,382
Doha Bank QPSC	1,454,905	1,102,867
Dukhan Bank	1,053,701	1,031,417
Qatar International Islamic Bank QSC	523,330	1,639,988
Qatar Islamic Bank QPSC	926,744	6,363,252
Qatar National Bank QPSC	2,389,815	12,995,973
TOTAL FINANCIALS		27,411,445
Industrials - 0.0%
Construction & Engineering - 0.0%
Estithmar Holding QPSC	531,313	588,077
Industrial Conglomerates - 0.0%
Industries Qatar QSC	764,170	2,669,663
Marine Transportation - 0.0%
Qatar Navigation QSC	533,330	1,655,213
TOTAL INDUSTRIALS		4,912,953
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	2,867,112	861,473
Metals & Mining - 0.0%
Qatar Aluminum Manufacturing Co	1,496,830	775,342
TOTAL MATERIALS		1,636,815
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	1,193,315	897,035
United Development Co QSC	1,048,231	277,532
TOTAL REAL ESTATE		1,174,567
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	230,467	968,455
TOTAL QATAR		42,406,008
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	307,332	2,798,760
RUSSIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Rostelecom PJSC (d)(g)	298,140	0
Interactive Media & Services - 0.0%
VK IPJSC (d)(g)	35,535	0
VK IPJSC GDR (c)(d)(g)	4,260	0
		0
Wireless Telecommunication Services - 0.0%
Sistema AFK PAO GDR (c)(d)(g)	40,315	0
TOTAL COMMUNICATION SERVICES		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (d)(g)	17,054	0
Specialty Retail - 0.0%
Detsky Mir PJSC (b)(c)(d)(g)	227,830	0
TOTAL CONSUMER DISCRETIONARY		0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (d)(g)	3,442,771	0
LUKOIL PJSC (d)(g)	120,075	0
Rosneft Oil Co PJSC (d)(g)	315,946	0
Surgutneftegas PAO (d)(g)	2,091,286	0
Tatneft PJSC (d)(g)	399,435	0
TOTAL ENERGY		0
Financials - 0.0%
Banks - 0.0%
Credit Bank of Moscow PJSC (d)(g)	4,537,000	1
Sberbank of Russia PJSC (d)(g)	3,156,853	0
VTB Bank PJSC (d)(g)	192,769	0
		1
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (d)(g)	449,874	0
TKS Holding MKPAO JSC (d)(g)	2,047	0
		0
TOTAL FINANCIALS		1
Industrials - 0.0%
Passenger Airlines - 0.0%
Aeroflot PJSC (d)(g)	402,869	0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (c)(d)(g)	277	0
Metals & Mining - 0.0%
Alrosa PJSC (d)(g)	739,283	0
GMK Norilskiy Nickel PAO (d)(g)	1,831,800	0
Novolipetsk Steel PJSC (d)(g)	409,801	0
Polyus PJSC (d)(g)	100,380	0
Severstal PAO (d)(g)	63,766	0
United Co RUSAL International PJSC (Russia) (d)(g)	983,490	0
		0
Paper & Forest Products - 0.0%
Segezha Group PJSC (b)(c)(d)(g)	1,842,700	0
TOTAL MATERIALS		0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (d)(g)	11,220,073	2
Independent Power and Renewable Electricity Producers - 0.0%
Unipro PAO (d)(g)	8,778,000	1
TOTAL UTILITIES		3
TOTAL RUSSIA		4
SAUDI ARABIA - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Etihad GO Telecom Co	11,146	276,666
Saudi Telecom Co	1,031,533	12,211,072
		12,487,738
Media - 0.0%
Arabian Contracting Services Co (d)	13,126	432,901
Saudi Research & Media Group (d)	20,515	655,264
		1,088,165
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	200,287	3,759,353
Mobile Telecommunications Co Saudi Arabia	275,302	804,466
		4,563,819
TOTAL COMMUNICATION SERVICES		18,139,722
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
National Co For Learning & Education	12,879	442,268
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (d)	302,655	1,332,240
Jahez International Co (d)	61,576	230,005
Leejam Sports Co JSC	14,541	393,115
Seera Group Holding (d)	79,794	570,155
		2,525,515
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	27,384	872,474
Jarir Marketing Co	326,239	1,241,217
Saudi Automotive Services Co (d)	24,918	340,815
United Electronics Co	24,903	583,949
		3,038,455
TOTAL CONSUMER DISCRETIONARY		6,006,238
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	261,884	465,019
Al-Dawaa Medical Services Co	25,062	342,450
BinDawood Holding Co	250,783	330,303
		1,137,772
Food Products - 0.0%
Almarai Co JSC	257,078	3,022,673
National Agriculture Development Co/The (d)	91,634	483,249
Saudia Dairy & Foodstuff Co	9,175	591,494
Savola Group/The (d)	96,588	613,670
		4,711,086
TOTAL CONSUMER STAPLES		5,848,858
Energy - 0.1%
Energy Equipment & Services - 0.0%
Ades Holding Co	185,006	948,534
Arabian Drilling Co	16,035	449,323
		1,397,857
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (b)(c)	3,098,726	21,315,256
TOTAL ENERGY		22,713,113
Financials - 0.5%
Banks - 0.4%
Al Rajhi Bank	1,018,565	29,111,944
Alinma Bank	644,700	4,895,368
Arab National Bank	471,348	2,865,261
Bank Al-Jazira	369,656	1,234,912
Bank AlBilad	400,197	2,836,067
Banque Saudi Fransi	660,375	3,178,012
Riyad Bank	768,854	5,760,204
Saudi Awwal Bank	539,884	5,135,858
Saudi Investment Bank/The	345,202	1,288,514
Saudi National Bank/The	1,530,166	18,301,450
		74,607,590
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	26,031	1,115,306
Insurance - 0.1%
Al Rajhi Co for Co-operative Insurance (d)	27,012	598,474
Bupa Arabia for Cooperative Insurance Co	44,221	1,945,361
Co for Cooperative Insurance/The	41,208	1,505,185
Rasan Information Technology Co (d)	23,434	874,706
Saudi Reinsurance Co	48,829	363,220
		5,286,946
TOTAL FINANCIALS		81,009,842
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	48,101	356,779
Dallah Healthcare Co	22,239	735,232
Dr Sulaiman Al Habib Medical Services Group Co	44,667	3,115,389
Middle East Healthcare Co	25,230	239,068
Mouwasat Medical Services Co	52,529	974,756
National Medical Care Co	13,612	575,226
Saudi Chemical Co Holding	226,168	461,900
		6,458,350
Pharmaceuticals - 0.0%
Jamjoom Pharmaceuticals Factory Co	12,023	449,416
Saudi Pharmaceutical Industries & Medical Appliances Corp (d)	45,475	334,876
		784,292
TOTAL HEALTH CARE		7,242,642
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	19,797	951,662
Commercial Services & Supplies - 0.0%
Catrion Catering Holding Co	23,436	506,436
Electrical Equipment - 0.0%
Electrical Industries Co	282,644	1,030,893
Ground Transportation - 0.0%
United International Transportation Co	26,130	421,833
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	21,564	862,399
Passenger Airlines - 0.0%
flynas Co SJSC (d)	31,296	508,987
Transportation Infrastructure - 0.0%
Saudi Ground Services Co	53,550	527,976
TOTAL INDUSTRIALS		4,810,186
Information Technology - 0.0%
IT Services - 0.0%
Al Moammar Information Systems Co	9,556	458,348
Arabian Internet & Communications Services Co	15,223	951,361
Elm Co	12,793	2,646,804
TOTAL INFORMATION TECHNOLOGY		4,056,513
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (d)	79,612	551,449
National Industrialization Co (d)	218,002	541,706
SABIC Agri-Nutrients Co	122,155	4,071,073
Sahara International Petrochemical Co	188,993	771,955
Saudi Basic Industries Corp	467,325	7,083,325
Saudi Industrial Investment Group	208,231	694,529
Saudi Kayan Petrochemical Co (d)	446,196	582,921
Yanbu National Petrochemical Co	143,321	1,031,719
		15,328,677
Construction Materials - 0.0%
Qassim Cement Co/The	33,079	377,471
Riyadh Cement Co	49,277	325,824
Saudi Cement Co	51,962	499,297
Southern Province Cement Co	58,338	356,651
Yamama Cement Co	59,695	427,814
Yanbu Cement Co	61,365	255,394
		2,242,451
Metals & Mining - 0.1%
Al Masane Al Kobra Mining Co	25,347	789,327
East Pipes Integrated Co for Industry	10,189	413,460
Saudi Arabian Mining Co (d)	709,171	14,615,651
		15,818,438
TOTAL MATERIALS		33,389,566
Real Estate - 0.0%
Diversified REITs - 0.0%
Al Rajhi REIT	150,463	322,131
Jadwa REIT Saudi Fund	132,966	400,596
		722,727
Real Estate Management & Development - 0.0%
Arabian Centres Co (b)(c)	121,269	630,481
Arriyadh Development Co	69,127	398,650
Dar Al Arkan Real Estate Development Co (d)	278,135	1,380,775
Emaar Economic City (d)	119,318	313,350
Makkah Construction & Development Co	54,205	1,306,458
Retal Urban Development Co	136,690	463,566
Saudi Real Estate Co (d)	92,939	358,554
Taiba Investments Co	69,698	681,984
		5,533,818
TOTAL REAL ESTATE		6,256,545
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Electricity Co	432,837	1,661,784
Gas Utilities - 0.0%
National Gas & Industrialization Co	22,841	541,992
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (d)	80,901	4,039,981
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu (d)	47,907	414,095
Water Utilities - 0.0%
AlKhorayef Water & Power Technologies Co	10,881	359,151
TOTAL UTILITIES		7,017,003
TOTAL SAUDI ARABIA		196,490,228
SINGAPORE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NETLINK NBN TRUST (c)	1,604,453	1,236,038
Singapore Telecommunications Ltd	3,857,860	13,921,825
		15,157,863
Wireless Telecommunication Services - 0.0%
StarHub Ltd	407,854	365,501
TOTAL COMMUNICATION SERVICES		15,523,364
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (d)	199,223	23,207,487
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	3,134,362	1,810,987
TOTAL CONSUMER DISCRETIONARY		25,018,474
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Olam Group Ltd	630,083	440,825
Sheng Siong Group Ltd	408,743	873,973
TOTAL CONSUMER STAPLES		1,314,798
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BW LPG Ltd (b)(c)	51,251	807,839
Hafnia Ltd	152,758	939,342
TOTAL ENERGY		1,747,181
Financials - 0.5%
Banks - 0.5%
DBS Group Holdings Ltd	1,102,230	51,294,723
Oversea-Chinese Banking Corp Ltd	1,755,331	29,294,613
United Overseas Bank Ltd	644,473	19,423,875
		100,013,211
Capital Markets - 0.0%
iFAST Corp Ltd	92,980	770,387
Singapore Exchange Ltd	440,070	6,098,918
Yangzijiang Financial Holding Ltd	971,401	271,085
		7,140,390
TOTAL FINANCIALS		107,153,601
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Raffles Medical Group Ltd	459,968	359,774
Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	814,933	6,278,078
Air Freight & Logistics - 0.0%
Singapore Post Ltd (e)	1,069,907	332,217
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	1,160,034	1,340,500
Grab Holdings Ltd Class A (d)	1,244,894	5,353,045
		6,693,545
Industrial Conglomerates - 0.0%
Keppel Ltd	752,796	6,468,092
Machinery - 0.0%
Seatrium Ltd (e)	1,159,261	1,922,837
Marine Transportation - 0.0%
Yangzijiang Maritime Development Ltd (e)	1,133,601	534,675
Passenger Airlines - 0.0%
Singapore Airlines Ltd	788,361	3,935,298
Transportation Infrastructure - 0.0%
SATS Ltd	486,987	1,450,893
SIA Engineering Co Ltd	186,943	484,955
		1,935,848
TOTAL INDUSTRIALS		28,100,590
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	161,647	2,077,610
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	353,957	10,000,283
UMS Integration Ltd (e)	500,866	527,600
		10,527,883
TOTAL INFORMATION TECHNOLOGY		12,605,493
Materials - 0.0%
Chemicals - 0.0%
Keppel Infrastructure Trust	2,212,027	904,217
Real Estate - 0.2%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	3,099,985	5,824,200
Mapletree Pan Asia Commercial Trust	1,264,453	1,451,224
Stoneweg Europe Stapled Trust unit	206,627	389,431
Suntec Real Estate Investment Trust	998,257	1,130,013
		8,794,868
Health Care REITs - 0.0%
Parkway Life Real Estate Investment Trust	277,073	888,655
Hotel & Resort REITs - 0.0%
CapitaLand Ascott Trust unit	1,575,439	1,213,686
CDL Hospitality Trusts unit	529,885	360,310
Far East Hospitality Trust unit (e)	642,126	307,914
		1,881,910
Industrial REITs - 0.1%
AIMS APAC REIT	367,667	433,535
CapitaLand Ascendas REIT	2,029,758	4,547,450
ESR-REIT	342,428	734,870
Frasers Logistics & Commercial Trust (c)	1,768,005	1,403,730
Mapletree Industrial Trust (e)	1,083,910	1,797,854
Mapletree Logistics Trust	1,818,775	1,930,152
		10,847,591
Office REITs - 0.0%
Keppel REIT	2,246,285	1,739,321
Real Estate Management & Development - 0.0%
Capitaland India Trust	526,382	513,099
CapitaLand Investment Ltd/Singapore	1,251,324	3,029,698
City Developments Ltd	273,110	1,992,344
UOL Group Ltd	240,416	2,048,667
		7,583,808
Retail REITs - 0.0%
CapitaLand China Trust	863,362	532,772
Frasers Centrepoint Trust	688,938	1,213,129
Lendlease Global Commercial REIT	1,323,929	666,075
Starhill Global REIT	817,117	378,979
		2,790,955
Specialized REITs - 0.0%
Keppel DC REIT	1,112,953	1,994,759
NTT DC REIT	505,000	515,100
		2,509,859
TOTAL REAL ESTATE		37,036,967
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Kenon Holdings Ltd/Singapore	11,081	791,487
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	467,417	2,215,647
TOTAL UTILITIES		3,007,134
TOTAL SINGAPORE		232,771,593
SOUTH AFRICA - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telkom SA SOC Ltd	147,019	535,050
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	906,848	10,070,162
Vodacom Group Ltd	316,329	2,917,935
		12,988,097
TOTAL COMMUNICATION SERVICES		13,523,147
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	407,130	24,926,642
Woolworths Holdings Ltd/South Africa	503,833	1,691,510
		26,618,152
Specialty Retail - 0.0%
Foschini Group Ltd	173,606	910,142
Motus Holdings Ltd	95,451	748,925
Mr Price Group Ltd	142,277	1,562,367
Pepkor Holdings Ltd (b)(c)	1,817,576	2,969,875
Truworths International Ltd	217,502	807,275
We Buy Cars Holdings Ltd	172,829	485,508
		7,484,092
TOTAL CONSUMER DISCRETIONARY		34,102,244
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	173,815	4,298,081
Boxer Retail Ltd (e)	93,241	419,614
Clicks Group Ltd	124,193	2,474,246
Dis-Chem Pharmacies Ltd (b)(c)(e)	280,672	622,287
Pick n Pay Stores Ltd (d)	333,967	493,833
Shoprite Holdings Ltd	244,908	4,040,737
SPAR Group Ltd/The (d)	112,848	620,747
		12,969,545
Food Products - 0.0%
AVI Ltd	168,930	1,116,684
Tiger Brands Ltd	79,938	1,661,933
		2,778,617
TOTAL CONSUMER STAPLES		15,748,162
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	128,333	1,462,925
Thungela Resources Ltd (e)	72,147	442,539
TOTAL ENERGY		1,905,464
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	436,730	6,881,802
Capitec Bank Holdings Ltd	44,807	12,030,400
Nedbank Group Ltd	239,596	3,888,355
Standard Bank Group Ltd	677,926	12,458,911
		35,259,468
Capital Markets - 0.0%
Investec Ltd	126,890	1,020,168
Jse Limited	58,983	539,694
Ninety One Ltd	130,608	448,291
		2,008,153
Financial Services - 0.1%
FirstRand Ltd	2,608,451	14,878,229
Remgro Ltd	261,626	2,960,760
		17,838,989
Insurance - 0.0%
Discovery Ltd	297,788	4,283,971
Momentum Group Ltd	644,899	1,501,745
Old Mutual Ltd	2,193,654	2,105,322
OUTsurance Group Ltd	442,721	1,933,627
Sanlam Ltd	926,908	5,806,745
Santam Ltd	21,355	562,024
		16,193,434
TOTAL FINANCIALS		71,300,044
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Life Healthcare Group Holdings Ltd	794,625	540,443
Netcare Ltd	675,408	647,936
		1,188,379
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	199,160	1,325,059
TOTAL HEALTH CARE		2,513,438
Industrials - 0.0%
Construction & Engineering - 0.0%
Wilson Bayly Holmes-Ovcon Ltd	34,889	373,965
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	167,654	2,425,899
Reunert Ltd	113,361	433,027
		2,858,926
TOTAL INDUSTRIALS		3,232,891
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
DataTec Ltd	106,423	504,071
Materials - 0.4%
Chemicals - 0.0%
AECI Ltd	71,408	418,936
Omnia Holdings Ltd	102,417	534,507
Sasol Ltd (d)	300,806	2,124,679
		3,078,122
Metals & Mining - 0.4%
African Rainbow Minerals Ltd	61,546	900,656
Anglo American PLC	581,759	26,974,894
DRDGOLD Ltd	237,148	740,501
Gold Fields Ltd	465,414	23,016,897
Harmony Gold Mining Co Ltd	298,652	6,345,928
Impala Platinum Holdings Ltd	471,919	8,796,216
Northam Platinum Holdings Ltd	188,178	4,483,428
Pan African Resources PLC	1,083,679	1,960,331
Sibanye Stillwater Ltd (d)	1,476,783	6,427,565
Valterra Platinum Ltd	138,157	12,413,151
		92,059,567
Paper & Forest Products - 0.0%
Sappi Ltd (d)	336,311	371,375
TOTAL MATERIALS		95,509,064
Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	1,756,161	1,917,908
Redefine Properties Ltd	3,823,942	1,467,006
		3,384,914
Industrial REITs - 0.0%
Equites Property Fund Ltd	494,399	550,036
Real Estate Management & Development - 0.0%
Fortress Real Estate Investments Ltd Class B	657,119	961,407
Retail REITs - 0.0%
Hyprop Investments Ltd	212,818	743,383
Resilient REIT Ltd	149,190	743,439
Vukile Property Fund Ltd	721,958	1,104,426
		2,591,248
TOTAL REAL ESTATE		7,487,605
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Scatec ASA (b)(c)(d)	67,280	805,502
TOTAL SOUTH AFRICA		246,631,632
SPAIN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (b)(c)	257,250	7,956,786
Telefonica SA	1,916,429	7,758,283
		15,715,069
Media - 0.0%
Atresmedia Corp de Medios de Comunicacion SA	55,136	343,116
TOTAL COMMUNICATION SERVICES		16,058,185
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
CIE Automotive SA	23,793	812,247
Gestamp Automocion SA (b)(c)	90,895	326,675
		1,138,922
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	233,129	15,630,523
AmRest Holdings SE (e)	57,586	220,101
eDreams ODIGEO SA (d)	47,279	196,147
HBX Group International PLC (d)	39,518	366,310
Melia Hotels International SA	67,097	598,887
		17,011,968
Household Durables - 0.0%
Neinor Homes SA (b)(c)	25,351	604,001
Specialty Retail - 0.2%
Industria de Diseno Textil SA	566,056	36,833,340
TOTAL CONSUMER DISCRETIONARY		55,588,231
Consumer Staples - 0.0%
Food Products - 0.0%
Viscofan SA	20,292	1,356,596
Energy - 0.1%
Energy Equipment & Services - 0.0%
Tecnicas Reunidas SA (d)	23,054	871,186
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	585,047	11,526,073
TOTAL ENERGY		12,397,259
Financials - 1.0%
Banks - 1.0%
Banco Bilbao Vizcaya Argentaria SA	2,994,538	76,012,381
Banco de Sabadell SA	2,616,975	10,252,214
Banco Santander SA	7,721,846	98,593,063
Bankinter SA	351,673	6,011,058
CaixaBank SA	2,015,870	26,609,866
Unicaja Banco SA (b)(c)	551,227	1,885,703
		219,364,285
Insurance - 0.0%
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	328,280	457,613
Mapfre SA	480,221	2,196,089
		2,653,702
TOTAL FINANCIALS		222,017,987
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (e)	157,133	2,009,720
Pharma Mar SA	7,417	694,107
		2,703,827
Pharmaceuticals - 0.0%
Almirall SA	46,295	692,532
Laboratorios Farmaceuticos Rovi SA	10,638	906,642
		1,599,174
TOTAL HEALTH CARE		4,303,001
Industrials - 0.1%
Air Freight & Logistics - 0.0%
Logista Integral SA	33,115	1,209,773
Commercial Services & Supplies - 0.0%
Befesa SA (b)(c)	20,099	738,078
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	91,816	10,301,148
ACS Actividades de Construccion y Servicios SA rights 2/3/2026 (d)	90,741	49,908
Elecnor SA	22,510	717,752
Sacyr SA	291,765	1,371,616
Sacyr SA rights 1/27/2026 (d)	291,765	17,147
		12,457,571
Machinery - 0.0%
Construcciones y Auxiliar de Ferrocarriles SA	10,814	721,674
Fluidra SA	50,719	1,474,137
		2,195,811
Transportation Infrastructure - 0.0%
Aena SME SA (b)(c)	387,428	12,045,807
TOTAL INDUSTRIALS		28,647,040
Information Technology - 0.0%
IT Services - 0.0%
Indra Sistemas SA (e)	41,031	2,655,531
Materials - 0.0%
Containers & Packaging - 0.0%
Vidrala SA	13,415	1,404,100
Metals & Mining - 0.0%
Atalaya Mining Copper SA	58,163	818,158
Paper & Forest Products - 0.0%
Ence Energia y Celulosa SA (d)(e)	124,334	328,066
TOTAL MATERIALS		2,550,324
Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	203,609	3,019,263
Office REITs - 0.0%
Colonial SFL Socimi SA	145,130	896,275
TOTAL REAL ESTATE		3,915,538
Utilities - 0.4%
Electric Utilities - 0.4%
Acciona SA	12,934	2,781,101
Endesa SA (e)	160,621	5,919,290
Iberdrola SA	3,276,975	73,675,415
Iberdrola SA	43,577	977,552
Redeia Corp SA	208,418	3,601,870
		86,955,228
Gas Utilities - 0.0%
Enagas SA	121,344	1,997,151
Naturgy Energy Group SA	124,590	3,910,639
		5,907,790
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	162,951	2,472,371
Grenergy Renovables SA (d)	7,497	853,999
Solaria Energia y Medio Ambiente SA (d)	38,062	838,721
		4,165,091
TOTAL UTILITIES		97,028,109
TOTAL SPAIN		446,517,801
SWEDEN - 2.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	1,211,035	5,513,047
Entertainment - 0.0%
Coffee Stain Group AB B Shares	99,497	207,092
Embracer Group AB B Shares (d)(e)	76,050	415,575
Modern Times Group MTG AB B Shares (d)	52,893	618,149
Paradox Interactive AB	23,075	335,472
		1,576,288
Interactive Media & Services - 0.0%
Hemnet Group AB	48,047	765,407
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	279,862	5,119,676
TOTAL COMMUNICATION SERVICES		12,974,418
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Dometic Group AB (b)	179,077	771,996
Broadline Retail - 0.0%
Boozt AB (b)(c)(d)	35,269	358,134
Diversified Consumer Services - 0.0%
AcadeMedia AB (b)(c)	47,144	498,565
Hotels, Restaurants & Leisure - 0.0%
Betsson AB B Shares	60,046	705,115
Evolution AB (b)	68,685	4,461,537
Scandic Hotels Group AB (b)(c)	83,082	829,188
SkiStar AB B Shares	22,303	420,395
		6,416,235
Household Durables - 0.0%
Electrolux AB B Shares (d)	131,353	1,058,492
JM AB	41,916	642,798
		1,701,290
Leisure Products - 0.0%
Asmodee Group AB B Shares (d)	84,049	1,007,739
MIPS AB (c)	16,109	500,586
Thule Group AB (b)(c)	60,747	1,451,245
		2,959,570
Specialty Retail - 0.1%
Bilia AB A Shares	36,979	523,497
Clas Ohlson AB B Shares	21,747	744,635
H & M Hennes & Mauritz AB B Shares	256,177	5,129,292
Synsam AB	66,328	487,733
		6,885,157
Textiles, Apparel & Luxury Goods - 0.0%
New Wave Group AB B Shares	50,514	605,091
TOTAL CONSUMER DISCRETIONARY		20,196,038
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Apotea Sverige AB (d)	35,856	239,791
Axfood AB B Shares	57,950	1,984,905
		2,224,696
Food Products - 0.0%
AAK AB	97,225	2,706,910
Cloetta AB B Shares	101,123	494,291
		3,201,201
Household Products - 0.0%
Essity AB B Shares	304,581	8,999,800
TOTAL CONSUMER STAPLES		14,425,697
Financials - 0.5%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	771,636	16,576,205
Svenska Handelsbanken AB A Shares	751,161	11,842,100
Swedbank AB A1 Shares	435,894	16,965,978
		45,384,283
Capital Markets - 0.1%
Avanza Bank Holding AB	66,311	2,586,929
Bure Equity AB	30,966	764,112
EQT AB	255,799	9,706,434
Nordnet AB	70,675	2,288,259
Nordnet AB (d)(g)	492	0
Ratos AB B Shares	125,059	534,072
		15,879,806
Financial Services - 0.2%
Creades AB A Shares	47,408	368,832
Industrivarden AB A Shares	79,115	3,952,420
Industrivarden AB C Shares	60,830	3,044,402
Investor AB B Shares	934,403	36,001,921
Kinnevik AB B Shares (d)	129,578	1,061,936
L E Lundbergforetagen AB B Shares	40,509	2,410,303
Svolder AB B Shares	66,909	412,383
		47,252,197
TOTAL FINANCIALS		108,516,286
Health Care - 0.1%
Biotechnology - 0.1%
BioArctic AB B Shares (b)(c)(d)(e)	23,543	843,135
BioGaia AB B Shares	48,026	590,923
BoneSupport Holding AB (b)(c)(d)(e)	30,452	632,458
Swedish Orphan Biovitrum AB B Shares (d)	102,013	3,859,488
Vitrolife AB	44,198	576,571
		6,502,575
Health Care Equipment & Supplies - 0.0%
Arjo AB B Shares	139,303	417,870
Elekta AB B Shares	199,492	1,281,049
Getinge AB B Shares	119,321	2,617,494
Vimian Group AB (d)	128,638	385,588
Xvivo Perfusion AB (d)(e)	16,709	422,438
		5,124,439
Health Care Providers & Services - 0.0%
Ambea AB (b)(c)	39,198	598,476
Asker Healthcare Group AB (d)	112,689	949,713
Attendo AB (b)(c)	61,666	615,448
Medicover Ab B Shares	37,027	841,759
		3,005,396
Health Care Technology - 0.0%
RaySearch Laboratories AB B Shares	17,340	370,257
Sectra AB B Shares	75,228	1,859,692
		2,229,949
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	63,948	979,950
Medcap AB (d)	7,793	428,691
		1,408,641
Pharmaceuticals - 0.0%
Camurus AB (d)	20,791	1,558,012
TOTAL HEALTH CARE		19,829,012
Industrials - 1.0%
Aerospace & Defense - 0.1%
INVISIO AB	20,859	610,022
Mildef Group AB (e)	25,077	368,519
Saab AB B Shares	166,904	13,022,333
		14,000,874
Building Products - 0.2%
Assa Abloy AB B Shares	511,816	20,694,734
Inwido AB	32,733	565,179
Lindab International AB	41,592	874,097
Munters Group AB (b)(c)	68,420	1,348,045
Nibe Industrier AB B Shares	793,274	3,036,839
		26,518,894
Commercial Services & Supplies - 0.0%
Bravida Holding AB (b)(c)	108,719	1,073,459
Loomis AB	38,988	1,617,734
Sdiptech AB B Shares (d)	20,495	392,759
Securitas AB B Shares	253,279	4,182,693
		7,266,645
Construction & Engineering - 0.0%
Instalco AB (c)	130,318	373,361
NCC AB B Shares	44,902	1,151,346
Peab AB B Shares	104,073	1,039,854
Skanska AB B Shares	176,740	5,375,119
Sweco AB B Shares	115,260	1,908,599
		9,848,279
Electrical Equipment - 0.0%
AQ Group AB	33,335	733,127
Plejd AB (d)	3,877	376,492
		1,109,619
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	78,794	1,964,653
Lifco AB B Shares	121,398	4,173,120
Nolato AB B Shares	126,281	825,097
Storskogen Group AB B Shares	806,300	978,513
		7,941,383
Machinery - 0.7%
Alfa Laval AB	147,866	8,588,927
Alimak Group AB (b)(c)	38,408	588,139
Atlas Copco AB A Shares	1,300,827	26,825,913
Atlas Copco AB B Shares	916,306	16,474,477
Electrolux Professional AB B Shares	130,966	904,228
Epiroc AB A Shares	340,877	9,555,870
Epiroc AB B Shares	202,575	5,053,288
Husqvarna AB B Shares	192,369	985,439
Indutrade AB	142,827	3,351,203
Sandvik AB	546,647	21,585,094
SKF AB B Shares	176,247	4,602,307
Trelleborg AB B Shares	105,125	4,248,667
Troax Group AB	24,260	394,914
VBG Group AB B Shares	10,540	454,850
Volvo AB A Shares	82,927	3,016,374
Volvo AB B Shares	736,869	26,775,925
		133,405,615
Professional Services - 0.0%
AFRY AB B Shares	60,994	967,550
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	136,121	4,443,894
Beijer Ref AB B Shares	216,133	3,077,909
Bufab AB	76,642	850,784
		8,372,587
TOTAL INDUSTRIALS		209,431,446
Information Technology - 0.2%
Communications Equipment - 0.1%
HMS Networks AB (d)	18,658	840,369
Telefonaktiebolaget LM Ericsson B Shares	1,454,744	15,755,118
		16,595,487
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	1,073,342	12,101,972
Lagercrantz Group AB B Shares	104,399	2,292,500
Mycronic AB	82,321	1,901,955
Ncab Group Ab (d)	102,383	528,495
		16,824,922
IT Services - 0.0%
Addnode Group AB B Shares	72,576	698,261
Atea ASA	42,125	673,615
		1,371,876
Software - 0.0%
Truecaller AB B Shares	187,289	324,852
Vitec Software Group AB B Shares	21,290	597,530
Yubico AB (d)(e)	28,533	212,440
		1,134,822
Technology Hardware, Storage & Peripherals - 0.0%
Dynavox Group AB (d)	60,243	591,778
TOTAL INFORMATION TECHNOLOGY		36,518,885
Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	137,623	1,123,232
Containers & Packaging - 0.0%
Billerud Aktiebolag	128,695	1,041,696
Metals & Mining - 0.1%
Alleima AB	103,063	900,753
Boliden AB (d)	147,347	10,365,157
Granges AB	57,993	972,681
SSAB AB A Shares	172,165	1,431,438
SSAB AB B Shares	271,323	2,242,470
		15,912,499
Paper & Forest Products - 0.0%
Holmen AB B Shares	39,032	1,462,687
Svenska Cellulosa AB SCA B Shares	323,585	4,052,305
		5,514,992
TOTAL MATERIALS		23,592,419
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Atrium Ljungberg AB B Shares	146,646	555,715
Castellum AB	195,771	2,419,803
Catena AB	24,561	1,274,994
Cibus Nordic Real Estate AB publ	38,195	661,632
Dios Fastigheter AB	68,808	498,631
Fabege AB	105,818	977,101
Fastighets AB Balder B Shares (d)	378,551	2,849,067
Hufvudstaden AB A Shares	62,805	867,248
Intea Fastigheter AB B Shares	66,677	489,551
NP3 Fastigheter AB	21,024	623,108
Nyfosa AB	98,581	783,004
Pandox AB B Shares	57,910	1,248,242
Platzer Fastigheter Holding AB B Shares	38,516	321,705
Sagax AB B Shares	115,959	2,558,064
Samhallsbyggnadsbolaget i Norden AB B Shares (d)(e)	711,678	391,493
Wallenstam AB B Shares	216,032	983,694
Wihlborgs Fastigheter AB	146,320	1,512,890
TOTAL REAL ESTATE		19,015,942
TOTAL SWEDEN		464,500,143
SWITZERLAND - 2.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sunrise Communications AG Series A	36,010	2,040,279
Swisscom AG	13,358	10,946,631
		12,986,910
Media - 0.0%
TX Group AG	1,715	369,156
TOTAL COMMUNICATION SERVICES		13,356,066
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Autoneum Holding AG	1,609	263,084
Specialty Retail - 0.0%
Avolta AG	46,695	2,857,090
Mobilezone Holding AG	27,706	505,342
		3,362,432
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	279,430	54,240,077
Swatch Group AG/The	15,347	3,633,013
		57,873,090
TOTAL CONSUMER DISCRETIONARY		61,498,606
Consumer Staples - 0.1%
Food Products - 0.1%
Aryzta AG (d)	12,781	903,540
Barry Callebaut AG (e)	1,887	3,300,206
Chocoladefabriken Lindt & Spruengli AG	56	8,258,198
Chocoladefabriken Lindt & Spruengli AG	480	6,867,344
Emmi AG	1,280	1,294,819
TOTAL CONSUMER STAPLES		20,624,107
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TORM PLC Series A	31,927	783,941
Financials - 0.9%
Banks - 0.0%
Banque Cantonale Vaudoise	16,301	2,205,659
Valiant Holding AG	8,335	1,673,361
		3,879,020
Capital Markets - 0.5%
EFG International AG	55,745	1,419,134
Julius Baer Group Ltd	107,762	9,007,930
Partners Group Holding AG	11,816	16,049,157
Swissquote Group Holding SA	5,614	3,182,271
UBS Group AG	1,648,583	77,604,212
Vontobel Holding AG	14,584	1,256,444
		108,519,148
Consumer Finance - 0.0%
Cembra Money Bank AG	16,595	2,119,858
Insurance - 0.4%
Helvetia Baloise Holding AG	41,308	10,457,247
Swiss Life Holding AG	14,724	16,121,071
Zurich Insurance Group AG	75,454	53,679,634
		80,257,952
TOTAL FINANCIALS		194,775,978
Health Care - 0.4%
Biotechnology - 0.0%
Basilea Pharmaceutica Ag Allschwil (d)	7,276	508,252
Idorsia Ltd (d)	79,595	376,326
Kuros Biosciences AG (d)	15,417	510,942
		1,395,520
Health Care Equipment & Supplies - 0.1%
Medacta Group SA (b)(c)	3,765	804,577
Sonova Holding AG	26,494	7,250,969
Straumann Holding AG	58,347	7,017,380
Ypsomed Holding AG (e)	2,230	881,269
		15,954,195
Health Care Providers & Services - 0.0%
Galenica AG (b)(c)	26,024	3,251,948
Life Sciences Tools & Services - 0.1%
Bachem Holding AG Series B (e)	18,081	1,637,242
Lonza Group AG	36,428	24,751,014
Siegfried Holding AG	20,372	2,500,877
SKAN Group AG	8,175	614,407
Tecan Group AG	6,788	1,194,189
		30,697,729
Pharmaceuticals - 0.2%
Dottikon Es Holding AG (d)	1,906	917,188
Galderma Group AG	80,338	14,974,921
Sandoz Group AG	217,274	17,195,296
		33,087,405
TOTAL HEALTH CARE		84,386,797
Industrials - 0.7%
Building Products - 0.1%
Belimo Holding AG	5,177	5,658,838
dormakaba Holding AG Series B	16,414	1,233,624
Forbo Holding AG	635	749,958
Geberit AG	17,538	13,376,115
Zehnder Group AG	5,928	630,336
		21,648,871
Construction & Engineering - 0.0%
Burkhalter Holding AG	4,308	782,411
Implenia AG	8,454	809,257
		1,591,668
Electrical Equipment - 0.4%
ABB Ltd	811,770	69,891,849
Accelleron Industries AG	49,975	4,770,914
Huber + Suhner AG	7,548	1,525,125
R&S Group Holding AG Series A	15,825	329,990
		76,517,878
Machinery - 0.2%
Bucher Industries AG	3,586	1,660,679
Burckhardt Compression Holding AG	1,661	1,147,370
Bystronic AG	857	298,766
Daetwyler Holding AG	4,415	901,219
Georg Fischer AG	41,477	2,760,483
Interroll Holding AG	389	935,955
Kardex Holding AG	3,378	1,184,190
OC Oerlikon Corp AG Pfaeffikon	105,317	482,274
Schindler Holding AG	14,790	5,443,057
Schindler Holding AG participation certificate	17,886	6,899,431
Sfs Group Ag	9,698	1,422,616
Stadler Rail AG	31,376	804,034
Sulzer AG	10,196	2,192,064
VAT Group AG (b)(c)	14,109	9,147,443
		35,279,581
Marine Transportation - 0.0%
Kuehne + Nagel International AG	25,298	5,847,943
Professional Services - 0.0%
Adecco Group AG	88,455	2,588,257
SGS SA	85,734	10,291,851
		12,880,108
Trading Companies & Distributors - 0.0%
Bossard Holding AG Series A	3,474	683,071
DKSH Holding AG	20,069	1,471,978
		2,155,049
Transportation Infrastructure - 0.0%
Flughafen Zurich AG	10,272	3,183,715
TOTAL INDUSTRIALS		159,104,813
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
ALSO Holding AG	3,245	834,495
Cicor Technologies Ltd (d)	1,322	210,343
Comet Holding AG	3,844	1,488,770
Inficon Holding AG	9,411	1,485,211
Landis+Gyr Group AG	14,239	1,000,165
Sensirion Holding AG (b)(c)(d)	5,972	442,656
		5,461,640
Software - 0.0%
Temenos AG	28,510	2,520,741
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	79,724	6,872,527
TOTAL INFORMATION TECHNOLOGY		14,854,908
Materials - 0.2%
Chemicals - 0.2%
Clariant AG	118,272	1,093,142
DSM-Firmenich AG	90,002	7,096,982
EMS-Chemie Holding AG	3,704	2,879,638
Givaudan SA	4,797	18,541,409
Sika AG	79,319	15,220,574
		44,831,745
Containers & Packaging - 0.0%
SIG Group AG	160,783	2,483,344
TOTAL MATERIALS		47,315,089
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Allreal Holding AG	7,626	2,229,450
International Workplace Group PLC	396,021	1,339,565
Intershop Holding AG	3,316	718,063
Mobimo Holding AG	3,747	1,885,496
PSP Swiss Property AG	23,610	4,733,911
Swiss Prime Site AG	41,022	6,967,452
TOTAL REAL ESTATE		17,873,937
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	11,239	2,121,170
TOTAL SWITZERLAND		616,695,412
TAIWAN - 6.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	1,937,283	8,190,218
Entertainment - 0.0%
International Games System Co Ltd	117,755	2,671,077
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	926,555	2,606,624
Taiwan Mobile Co Ltd	910,181	3,042,107
		5,648,731
TOTAL COMMUNICATION SERVICES		16,510,026
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	936,181	907,561
Depo Auto Parts Ind Co Ltd	63,965	305,994
Hota Industrial Manufacturing Co Ltd	143,932	281,799
Nan Kang Rubber Tire Co Ltd	331,495	373,345
Tong Yang Industry Co Ltd	218,434	757,755
		2,626,454
Automobiles - 0.0%
China Motor Corp	151,987	267,235
Sanyang Motor Co Ltd	289,562	548,576
Yulon Motor Co Ltd	358,144	352,301
		1,168,112
Broadline Retail - 0.0%
Far Eastern Department Stores Ltd	501,823	350,553
momo.com Inc	62,000	370,252
Poya International Co Ltd	40,972	514,016
		1,234,821
Hotels, Restaurants & Leisure - 0.0%
Wowprime Corp	38,716	261,255
Household Durables - 0.0%
Ability Enterprise Co Ltd	183,000	493,952
Merry Electronics Co Ltd	156,370	494,400
Nien Made Enterprise Co Ltd	96,261	1,302,184
		2,290,536
Leisure Products - 0.0%
Fusheng Precision Co Ltd	69,987	595,327
Giant Manufacturing Co Ltd	173,636	491,231
Johnson Health Tech Co Ltd	53,000	248,503
Merida Industry Co Ltd	125,777	336,309
		1,671,370
Specialty Retail - 0.0%
Hotai Motor Co Ltd	160,251	2,761,810
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	104,386	1,312,886
Feng TAY Enterprise Co Ltd	267,255	814,508
Formosa Taffeta Co Ltd	577,534	304,639
Fulgent Sun International Holding Co Ltd	85,522	256,309
Makalot Industrial Co Ltd	125,416	1,213,831
Pou Chen Corp	1,343,020	1,295,579
Ruentex Industries Ltd	324,104	518,525
Tainan Spinning Co Ltd	734,738	316,567
Taiwan Paiho Ltd	182,786	289,539
Wiselink Co Ltd/TW	74,469	463,588
		6,785,971
TOTAL CONSUMER DISCRETIONARY		18,800,329
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	299,783	2,027,678
Food Products - 0.0%
Charoen Pokphand Enterprise	105,997	498,671
Great Wall Enterprise Co Ltd	383,530	618,460
Lian HWA Food Corp	77,700	231,635
Lien Hwa Industrial Holdings Corp	514,500	748,971
Uni-President Enterprises Corp	2,494,420	5,666,084
		7,763,821
Personal Care Products - 0.0%
Grape King Bio Ltd	65,283	250,253
TOTAL CONSUMER STAPLES		10,041,752
Financials - 0.6%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	3,609,673	2,332,879
CTBC Financial Holding Co Ltd	8,660,282	13,965,099
E.Sun Financial Holding Co Ltd	7,573,118	8,013,374
Far Eastern International Bank	1,649,082	653,050
First Financial Holding Co Ltd	5,943,396	5,422,772
Hua Nan Financial Holdings Co Ltd	4,705,328	4,934,147
Mega Financial Holding Co Ltd	6,116,776	7,518,800
Shanghai Commercial & Savings Bank Ltd/The	2,019,411	2,527,063
SinoPac Financial Holdings Co Ltd	6,381,512	5,782,076
Taichung Commercial Bank Co Ltd	2,025,520	1,283,396
Taiwan Business Bank	3,801,692	1,854,778
Taiwan Cooperative Financial Holding Co Ltd	5,512,688	4,112,904
TS Financial Holding Co Ltd	11,024,941	7,928,597
		66,328,935
Capital Markets - 0.0%
Capital Securities Corp	912,192	858,296
IBF Financial Holdings Co Ltd	1,505,170	796,336
President Securities Corp	632,245	588,880
		2,243,512
Consumer Finance - 0.0%
Hotai Finance Co Ltd	148,459	284,078
Taiwan Acceptance Corp	168,186	415,070
		699,148
Financial Services - 0.0%
Chailease Holding Co Ltd	811,762	2,674,584
Yuanta Financial Holding Co Ltd	5,576,259	7,605,194
		10,279,778
Insurance - 0.2%
Cathay Financial Holding Co Ltd	4,947,093	11,817,228
Fubon Financial Holding Co Ltd	4,342,796	12,506,263
KGI Financial Holding Co Ltd	8,369,412	4,785,930
Mercuries Life Insurance Co Ltd (d)	1,780,134	441,579
Shinkong Insurance Co Ltd	105,799	377,075
		29,928,075
TOTAL FINANCIALS		109,479,448
Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	159,212	3,883,835
TaiMed Biologics Inc (d)	147,396	264,299
		4,148,134
Health Care Equipment & Supplies - 0.0%
Pegavision Corp	32,538	298,939
Pharmaceuticals - 0.0%
Bora Pharmaceuticals Co Ltd	38,304	731,738
Caliway Biopharmaceuticals Co Ltd (d)	527,000	2,763,140
Center Laboratories Inc	337,162	430,465
Lotus Pharmaceutical Co Ltd	79,701	911,518
Lumosa Therapeutics Co Ltd (d)	43,878	243,960
Oneness Biotech Co Ltd (d)	199,047	414,931
TTY Biopharm Co Ltd	143,138	386,810
		5,882,562
TOTAL HEALTH CARE		10,329,635
Industrials - 0.2%
Aerospace & Defense - 0.0%
Evergreen Aviation Technologies Corp	58,799	299,909
Building Products - 0.0%
Taiwan Glass Industry Corp (d)	512,043	782,705
Commercial Services & Supplies - 0.0%
Cleanaway Co Ltd	650,000	757,801
L&K Engineering Co Ltd	86,132	1,569,013
Taiwan Secom Co Ltd	145,292	490,214
		2,817,028
Construction & Engineering - 0.0%
Acter Group Corp Ltd	52,899	1,055,801
BES Engineering Corp	755,015	327,695
CTCI Corp	367,045	360,475
Hwang Chang General Contractor Co Ltd	124,810	257,014
Run Long Construction Co Ltd	264,986	263,181
United Integrated Services Co Ltd	89,371	2,570,851
Yankey Engineering Co Ltd	38,167	717,029
		5,552,046
Electrical Equipment - 0.2%
AcBel Polytech Inc	437,355	690,014
Advanced Energy Solution Holding Co Ltd	18,648	667,582
Allis Electric Co Ltd	131,805	515,695
Bizlink Holding Inc	91,147	3,753,876
Chicony Power Technology Co Ltd	108,459	277,976
Chung-Hsin Electric & Machinery Manufacturing Corp	216,971	1,158,233
Fortune Electric Co Ltd	83,267	2,558,815
Longwell Co	85,000	422,778
Shihlin Electric & Engineering Corp	136,843	992,778
Ta Ya Electric Wire & Cable	421,715	555,117
Tatung Co Ltd	696,560	858,425
Teco Electric and Machinery Co Ltd	607,131	1,573,367
Voltronic Power Technology Corp	37,457	1,012,223
Walsin Lihwa Corp	1,636,360	2,255,082
		17,291,961
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	1,668,953	1,469,884
Machinery - 0.0%
C Sun Manufacturing Ltd	49,943	376,570
Hiwin Technologies Corp	149,527	1,184,279
Kaori Heat Treatment Co Ltd	39,318	930,478
Kenmec Mechanical Engineering Co Ltd	127,569	280,074
Kinik Co	59,031	760,212
Mega Union Technology Inc	32,000	707,619
Shin Zu Shing Co Ltd	81,908	544,929
Sunonwealth Electric Machine Industry Co Ltd	124,732	565,078
		5,349,239
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	568,637	3,350,752
U-Ming Marine Transport Corp	264,333	520,878
Wan Hai Lines Ltd	383,804	893,699
Wisdom Marine Lines Co Ltd	263,641	590,509
Yang Ming Marine Transport Corp	919,709	1,555,915
		6,911,753
Passenger Airlines - 0.0%
China Airlines Ltd	1,616,085	1,136,610
Eva Airways Corp	1,454,722	1,723,637
Starlux Airlines Co Ltd (d)	747,000	543,122
		3,403,369
Professional Services - 0.0%
Sporton International Inc	62,190	344,789
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	961,401	833,021
TOTAL INDUSTRIALS		45,055,704
Information Technology - 5.3%
Communications Equipment - 0.1%
Accton Technology Corp	263,289	9,300,404
Arcadyan Technology Corp	100,239	570,027
LuxNet Corp	59,377	594,428
Sercomm Corp	165,072	449,222
WNC Corp /Taiwan	195,271	1,144,468
		12,058,549
Electronic Equipment, Instruments & Components - 0.8%
All Ring Tech Co Ltd	47,000	565,817
Asia Optical Co Inc	128,984	668,110
AUO Corp	3,118,846	1,358,598
Channel Well Technology Co Ltd	173,402	343,892
Cheng Uei Precision Industry Co Ltd	228,896	281,724
Chroma ATE Inc	200,390	6,221,518
Chunghwa Precision Test Tech Co Ltd	11,000	1,151,750
Compeq Manufacturing Co Ltd	537,996	2,880,447
Coretronic Corp	114,402	318,579
Delta Electronics Inc	1,012,992	39,152,550
Dynamic Holding Co Ltd	142,379	645,024
Dynapack International Technology Corp	79,000	847,188
E Ink Holdings Inc	449,031	2,489,480
Elite Material Co Ltd	156,424	8,647,549
First Hi-Tec Enterprise Co Ltd	37,000	349,311
FLEXium Interconnect Inc (d)	172,595	325,888
Fositek Corp	26,396	1,191,646
Foxconn Technology Co Ltd	551,424	1,002,748
Genius Electronic Optical Co Ltd	47,938	689,493
Global Brands Manufacture Ltd	152,769	525,121
Gold Circuit Electronics Ltd	167,353	3,716,599
Hannstar Board Corp	140,548	437,251
HannStar Display Corp (d)	1,564,127	413,268
Hon Hai Precision Industry Co Ltd	6,530,230	45,617,479
I Chiun Precision Industry Co Ltd	115,000	466,339
Innolux Corp	3,981,555	2,749,815
Iteq Corp	115,731	390,475
Largan Precision Co Ltd	52,075	3,975,946
Lotes Co Ltd	44,385	2,010,789
Nan Ya Printed Circuit Board Corp	120,821	1,487,057
Pan-International Industrial Corp	218,122	356,569
Primax Electronics Ltd	299,443	746,592
Scientech Corp	33,450	346,528
Simplo Technology Co Ltd	88,415	967,761
Sinbon Electronics Co Ltd	130,799	967,577
Supreme Electronics Co Ltd	297,201	796,553
Synnex Technology International Corp	661,100	1,371,837
Taiwan Surface Mounting Technology Corp	148,182	432,833
Taiwan Union Technology Corp	124,578	1,985,197
Test Research Co Ltd	96,415	549,808
Tong Hsing Electronic Industries Ltd	114,930	511,569
Tripod Technology Corp	235,751	2,797,046
Txc Corp	185,918	508,896
Unimicron Technology Corp	694,965	8,333,415
Unitech Printed Circuit Board Corp	413,852	679,155
Universal Microwave Technology Inc	34,000	1,179,471
Wah Lee Industrial Corp	114,283	450,760
Walsin Technology Corp	173,862	751,851
Wpg Holding Co Ltd	842,795	1,716,829
WT Microelectronics Co Ltd	356,681	1,762,783
Yageo Corp	856,128	7,526,549
Zhen Ding Technology Holding Ltd	389,726	2,413,795
		168,074,825
IT Services - 0.0%
Systex Corp	113,019	415,339
Semiconductors & Semiconductor Equipment - 4.1%
ADATA Technology Co Ltd	164,808	1,897,916
Advanced Echem Materials Co Ltd	42,000	1,145,636
Advanced Wireless Semiconductor Co	81,503	289,191
Airoha Technology Corp	32,670	449,711
Alchip Technologies Ltd	40,274	3,987,209
AP Memory Technology Corp	55,097	749,696
Ardentec Corp	243,465	1,230,245
ASE Technology Holding Co Ltd	1,731,234	16,047,031
ASMedia Technology Inc	18,736	765,704
ASPEED Technology Inc	15,714	4,420,729
Chang Wah Technology Co Ltd	243,289	447,038
Chipbond Technology Corp	348,056	604,260
ChipMOS Technologies Inc	336,977	642,674
Elan Microelectronics Corp	165,693	614,164
Elite Advanced Laser Corp	83,000	662,633
Elite Semiconductor Microelectronics Technology Inc	166,314	1,027,443
eMemory Technology Inc	34,406	1,994,709
Ennostar Inc	413,308	460,250
Everlight Electronics Co Ltd	242,235	426,684
Faraday Technology Corp	109,151	577,482
Fitipower Integrated Technology Inc	67,638	314,993
Foxsemicon Integrated Technology Inc	47,141	424,142
Global Mixed Mode Technology Inc	50,318	387,368
Global Unichip Corp	45,185	3,750,505
Globalwafers Co Ltd	138,512	2,180,911
Grand Process Technology Corp	14,802	783,125
Greatek Electronics Inc	167,544	474,527
Gudeng Precision Industrial Co Ltd	41,511	529,326
ITE Technology Inc	96,349	366,288
Jentech Precision Industrial Co Ltd	44,913	4,040,961
King Yuan Electronics Co Ltd	572,719	5,370,658
Kinsus Interconnect Technology Corp	168,226	1,343,037
Kinsus Interconnect Technology Corp rights 3/10/2026 (d)	19,328	65,518
LandMark Optoelectronics Corp	41,000	1,298,907
Machvision Inc	24,343	363,236
Macronix International Co Ltd (d)	931,033	2,737,205
Marketech International Corp	48,009	431,952
MediaTek Inc	792,955	44,213,553
MPI Corp	44,207	3,522,275
Nanya Technology Corp (d)	640,486	6,625,018
Novatek Microelectronics Corp	298,650	3,548,036
Orient Semiconductor Electronics Ltd	260,817	480,072
Pan Jit International Inc	174,456	499,630
Parade Technologies Ltd	41,274	691,714
Phison Electronics Corp	86,481	6,520,665
Phoenix Silicon International Corp	73,000	392,001
Pixart Imaging Inc	87,547	553,323
Powerchip Semiconductor Manufacturing Corp (d)	1,644,402	3,620,654
Powertech Technology Inc	353,572	2,845,154
Radiant Opto-Electronics Corp	248,861	961,858
Raydium Semiconductor Corp	46,775	343,050
Realtek Semiconductor Corp	251,443	3,851,503
Sigurd Microelectronics Corp	264,553	1,089,558
Silicon Integrated Systems Corp	228,744	383,354
Sino-American Silicon Products Inc	305,355	1,160,862
Sitronix Technology Corp	77,899	482,473
Taiwan Semiconductor Manufacturing Co Ltd	12,811,148	706,272,375
Topco Scientific Co Ltd	93,689	958,706
United Microelectronics Corp	5,894,575	11,693,457
UPI Semiconductor Corp	41,318	265,722
Vanguard International Semiconductor Corp	601,672	2,735,306
Via Technologies Inc	168,173	276,513
VisEra Technologies Co Ltd	63,987	577,738
Visual Photonics Epitaxy Co Ltd	108,437	577,140
Win Semiconductors Corp	199,232	1,480,117
Winbond Electronics Corp (d)	1,628,530	6,629,688
WinWay Technology Co Ltd	12,736	1,575,608
XinTec Inc	101,305	535,971
		878,666,158
Technology Hardware, Storage & Peripherals - 0.3%
Acer Inc	1,551,834	1,233,994
Advantech Co Ltd	245,256	2,327,077
Asia Vital Components Co Ltd	172,113	7,960,874
Asustek Computer Inc	366,462	5,758,440
AURAS Technology Co Ltd	36,450	1,050,832
Catcher Technology Co Ltd	275,276	1,748,545
Chenbro Micom Co Ltd	30,406	871,770
Chenming Electronic Technology Corp	87,000	311,453
Chicony Electronics Co Ltd	314,442	1,165,522
Clevo Co	269,500	318,038
Compal Electronics Inc	2,187,484	2,269,606
Ennoconn Corp	57,865	520,629
Getac Holdings Corp	221,191	788,341
Gigabyte Technology Co Ltd	277,223	2,046,348
HTC Corp (d)	346,197	491,904
Innodisk Corp	42,378	1,065,995
Inventec Corp	1,435,683	2,046,752
King Slide Works Co Ltd	29,472	2,931,794
Kinpo Electronics	636,156	531,054
Lite-On Technology Corp	1,026,472	5,333,167
Micro-Star International Co Ltd	385,308	1,101,054
Mitac Holdings Corp	499,066	1,247,467
Pegatron Corp	1,051,530	2,321,927
Qisda Corp	619,250	494,380
Quanta Computer Inc	1,403,969	12,454,026
Quanta Storage Inc	117,063	393,115
Transcend Information Inc	100,843	851,407
Wistron Corp	1,563,639	6,464,593
Wiwynn Corp	58,097	6,579,971
		72,680,075
TOTAL INFORMATION TECHNOLOGY		1,131,894,946
Materials - 0.1%
Chemicals - 0.1%
China Petrochemical Development Corp (d)	1,989,605	504,256
Daxin Materials Corp	26,000	271,408
Eternal Materials Co Ltd	420,950	822,830
Formosa Chemicals & Fibre Corp	1,853,758	2,487,142
Formosa Plastics Corp	1,994,094	2,988,140
Nan Pao Resins Chemical Co Ltd	28,516	280,507
Nan Ya Plastics Corp	2,689,496	6,467,061
Shinkong Synthetic Fibers Corp	625,804	296,397
Shiny Chemical Industrial Co Ltd	70,603	319,855
Sinon Corp	238,606	343,187
Solar Applied Materials Technology Corp	299,364	606,031
Taiwan Fertilizer Co Ltd	327,506	481,428
Taiwan Speciality Chemicals Corp	42,000	425,123
		16,293,365
Construction Materials - 0.0%
Asia Cement Corp	1,240,347	1,381,220
Goldsun Building Materials Co Ltd	455,975	509,207
TCC Group Holdings Co Ltd	3,545,813	2,965,609
		4,856,036
Containers & Packaging - 0.0%
Cheng Loong Corp	428,062	240,035
Taiwan Hon Chuan Enterprise Co Ltd	169,966	646,156
		886,191
Metals & Mining - 0.0%
Century Iron & Steel Industrial Co Ltd	92,349	397,892
China Steel Corp	6,144,785	4,039,421
EVERGREEN Steel Corp	114,349	373,133
Feng Hsin Steel Co Ltd	263,663	539,605
Gloria Material Technology Corp	272,386	294,261
TA Chen Stainless Pipe	1,043,992	1,299,822
Tung Ho Steel Enterprise Corp	261,196	574,275
		7,518,409
Paper & Forest Products - 0.0%
YFY Inc	558,540	442,373
TOTAL MATERIALS		29,996,374
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Chong Hong Construction Co Ltd	110,865	272,201
Farglory Land Development Co Ltd	150,446	315,524
Highwealth Construction Corp	738,403	870,224
Huaku Development Co Ltd	147,628	498,095
Kindom Development Co Ltd	233,090	228,549
Ruentex Development Co Ltd	863,967	788,286
Sakura Development Co Ltd	205,530	308,637
TOTAL REAL ESTATE		3,281,516
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Taiwan Cogeneration Corp	327,583	447,812
TOTAL TAIWAN		1,375,837,542
TANZANIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Helios Towers PLC (d)	429,594	1,016,954
THAILAND - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL	1,556,489	572,275
True Corp PCL depository receipt	3,932,294	1,445,788
		2,018,063
Media - 0.0%
VGI PCL depository receipt	8,655,100	235,923
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	110,566	1,223,060
Advanced Info Service PCL depository receipt	434,336	4,804,541
		6,027,601
TOTAL COMMUNICATION SERVICES		8,281,587
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Central Plaza Hotel PCL depository receipt	429,100	479,422
Minor International PCL depository receipt	1,728,710	1,254,754
		1,734,176
Specialty Retail - 0.0%
Com7 Pcl depository receipt	738,299	512,480
Home Product Center PCL depository receipt	2,965,541	667,364
		1,179,844
TOTAL CONSUMER DISCRETIONARY		2,914,020
Consumer Staples - 0.0%
Beverages - 0.0%
Carabao Group PCL depository receipt	197,815	271,173
Osotspa PCL depository receipt	708,223	397,323
		668,496
Consumer Staples Distribution & Retail - 0.0%
Berli Jucker PCL depository receipt	622,400	286,047
CP ALL PCL	925,758	1,276,402
CP ALL PCL depository receipt	1,979,817	2,729,700
CP AXTRA PCL depository receipt	1,215,657	570,261
		4,862,410
Food Products - 0.0%
Betagro PCL depository receipt	601,000	323,835
Charoen Pokphand Foods PCL	654,011	429,098
Charoen Pokphand Foods PCL depository receipt	1,418,387	930,606
I-TAIL Corp PCL depository receipt	556,500	303,385
Thai Union Group PCL	781,405	292,253
Thai Union Group PCL depository receipt	843,000	315,290
Thai Vegetable Oil PCL depository receipt	342,500	254,025
		2,848,492
TOTAL CONSUMER STAPLES		8,379,398
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Bangchak Corp PCL depository receipt	370,303	355,045
Banpu PCL depository receipt	4,755,614	806,419
Energy Earth PCL (d)(g)	7,600	0
IRPC PCL depository receipt	6,956,295	255,762
PTT Exploration & Production PCL	299,382	1,162,418
PTT Exploration & Production PCL depository receipt	428,156	1,662,413
PTT PCL	2,271,816	2,448,233
PTT PCL depository receipt	2,883,811	3,107,753
Star Petroleum Refining PCL depository receipt	1,224,238	261,921
Thai Oil PCL depository receipt	682,464	924,733
TOTAL ENERGY		10,984,697
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	313,951	1,870,770
Krung Thai Bank PCL depository receipt	1,892,251	1,694,329
SCB X PCL	172,918	742,643
SCB X PCL depository receipt	268,581	1,153,494
Thanachart Capital PCL depository receipt	176,900	330,811
Tisco Financial Group PCL depository receipt	140,823	502,142
TMBThanachart Bank PCL depository receipt	14,445,116	924,854
		7,219,043
Consumer Finance - 0.0%
AEON Thana Sinsap Thailand PCL depository receipt	79,800	244,079
Krungthai Card PCL depository receipt	772,700	704,125
Muangthai Capital PCL depository receipt	640,900	685,590
Srisawad Corp PCL depository receipt	470,500	372,821
TIDLOR Holdings PCL depository receipt	837,818	451,439
		2,458,054
Insurance - 0.0%
Thai Life Insurance PCL	1,228,300	463,289
TOTAL FINANCIALS		10,140,386
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Chain Hospital PCL depository receipt	921,662	295,049
Bangkok Dusit Medical Services PCL	1,670,644	1,064,341
Bangkok Dusit Medical Services PCL depository receipt	4,224,253	2,691,204
Bumrungrad Hospital Pcl	83,433	442,949
Bumrungrad Hospital Pcl depository receipt	231,578	1,229,455
Chularat Hospital PCL depository receipt	3,571,279	177,714
		5,900,712
Pharmaceuticals - 0.0%
Mega Lifesciences PCL depository receipt	244,317	278,777
TOTAL HEALTH CARE		6,179,489
Industrials - 0.0%
Electrical Equipment - 0.0%
STARK Corp PCL (d)(g)	4,002,200	1
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (d)	5,190,034	358,614
Transportation Infrastructure - 0.0%
Airports of Thailand PCL depository receipt	2,251,628	3,586,190
Bangkok Expressway & Metro PCL	2,692,438	448,029
		4,034,219
TOTAL INDUSTRIALS		4,392,834
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Cal-Comp Electronics Thailand PCL depository receipt	2,080,400	315,192
Delta Electronics Thailand PCL	576,729	3,747,368
Delta Electronics Thailand PCL depository receipt	1,050,687	6,826,968
KCE Electronics PCL depository receipt	644,400	383,985
TOTAL INFORMATION TECHNOLOGY		11,273,513
Materials - 0.0%
Chemicals - 0.0%
PTT Global Chemical PCL depository receipt	1,177,206	921,616
Construction Materials - 0.0%
Siam Cement PCL/The	110,686	722,704
Siam Cement PCL/The depository receipt	306,675	2,002,379
		2,725,083
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	846,400	536,545
TOTAL MATERIALS		4,183,244
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
AP Thailand PCL depository receipt	1,551,605	445,072
Central Pattana PCL	477,305	873,672
Central Pattana PCL depository receipt	624,085	1,142,343
Land & Houses PCL depository receipt	5,207,758	643,748
MBK PCL depository receipt	685,830	391,281
Sansiri PCL depository receipt	9,272,607	402,646
WHA Corp PCL depository receipt	4,777,980	523,988
TOTAL REAL ESTATE		4,422,750
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL	79,217	295,024
Energy Absolute PCL depository receipt (d)	3,029,500	263,100
Global Power Synergy PCL depository receipt	474,100	533,456
Gulf Development PCL	289,802	429,421
Gulf Development PCL depository receipt	2,042,810	3,026,985
Ratch Group PCL depository receipt	696,192	684,056
TOTAL UTILITIES		5,232,042
TOTAL THAILAND		76,383,960
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	628,987	1,690,817
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	370,394	968,423
Tofas Turk Otomobil Fabrikasi AS	70,882	531,366
		1,499,789
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	809,224	404,175
Dogus Otomotiv Servis ve Ticaret AS	62,606	330,111
		734,286
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	1,448,214	368,989
Mavi Giyim Sanayi Ve Ticaret AS Class B (b)(c)	571,041	634,767
		1,003,756
TOTAL CONSUMER DISCRETIONARY		3,237,831
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,344,587	593,959
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	235,582	3,597,086
Grainturk Tarim AS (d)	23,961	122,100
Migros Ticaret AS	53,494	783,583
		4,502,769
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	154,034	479,596
Personal Care Products - 0.0%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	80,774	219,920
TOTAL CONSUMER STAPLES		5,796,244
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	530,974	2,988,995
Financials - 0.1%
Banks - 0.1%
Akbank TAS	1,628,680	3,481,174
Haci Omer Sabanci Holding AS	605,361	1,524,294
Turkiye Is Bankasi AS Class C	4,419,430	1,693,097
Yapi ve Kredi Bankasi AS (d)	1,695,442	1,601,600
		8,300,165
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	363,906	402,173
Tera Yatirim Menkul Degerler AS	87,889	417,345
		819,518
Financial Services - 0.0%
Destek Finans Faktoring AS	41,824	769,407
Turkiye Sinai Kalkinma Bankasi AS (d)	1,041,336	336,680
		1,106,087
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	819,937	538,869
Turkiye Sigorta AS	1,357,061	380,715
		919,584
TOTAL FINANCIALS		11,145,354
Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(c)(d)	51,343	557,268
Industrials - 0.1%
Aerospace & Defense - 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	738,888	5,152,523
Construction & Engineering - 0.0%
Ral Yatirim Holding AS	69,544	300,168
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	304,758	1,119,882
Ground Transportation - 0.0%
LDR Turizm AS	141,973	235,060
Pasifik Eurasia Lojistik Dis Ticaret AS (d)	180,422	616,108
		851,168
Industrial Conglomerates - 0.1%
Alarko Holding AS	174,559	433,517
Kiler Holding AS (d)	211,787	2,873,373
KOC Holding AS	386,651	1,846,700
Turkiye Sise ve Cam Fabrikalari AS	665,082	695,868
		5,849,458
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S. (d)	24,745	245,817
Passenger Airlines - 0.0%
Pegasus Hava Tasimaciligi AS (d)	142,485	666,767
Turk Hava Yollari AO	311,518	2,177,696
		2,844,463
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (d)	101,921	815,026
TOTAL INDUSTRIALS		17,178,505
Materials - 0.0%
Chemicals - 0.0%
Petkim Petrokimya Holding AS (d)	849,237	360,106
Construction Materials - 0.0%
Cimsa Cimento Sanayi VE Ticaret AS	251,746	297,843
Oyak Cimento Fabrikalari AS	669,770	425,085
		722,928
Metals & Mining - 0.0%
Eldorado Gold Corp (d)	106,926	4,587,535
Eregli Demir ve Celik Fabrikalari TAS	1,804,838	1,169,553
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (d)	696,512	465,441
Turk Altin Isletmeleri AS (d)	539,849	677,806
		6,900,335
TOTAL MATERIALS		7,983,369
Real Estate - 0.0%
Diversified REITs - 0.0%
Peker Gayrimenkul Yatirim Ortakligi AS (d)	2,229,942	512,271
Ziraat Gayrimenkul Yatirim Ortakligi AS	534,049	292,525
		804,796
Real Estate Management & Development - 0.0%
Tera Yatirim Teknoloji Holding AS (d)	600,174	189,629
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,091,370	639,960
TOTAL REAL ESTATE		1,634,385
Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (b)(c)	184,520	444,253
Gas Utilities - 0.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (d)	605,245	369,102
Enerya Enerji AS	1,217,246	277,671
		646,773
Independent Power and Renewable Electricity Producers - 0.0%
Margun Enerji Uretim Sanayi VE Ticaret AS	431,806	410,090
TOTAL UTILITIES		1,501,116
TOTAL TURKEY		53,713,884
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Emirates Telecommunications Group Co PJSC	1,842,362	9,882,786
Space42 PLC (d)	863,897	352,851
TOTAL COMMUNICATION SERVICES		10,235,637
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	1,652,306	701,865
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	1,637,103	1,827,671
TOTAL CONSUMER DISCRETIONARY		2,529,536
Consumer Staples - 0.0%
Food Products - 0.0%
Agthia Group PJSC	297,294	299,519
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	1,690,702	2,453,762
NMDC Energy	649,208	441,939
		2,895,701
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Gas PLC	3,124,778	3,071,600
ADNOC Logistics & Services	1,055,666	1,612,603
Dana Gas PJSC	3,892,836	990,036
		5,674,239
TOTAL ENERGY		8,569,940
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	1,702,443	7,055,462
Abu Dhabi Islamic Bank PJSC	763,136	5,057,789
Ajman Bank PJSC	743,349	299,566
Dubai Islamic Bank PJSC	1,572,262	4,135,616
Emirates NBD Bank PJSC	995,120	8,427,020
First Abu Dhabi Bank PJSC	2,316,893	11,734,298
Sharjah Islamic Bank	935,626	909,513
		37,619,264
Capital Markets - 0.0%
Dubai Financial Market PJSC	1,132,910	512,085
TOTAL FINANCIALS		38,131,349
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Parkin Co PJSC	498,037	838,085
Industrial Conglomerates - 0.0%
Dubai Investments PJSC	1,190,583	1,296,755
Two Point Zero Group PJSC (d)	1,762,218	1,084,442
		2,381,197
Marine Transportation - 0.0%
Gulf Navigation Holding PJSC (d)	212,903	130,437
Passenger Airlines - 0.0%
Air Arabia PJSC	1,289,512	1,748,610
Transportation Infrastructure - 0.0%
Salik Co PJSC	1,029,979	1,789,317
TOTAL INDUSTRIALS		6,887,646
Materials - 0.0%
Construction Materials - 0.0%
Apex Investment Co PSC (d)	581,484	533,588
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	2,033,397	5,309,810
Emaar Development PJSC	544,491	2,550,101
Emaar Properties PJSC	3,474,277	14,190,376
RAK Properties PJSC (d)	1,358,010	480,712
		22,530,999
Residential REITs - 0.0%
Dubai Residential REIT (c)	1,144,627	408,294
TOTAL REAL ESTATE		22,939,293
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	3,154,744	2,594,235
Water Utilities - 0.0%
Emirates Central Cooling Systems Corp	1,152,601	552,369
TOTAL UTILITIES		3,146,604
TOTAL UNITED ARAB EMIRATES		93,273,112
UNITED KINGDOM - 6.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	3,106,020	8,132,610
Gamma Communications PLC	50,005	621,977
		8,754,587
Interactive Media & Services - 0.0%
Autotrader Group PLC (b)(c)	460,476	3,394,394
Baltic Classifieds Group PLC	235,177	654,872
MONY Group PLC	294,075	750,874
Rightmove PLC	406,888	2,754,392
Trustpilot Group PLC (b)(c)(d)	201,618	508,178
		8,062,710
Media - 0.1%
4imprint Group PLC	15,196	848,373
Future PLC	57,776	428,098
Informa PLC	674,747	8,124,952
ITV PLC	1,781,975	1,981,172
WPP PLC	560,492	2,325,046
		13,707,641
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	9,945,066	14,646,361
TOTAL COMMUNICATION SERVICES		45,171,299
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Dowlais Group PLC	693,418	883,368
Broadline Retail - 0.1%
B&M European Value Retail SA	553,314	1,335,194
Next PLC	60,507	10,982,724
		12,317,918
Distributors - 0.0%
Inchcape PLC	165,946	1,854,045
Diversified Consumer Services - 0.0%
ME Group International PLC	146,370	277,596
Pearson PLC	304,529	4,005,456
		4,283,052
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	876,330	26,277,139
Domino's Pizza Group PLC	210,116	523,560
Entain PLC	315,629	2,612,940
Greggs PLC (e)	54,383	1,195,849
Hollywood Bowl Group PLC	88,629	314,104
InterContinental Hotels Group PLC	74,723	10,072,660
J D Wetherspoon PLC	42,734	392,075
Mitchells & Butlers PLC (d)	155,067	559,110
Playtech Plc	145,907	590,969
PPHE Hotel Group Ltd	11,891	290,600
SSP Group Plc	421,302	1,055,551
Trainline PLC (b)(c)(d)	220,093	615,580
Whitbread PLC	89,473	3,335,004
		47,835,141
Household Durables - 0.1%
Barratt Redrow PLC	728,755	3,880,428
Bellway PLC	67,209	2,497,781
Berkeley Group Holdings PLC	50,909	2,870,047
Crest Nicholson Holdings plc (e)	148,388	309,240
Persimmon PLC	170,908	3,288,099
Taylor Wimpey PLC	1,986,054	2,903,534
Vistry Group PLC (d)	168,855	1,536,963
		17,286,092
Leisure Products - 0.0%
Games Workshop Group PLC	17,242	4,022,622
Specialty Retail - 0.1%
AO World PLC (d)	184,248	273,798
Currys PLC	515,373	1,029,608
Dunelm Group PLC	70,215	887,767
Frasers Group PLC (d)(e)	67,037	637,983
JD Sports Fashion PLC	1,364,145	1,526,528
Kingfisher PLC	910,826	4,197,442
Moonpig Group PLC	206,368	605,713
Pets at Home Group Plc	243,597	681,985
Watches of Switzerland Group PLC (b)(d)	117,292	832,174
WH Smith PLC	72,499	669,627
		11,342,625
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC (d)	189,644	2,851,898
Coats Group PLC	1,099,174	1,279,951
Dr Martens PLC	330,882	304,935
		4,436,784
TOTAL CONSUMER DISCRETIONARY		104,261,647
Consumer Staples - 1.2%
Beverages - 0.2%
AG Barr PLC	60,297	526,397
Coca-Cola Europacific Partners PLC	107,733	9,879,116
Diageo PLC	1,157,541	26,635,363
Fevertree Drinks PLC	52,063	620,504
		37,661,380
Consumer Staples Distribution & Retail - 0.1%
J Sainsbury PLC	898,843	3,940,702
Marks & Spencer Group PLC	1,067,986	5,356,165
Ocado Group PLC (d)(e)	290,255	866,625
Tesco PLC	3,374,872	19,637,710
		29,801,202
Food Products - 0.0%
Associated British Foods PLC	166,805	4,359,331
Cranswick PLC	27,607	1,987,020
Hilton Food Group PLC	51,967	334,212
Premier Foods PLC	357,365	923,232
Tate & Lyle PLC	193,913	999,274
		8,603,069
Household Products - 0.1%
Reckitt Benckiser Group PLC	348,634	29,062,089
Personal Care Products - 0.4%
Unilever PLC	1,129,640	76,848,764
Tobacco - 0.4%
British American Tobacco PLC	1,136,993	68,689,842
Imperial Brands PLC	399,605	16,830,475
		85,520,317
TOTAL CONSUMER STAPLES		267,496,821
Energy - 0.0%
Energy Equipment & Services - 0.0%
Hunting PLC	78,754	476,313
Subsea 7 SA	115,482	2,945,058
		3,421,371
Oil, Gas & Consumable Fuels - 0.0%
Harbour Energy PLC	317,939	1,011,931
Serica Energy PLC	134,379	395,336
Yellow Cake PLC (b)(c)(d)	127,841	1,194,780
		2,602,047
TOTAL ENERGY		6,023,418
Financials - 2.2%
Banks - 1.5%
Barclays PLC	7,244,601	48,350,955
Close Brothers Group PLC (d)	77,485	535,434
HSBC Holdings PLC	8,941,669	157,739,313
Lloyds Banking Group PLC	30,698,253	45,838,772
Metro Bank Holdings PLC (d)	187,399	341,561
NatWest Group PLC	4,170,215	38,010,614
Standard Chartered PLC	1,009,941	25,840,786
		316,657,435
Capital Markets - 0.4%
3i Group PLC	516,579	23,731,186
Aberdeen Group PLC	979,883	2,914,949
AJ Bell PLC	186,702	1,182,332
Allfunds Group Plc	158,922	1,539,050
Ashmore Group PLC	265,861	860,729
Bridgepoint Group PLC (b)(c)	152,881	569,428
ICG PLC	150,714	3,743,065
IG Group Holdings PLC	180,174	3,333,236
Integrafin Holdings Ltd (c)	182,207	876,370
Investec PLC	304,844	2,536,170
IP Group PLC (d)	588,070	476,374
Jupiter Fund Management PLC	245,437	630,043
London Stock Exchange Group PLC	242,748	26,978,378
Man Group Plc/Jersey	598,338	2,151,638
Molten Ventures PLC (d)	91,331	631,113
Ninety One PLC	154,054	532,902
Polar Capital Holdings PLC	66,663	539,100
Quilter PLC (b)(c)	761,699	2,025,132
Rathbones Group PLC	36,860	1,112,144
Schroders PLC	392,276	2,424,057
St James's Place PLC	275,072	5,721,201
TP ICAP Group PLC	385,968	1,346,755
XPS Pensions Group PLC (c)	115,579	547,208
		86,402,560
Financial Services - 0.1%
M&G PLC	1,156,695	4,897,071
OSB Group PLC	200,400	1,674,097
Paragon Banking Group PLC	105,239	1,278,753
Wise PLC Class A (d)	351,449	4,532,897
		12,382,818
Insurance - 0.2%
Admiral Group PLC	134,561	5,063,480
Aviva PLC	1,576,645	13,716,763
Beazley PLC	314,082	4,869,341
Chesnara PLC (e)	147,605	617,034
Hiscox Ltd	174,964	3,548,086
Just Group PLC	461,590	1,364,292
Lancashire Holdings Ltd	120,148	1,012,732
Legal & General Group PLC	2,951,843	10,707,798
Phoenix Group Holdings PLC	366,725	3,710,871
		44,610,397
TOTAL FINANCIALS		460,053,210
Health Care - 0.8%
Biotechnology - 0.0%
Genus PLC	35,981	1,555,813
OXB (d)	50,034	568,936
		2,124,749
Health Care Equipment & Supplies - 0.0%
Advanced Medical Solutions Group PLC (e)	148,418	437,654
Convatec Group PLC (b)(c)	830,367	2,613,335
Smith & Nephew PLC	418,820	7,138,060
		10,189,049
Health Care Providers & Services - 0.0%
CVS Group PLC	38,106	680,979
Spire Healthcare Group PLC (b)(c)	138,753	387,320
		1,068,299
Health Care Technology - 0.0%
Craneware PLC	14,924	343,077
Life Sciences Tools & Services - 0.0%
Oxford Nanopore Technologies PLC (d)	251,923	534,314
Pharmaceuticals - 0.8%
Astrazeneca PLC	805,498	150,075,630
Hikma Pharmaceuticals PLC	88,706	1,855,913
		151,931,543
TOTAL HEALTH CARE		166,191,031
Industrials - 1.2%
Aerospace & Defense - 0.6%
Avon Technologies PLC	17,824	427,791
Babcock International Group PLC	131,481	2,581,738
BAE Systems PLC	1,561,037	42,377,384
Chemring Group PLC	161,975	1,104,868
Cohort PLC (e)	19,580	308,647
Melrose Industries PLC	661,082	5,662,743
QinetiQ Group PLC	263,606	1,808,937
Rolls-Royce Holdings PLC	4,369,772	73,049,377
Senior PLC	228,993	767,689
		128,089,174
Building Products - 0.0%
Genuit Group PLC	137,659	626,316
Volution Group PLC	112,208	985,726
		1,612,042
Commercial Services & Supplies - 0.1%
Johnson Service Group PLC	218,832	421,011
Mitie Group PLC	686,573	1,574,555
Rentokil Initial PLC	1,311,302	8,139,011
Serco Group PLC	543,125	2,229,555
		12,364,132
Construction & Engineering - 0.0%
Balfour Beatty PLC	265,658	2,595,484
Keller Group PLC	37,064	898,697
Kier Group PLC	240,485	735,466
Morgan Sindall Group PLC	24,568	1,657,349
Renew Holdings PLC	50,090	642,911
		6,529,907
Electrical Equipment - 0.0%
DiscoverIE Group PLC	59,748	518,334
Volex PLC	78,946	476,934
		995,268
Ground Transportation - 0.0%
Firstgroup PLC	328,947	839,014
Zigup PLC	139,094	727,057
		1,566,071
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	1,392,300	11,226,542
DCC PLC	47,834	3,034,431
Smiths Group PLC	169,222	5,812,029
		20,073,002
Machinery - 0.1%
Bodycote PLC	96,605	985,472
IMI PLC	127,981	4,836,892
Morgan Advanced Materials PLC	160,183	501,936
Rotork PLC	425,330	2,057,953
Spirax Group PLC	37,778	3,755,535
Vesuvius PLC	122,667	771,445
Weir Group PLC/The	131,738	5,815,307
		18,724,540
Marine Transportation - 0.0%
Clarkson PLC	16,272	932,937
Passenger Airlines - 0.0%
easyJet PLC	154,720	1,011,556
International Consolidated Airlines Group SA (Spain)	609,033	3,483,251
JET2 PLC	55,316	936,305
		5,431,112
Professional Services - 0.2%
Hays PLC	942,080	611,547
Intertek Group PLC	80,265	4,902,839
Pagegroup PLC	199,532	560,802
RELX PLC	946,385	33,551,259
		39,626,447
Trading Companies & Distributors - 0.1%
Ashtead Group PLC	219,013	14,046,303
Bunzl PLC	169,232	4,745,786
Diploma PLC	70,138	5,105,781
Grafton Group PLC unit	98,070	1,254,983
Howden Joinery Group PLC	284,759	3,261,370
RS GROUP PLC	250,079	2,292,711
Travis Perkins PLC	116,068	993,429
		31,700,363
TOTAL INDUSTRIALS		267,644,995
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	196,929	9,549,939
Oxford Instruments PLC	29,894	1,028,771
Renishaw PLC	20,169	1,048,734
		11,627,444
IT Services - 0.0%
Computacenter PLC	33,290	1,515,983
Kainos Group PLC	45,082	555,192
NCC Group PLC	203,197	390,374
Softcat PLC	71,316	1,395,469
		3,857,018
Software - 0.0%
Bytes Technology Group PLC	124,559	573,020
GB Group PLC	143,149	470,107
Sage Group PLC/The	505,001	6,615,808
		7,658,935
TOTAL INFORMATION TECHNOLOGY		23,143,397
Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	69,800	2,608,418
Elementis PLC	304,223	672,714
Johnson Matthey PLC	90,211	2,913,189
Victrex PLC	48,437	434,789
		6,629,110
Construction Materials - 0.0%
Breedon Group PLC	156,050	718,318
Ibstock PLC (b)(c)	246,205	427,856
Marshalls PLC	132,221	282,966
SigmaRoc PLC (d)	537,151	1,051,066
		2,480,206
Metals & Mining - 0.0%
Hill & Smith PLC	43,227	1,319,038
TOTAL MATERIALS		10,428,354
Real Estate - 0.2%
Diversified REITs - 0.0%
British Land Co PLC/The	526,489	2,988,307
Land Securities Group PLC	362,885	3,230,082
Shaftesbury Capital PLC	792,547	1,556,231
		7,774,620
Health Care REITs - 0.0%
Primary Health Properties PLC	1,315,808	1,865,303
Target Healthcare REIT PLC	385,121	547,006
		2,412,309
Industrial REITs - 0.2%
LondonMetric Property PLC	1,134,264	3,102,588
Segro PLC	661,783	6,869,508
Tritax Big Box REIT PLC	1,106,170	2,502,027
		12,474,123
Office REITs - 0.0%
Derwent London PLC	56,654	1,489,983
Great Portland Estates PLC	202,266	1,035,122
Workspace Group PLC	83,703	480,474
		3,005,579
Real Estate Management & Development - 0.0%
Grainger PLC	378,051	1,003,574
Savills PLC	80,791	1,191,733
		2,195,307
Residential REITs - 0.0%
Home Reit PLC (d)(g)	386,246	100,550
UNITE Group PLC/The	241,729	1,872,158
		1,972,708
Retail REITs - 0.0%
Hammerson PLC	276,728	1,342,731
Supermarket Income Reit PLC	755,430	861,066
		2,203,797
Specialized REITs - 0.0%
Big Yellow Group PLC (The)	96,281	1,356,985
Safestore Holdings PLC	112,533	1,273,452
		2,630,437
TOTAL REAL ESTATE		34,668,880
Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	627,286	20,849,388
Independent Power and Renewable Electricity Producers - 0.0%
Drax Group PLC	187,389	2,310,287
Multi-Utilities - 0.2%
Centrica PLC	2,439,506	6,374,098
National Grid PLC	2,544,213	43,225,047
Telecom Plus PLC	41,676	759,604
		50,358,749
Water Utilities - 0.1%
Pennon Group PLC	245,975	1,839,409
Severn Trent PLC	138,549	5,551,006
United Utilities Group PLC	347,042	5,921,690
		13,312,105
TOTAL UTILITIES		86,830,529
TOTAL UNITED KINGDOM		1,471,913,581
UNITED STATES - 5.0%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (d)	81,368	40,712,479
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	1,049,347	10,306,487
Hotels, Restaurants & Leisure - 0.0%
Carnival PLC (d)	71,187	2,114,473
Leisure Products - 0.0%
BRP Inc Subordinate Voting Shares	19,314	1,457,716
TOTAL CONSUMER DISCRETIONARY		13,878,676
Consumer Staples - 0.6%
Food Products - 0.6%
JBS NV Class A	214,567	3,379,430
Nestle SA	1,338,208	127,700,576
TOTAL CONSUMER STAPLES		131,080,006
Energy - 0.8%
Energy Equipment & Services - 0.0%
Tenaris SA	196,933	4,374,464
Oil, Gas & Consumable Fuels - 0.8%
BP PLC	8,172,699	51,819,470
Diversified Energy Co (United Kingdom) (e)	31,515	411,399
Energy Fuels Inc/Canada (d)(e)	119,565	2,673,781
Shell PLC	3,004,227	115,481,017
		170,385,667
TOTAL ENERGY		174,760,131
Financials - 0.1%
Insurance - 0.1%
Aegon Ltd	687,414	5,399,284
Swiss Re AG	155,220	24,787,412
TOTAL FINANCIALS		30,186,696
Health Care - 2.3%
Biotechnology - 0.1%
BeOne Medicines Ltd H Shares (d)	446,081	11,797,127
Legend Biotech Corp ADR (d)	37,622	658,385
		12,455,512
Health Care Equipment & Supplies - 0.1%
Alcon AG	259,617	20,962,801
Inmode Ltd (d)	29,789	467,985
		21,430,786
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	107,878	5,705,701
Pharmaceuticals - 2.1%
GSK PLC	2,109,264	54,549,068
Haleon PLC	4,605,795	24,087,864
Novartis AG	986,651	146,389,230
Roche Holding AG	17,066	7,859,124
Roche Holding AG non-voting shares	364,719	165,852,291
Sanofi SA	573,639	54,107,772
		452,845,349
TOTAL HEALTH CARE		492,437,348
Industrials - 0.6%
Building Products - 0.0%
Reliance Worldwide Corp Ltd	421,382	1,103,294
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	126,292	5,424,903
Construction & Engineering - 0.1%
Ferrovial SE	263,203	17,789,537
Electrical Equipment - 0.4%
Schneider Electric SE	284,868	81,672,218
Signify NV (b)(c)	69,155	1,468,135
		83,140,353
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	1,324	3,250,975
AP Moller - Maersk A/S Series B	2,252	5,568,580
		8,819,555
Professional Services - 0.1%
Experian PLC	475,436	18,007,014
Fiverr International Ltd (d)(e)	15,900	266,325
		18,273,339
TOTAL INDUSTRIALS		134,550,981
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
QUALCOMM Inc (United Kingdom)	1	152
Software - 0.1%
Bitdeer Technologies Group Class A (d)(e)	54,253	707,459
CyberArk Software Ltd (d)	26,415	11,380,374
Monday.com Ltd (d)	22,758	2,611,481
Sinch AB (b)(c)(d)	357,949	1,074,550
Vobile Group Ltd (c)(d)(e)	1,018,000	630,704
		16,404,568
TOTAL INFORMATION TECHNOLOGY		16,404,720
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	40,388	2,294,118
GCC SAB de CV	95,922	1,037,984
Holcim AG	264,405	27,251,928
RHI Magnesita NV (e)	11,484	435,281
Titan SA (Greece)	21,630	1,453,738
		32,473,049
Metals & Mining - 0.0%
Acerinox SA	99,073	1,469,127
Aura Minerals Inc (e)	17,989	1,145,719
Sims Ltd	88,128	1,244,542
		3,859,388
TOTAL MATERIALS		36,332,437
TOTAL UNITED STATES		1,070,343,474
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (d)	370,236	10,465,526
TOTAL COMMON STOCKS (Cost $14,945,059,417)		21,204,838,473

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA non-voting shares	234,656	4,792,279
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG non-voting shares	28,922	2,996,307
Dr Ing hc F Porsche AG (b)(c)	59,855	2,912,718
Porsche Automobil Holding SE	80,832	3,458,436
Volkswagen AG	95,160	11,543,391
TOTAL CONSUMER DISCRETIONARY		20,910,852
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	78,388	6,890,741
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Draegerwerk AG & Co KGaA	5,391	568,091
Life Sciences Tools & Services - 0.0%
Sartorius AG	13,811	3,860,251
TOTAL HEALTH CARE		4,428,342
Industrials - 0.0%
Machinery - 0.0%
Jungheinrich AG	28,326	1,222,174
Materials - 0.0%
Chemicals - 0.0%
FUCHS SE	37,518	1,625,895
TOTAL GERMANY		35,078,004
INDIA - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
TVS Motor Co Ltd 6% (g)	450,968	0
ITALY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Danieli & C Officine Meccaniche SpA	26,877	1,385,214
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	10,199	1,863,017
Hyundai Motor Co Series 2	23,923	4,468,877
TOTAL CONSUMER DISCRETIONARY		6,331,894
Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd	444,056	35,935,132
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	14,510	1,591,296
TOTAL KOREA (SOUTH)		43,858,322
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (d)(g)	1,961,555	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $66,710,077)		85,113,819

U.S. Treasury Obligations - 0.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (j) (Cost $12,157,934)	3.82	12,172,000	12,159,852

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.70	453,009,528	453,100,131
Fidelity Securities Lending Cash Central Fund (k)(l)	3.70	165,489,601	165,506,150
TOTAL MONEY MARKET FUNDS (Cost $618,606,281)			618,606,281

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $15,642,533,709)	21,920,718,425
NET OTHER ASSETS (LIABILITIES) - (0.4)% (h)	(91,836,465)
NET ASSETS - 100.0%	21,828,881,960

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	2,120	3/2026	321,900,800	9,823,947
ICE MSCI Emerging Markets Index Contracts (United States)	2,192	3/2026	166,679,680	9,205,402
TME S&P/TSX 60 Index Contracts (Canada)	163	3/2026	44,356,494	(446,794)

TOTAL FUTURES CONTRACTS				18,582,555
The notional amount of long futures as a percentage of Net Assets is 2.5%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $484,631,558 or 2.2% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $504,825,120 or 2.3% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Level 3 security.
(h)	Includes $4,946,917 of cash collateral to cover margin requirements for futures contracts.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,159,852.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $15,100,459.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	292,258,028	1,203,553,380	1,042,704,345	3,938,778	(6,932)	-	453,100,131	453,009,528	0.8%
Fidelity Securities Lending Cash Central Fund	156,168,767	139,757,459	130,417,707	786,175	(2,369)	-	165,506,150	165,489,601	0.5%
Total	448,426,795	1,343,310,839	1,173,122,052	4,724,953	(9,301)	-	618,606,281

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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